UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 376-7132

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2020

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report For the six months ended March 31, 2020 Access Capital Community Investment Fund RBC Impact Bond Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.
	The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov.

Table of	Portfolio Managers	1
Contents	Performance Summary	2
	Fund Statistics
	- Access Capital Community Investment Fund	4
	- RBC Impact Bond Fund	5
	Schedule of Portfolio Investments	6
	Financial Statements
	- Statements of Assets and Liabilities	36
	- Statements of Operations	38
	- Statements of Changes in Net Assets	39
	Financial Highlights	41
	Notes to Financial Statements	46
	Share Class Information	61
	Supplemental Information	62
	Liquidity Risk Disclosure (Unaudited)	64

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM-US”) serves as the investment advisor to the Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. The Funds’ management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM-US. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM-US’s government mandates. Brian joined RBC GAM-US in 2005 and most recently led the mortgage and government team before being promoted to Co-Head in 2012. Prior to joining RBC GAM-US, he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Scott Kirby

Vice President, Senior Portfolio Manager

Scott Kirby is a member of the government and mortgage research team in RBC GAM-US’s fixed income group and serves as co-portfolio manager for the firm’s community investment strategy, including the Access Capital Community Investment Fund. Scott joined RBC GAM-US in 2012 and most recently served as manager of investments of a broad-based asset portfolio for a large foundation, supporting its mission to reduce poverty. Previously he led the structured assets investment team of Ameriprise Financial/Riversource Investments, where he served as senior portfolio manager for more than $20 billion in agency and non-agency mortgage-backed, commercial mortgage-backed and asset-backed securities. He earned a BS in finance and an MBA in finance from the University of Minnesota Carlson School of Management.

Scott Kirby

1

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2020 (Unaudited)

Access Capital Community Investment Fund
Class A(c)
- Including Max Sales Charge of 3.75%	2.09%	1.55%	1.18%	2.10%	3.68%
- At Net Asset Value	6.03%	2.85%	1.96%	2.49%	3.86%	0.95%	1.11%
Class I(e)
- At Net Asset Value	6.28%	3.16%	2.32%	2.81%	4.17%	0.60%	0.66%
Class IS(f)
- At Net Asset Value	6.23%	3.29%	2.47%	3.02%	4.43%	0.40%	0.73%

Bloomberg Barclays U.S. Securitized Index(g)	6.89%	4.02%	2.93%	3.37%	4.78%
Bloomberg Barclays U.S. Aggregate Bond Index(g)	8.93%	4.82%	3.36%	3.88%	4.94%
RBC Impact Bond Fund
Class A(d)
- Including Max Sales Charge of 3.75%	4.53%	N/A	N/A	N/A	2.58%
- At Net Asset Value	8.56%	N/A	N/A	N/A	4.13%	0.70%	1.07%
Class I
- At Net Asset Value	8.83%	N/A	N/A	N/A	4.57%	0.45%	1.62%
Class R6
- At Net Asset Value	8.87%	N/A	N/A	N/A	4.67%	0.40%	1.52%

Bloomberg Barclays U.S. Aggregate Bond Index(g)	8.93%	N/A	N/A	N/A	5.10%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)

The Fund’s expenses reflect the most recent year end (September 30, 2019). For Class A of Impact Bond Fund, the expenses reflect the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(b)

The advisor has contractually agreed to waive fees and/or pay operating expenses to keep total operating expenses (excluding certain fees such as brokerage costs, interest, taxes and acquired fund fees and expenses) at 0.80% for Class A shares, 0.45% for Class I shares and 0.40% for Class IS shares of the Access Capital Community Investment Fund and at 0.70% for Class A shares, 0.45% for Class I shares and 0.40% for Class R6 shares of the Impact Bond Fund until January 31, 2020 (January 31, 2021 for Class IS Shares). Prior to March 11, 2019, the rates were 0.95% for Class A Shares and 0.70% for Class I Shares of the Access Capital Community Investment Fund.

(c)

The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

2

PERFORMANCE SUMMARY (UNAUDITED)

(d)

The inception date for Class A shares of the Fund is January 28,2020. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(e)

Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(f)

The inception date for Class IS shares of the Fund is March 11, 2019. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class IS shares, as applicable.

(g)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The Bloomberg Barclays US Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. It includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities (agency and non-agency).

The Bloomberg Barclays US Securitized Index represents the securitized portion (mortgage-backed, asset-backed and commercial mortgage-backed securities) of the Bloomberg Barclays US Aggregate Bond Index. You cannot invest directly in an index.

3

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Investment Objective	Seeks to invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.
Benchmark	Bloomberg Barclays U.S. Securitized Index Bloomberg Barclays U.S. Aggregate Bond Index

Asset Allocation as of 3/31/20 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 3/31/20) (% of Fund’s net assets)

Fannie Mae, Pool #BL4650, 2.30%, 10/1/31

Ginnie Mae, Series 2012-58, Class B, 2.20%, 3/16/44

Ginnie Mae, Series 2012-33, Class B, 2.89%, 3/16/46

Freddie Mac, Pool #ZA5238, 3.50%, 2/1/48

Fannie Mae, Pool #CA1507, 4.00%, 4/1/48

Ginnie Mae, Series 2017-94, Class AH, 2.60%, 2/16/59

	1.64% 1.46% 1.10% 0.79% 0.71% 0.68%	Missouri Housing Development Commission, Revenue, Series 1, 3.75%, 3/1/42 Fannie Mae, Pool #AM4392, 3.79%, 10/1/23 Freddie Mac, Pool #RA1988, 3.00%, 1/1/50 Fannie Mae, Pool #CA0534, 3.50%, 10/1/47	0.64% 0.54% 0.53% 0.51%
*A listing of all portfolio holdings can be found beginning on page 6

Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $1,000,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

4

FUND STATISTICS (UNAUDITED)
RBC Impact Bond Fund
Seeks to achieve a high level of current income consistent with preservation of capital.				Investment Objective
Bloomberg Barclays U.S. Aggregate Bond Index				Benchmark
Asset Allocation as of 3/31/20 (% of Fund’s investments)

Fannie Mae, Pool #CA3451, 3.50%, 5/1/49

Fannie Mae, Pool #CA3405, 3.50%, 4/1/49

Freddie Mac, Pool #V85365, 3.50%, 4/1/49

NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27

Xcel Energy, Inc., 3.30%, 6/1/25

Providence Health & Services Obligated Group, 4.16%, 10/1/42

	1.87% 1.50% 1.45% 1.42% 1.42% 1.36%	Freddie Mac, Pool #V85445, 3.50%, 4/1/49 Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26 Fannie Mae, Pool #CA3456, 3.50%, 5/1/49 Fannie Mae, Pool #BO1263, 3.50%, 6/1/49	1.29% 1.26% 1.24% 1.17%	Top Ten Holdings (excluding investment companies) (as of 3/31/20) (% of Fund’s net assets)
*A listing of all portfolio holdings can be found beginning on page 27
Growth of $1,000,000 Initial Investment Since Inception (12/18/17)
The graph reflects an initial investment of $1,000,000 over the period from December 18, 2017 (commencement of operations) to March 31, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2020 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 89.35%
Fannie Mae — 49.81%
$125,000	(TBA), 0.00%, 4/15/20(a),(b)	$140,801
58,632	Pool #257656, 6.00%, 8/1/38	62,958
116,193	Pool #257663, 5.50%, 8/1/38	130,121
109,017	Pool #257892, 5.50%, 2/1/38	122,063
72,376	Pool #257913, 5.50%, 1/1/38	81,037
55,439	Pool #258022, 5.50%, 5/1/34	62,410
118,588	Pool #258070, 5.00%, 6/1/34	131,718
36,205	Pool #258121, 5.50%, 6/1/34	40,758
46,936	Pool #258152, 5.50%, 8/1/34	52,837
62,415	Pool #258157, 5.00%, 8/1/34	69,326
59,100	Pool #258163, 5.50%, 8/1/34	66,531
103,755	Pool #258166, 5.50%, 9/1/34	116,801
70,481	Pool #258224, 5.50%, 12/1/34	79,344
55,338	Pool #258238, 5.00%, 1/1/35	61,464
84,087	Pool #258251, 5.50%, 1/1/35	94,660
100,746	Pool #258305, 5.00%, 3/1/35	111,828
50,917	Pool #258336, 5.00%, 4/1/35	56,518
55,256	Pool #258340, 5.00%, 3/1/35	61,334
59,015	Pool #258394, 5.00%, 5/1/35	65,507
56,160	Pool #258403, 5.00%, 6/1/35	62,338
75,317	Pool #258404, 5.00%, 6/1/35	83,602
44,119	Pool #258410, 5.00%, 4/1/35	48,973
87,246	Pool #258448, 5.00%, 8/1/35	96,843
164,557	Pool #258450, 5.50%, 8/1/35	185,147
68,662	Pool #258571, 5.50%, 11/1/35	77,253
196,404	Pool #258627, 5.50%, 2/1/36	220,979
51,448	Pool #258658, 5.50%, 3/1/36	57,634
45,547	Pool #258737, 5.50%, 12/1/35	51,024
39,161	Pool #259181, 6.50%, 3/1/31	41,931
7,304	Pool #259187, 6.50%, 4/1/31	7,348
63,552	Pool #259190, 6.50%, 4/1/31	69,397
72,772	Pool #259316, 6.50%, 11/1/31	79,662
26,952	Pool #259378, 6.00%, 12/1/31	28,327
30,751	Pool #259393, 6.00%, 1/1/32	32,498
38,995	Pool #259590, 5.50%, 11/1/32	43,949
154,115	Pool #259611, 5.50%, 11/1/32	173,694
33,167	Pool #259634, 5.50%, 12/1/32	37,380
126,356	Pool #259659, 5.50%, 2/1/33	142,408
30,182	Pool #259671, 5.50%, 2/1/33	34,016
73,178	Pool #259686, 5.50%, 3/1/33	82,615
32,912	Pool #259722, 5.00%, 5/1/33	36,780
99,301	Pool #259725, 5.00%, 5/1/33	110,973
92,789	Pool #259729, 5.00%, 6/1/33	103,695
56,390	Pool #259761, 5.00%, 6/1/33	63,018
99,004	Pool #259777, 5.00%, 7/1/33	110,641
75,546	Pool #259781, 5.00%, 7/1/33	84,426

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 45,788	Pool #259789, 5.00%, 7/1/33	$51,170
110,178	Pool #259816, 5.00%, 8/1/33	123,128
25,351	Pool #259819, 5.00%, 8/1/33	28,331
46,904	Pool #259830, 5.00%, 8/1/33	52,416
31,031	Pool #259848, 5.00%, 9/1/33	34,678
66,170	Pool #259867, 5.50%, 10/1/33	74,703
51,137	Pool #259869, 5.50%, 10/1/33	57,731
51,780	Pool #259875, 5.50%, 10/1/33	58,458
84,515	Pool #259930, 5.00%, 11/1/33	94,449
34,876	Pool #259998, 5.00%, 3/1/34	38,737
637,109	Pool #465946, 3.61%, 9/1/20	637,109
1,707,883	Pool #468226, 3.86%, 6/1/21	1,727,176
261,018	Pool #469101, 3.75%, 2/1/27	291,674
280,138	Pool #470828, 3.53%, 3/1/32	318,995
76,828	Pool #557295, 7.00%, 12/1/29	84,180
23,393	Pool #576445, 6.00%, 1/1/31	24,039
64,886	Pool #579402, 6.50%, 4/1/31	71,878
74,822	Pool #583728, 6.50%, 6/1/31	82,481
30,325	Pool #590931, 6.50%, 7/1/31	33,880
41,514	Pool #590932, 6.50%, 7/1/31	43,907
27,103	Pool #601865, 6.50%, 4/1/31	27,816
30,667	Pool #601868, 6.00%, 7/1/29	32,256
45,501	Pool #607611, 6.50%, 11/1/31	49,227
89,390	Pool #634271, 6.50%, 5/1/32	99,751
38,680	Pool #644232, 6.50%, 6/1/32	41,811
22,626	Pool #644432, 6.50%, 7/1/32	23,796
37,891	Pool #644437, 6.50%, 6/1/32	40,789
1,483,441	Pool #663159, 5.00%, 7/1/32	1,658,935
68,076	Pool #670278, 5.50%, 11/1/32	76,725
29,284	Pool #676702, 5.50%, 11/1/32	33,005
47,276	Pool #677591, 5.50%, 12/1/32	53,282
62,957	Pool #681883, 6.00%, 3/1/33	67,862
99,512	Pool #686542, 5.50%, 3/1/33	112,345
204,419	Pool #695961, 5.50%, 1/1/33	230,389
175,017	Pool #696407, 5.50%, 4/1/33	197,587
372,288	Pool #702478, 5.50%, 6/1/33	420,297
110,513	Pool #702479, 5.00%, 6/1/33	123,503
134,537	Pool #720025, 5.00%, 8/1/33	150,351
140,295	Pool #723066, 5.00%, 4/1/33	156,785
186,928	Pool #723067, 5.50%, 5/1/33	211,033
199,063	Pool #723070, 4.50%, 5/1/33	220,402
255,103	Pool #727311, 4.50%, 9/1/33	282,448
122,611	Pool #727312, 5.00%, 9/1/33	137,022
141,004	Pool #727315, 6.00%, 10/1/33	158,069
35,984	Pool #738589, 5.00%, 9/1/33	40,214
45,389	Pool #739269, 5.00%, 9/1/33	50,724
47,558	Pool #743595, 5.50%, 10/1/33	53,691

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$136,571	Pool #748041, 4.50%, 10/1/33	$151,211
82,433	Pool #749891, 5.00%, 9/1/33	92,122
98,852	Pool #749897, 4.50%, 9/1/33	109,449
191,526	Pool #753533, 5.00%, 11/1/33	214,037
40,376	Pool #755679, 6.00%, 1/1/34	43,641
37,234	Pool #763551, 5.50%, 3/1/34	41,916
85,905	Pool #763820, 5.50%, 1/1/34	96,983
42,427	Pool #776851, 6.00%, 10/1/34	45,894
654,673	Pool #777621, 5.00%, 2/1/34	731,622
76,907	Pool #781741, 6.00%, 9/1/34	84,336
3,777	Pool #781907, 5.00%, 2/1/21	3,778
128,234	Pool #781954, 5.00%, 6/1/34	142,431
133,190	Pool #781959, 5.50%, 6/1/34	149,937
239,453	Pool #783893, 5.50%, 12/1/34	269,562
68,793	Pool #783929, 5.50%, 10/1/34	77,443
11,347	Pool #788329, 6.50%, 8/1/34	11,483
108,563	Pool #797627, 5.00%, 7/1/35	120,505
102,242	Pool #798725, 5.50%, 11/1/34	115,098
73,560	Pool #799548, 6.00%, 9/1/34	80,839
701,025	Pool #806754, 4.50%, 9/1/34	776,754
302,252	Pool #806757, 6.00%, 9/1/34	339,004
486,864	Pool #806761, 5.50%, 9/1/34	548,082
106,935	Pool #808205, 5.00%, 1/1/35	118,774
183,565	Pool #815009, 5.00%, 4/1/35	203,757
83,614	Pool #817641, 5.00%, 11/1/35	92,811
112,880	Pool #820334, 5.00%, 9/1/35	125,297
259,787	Pool #820335, 5.00%, 9/1/35	288,364
167,903	Pool #820336, 5.00%, 9/1/35	186,372
97,560	Pool #822008, 5.00%, 5/1/35	108,292
162,018	Pool #829005, 5.00%, 8/1/35	179,840
34,151	Pool #829006, 5.50%, 9/1/35	38,424
154,333	Pool #829275, 5.00%, 8/1/35	171,310
146,787	Pool #829276, 5.00%, 8/1/35	162,934
326,278	Pool #829649, 5.50%, 3/1/35	367,305
277,920	Pool #844361, 5.50%, 11/1/35	312,695
104,575	Pool #845245, 5.50%, 11/1/35	117,660
34,582	Pool #866969, 6.00%, 2/1/36	36,137
176,879	Pool #871072, 5.50%, 2/1/37	198,047
164,694	Pool #884693, 5.50%, 4/1/36	184,498
417,804	Pool #885724, 5.50%, 6/1/36	468,043
53,333	Pool #911730, 5.50%, 12/1/21	54,034
70,185	Pool #919368, 5.50%, 4/1/37	78,584
270,482	Pool #922582, 6.00%, 12/1/36	300,393
209,454	Pool #934941, 5.00%, 8/1/39	230,566
286,168	Pool #934942, 5.00%, 9/1/39	315,013
150,976	Pool #941204, 5.50%, 6/1/37	169,043
58,000	Pool #943394, 5.50%, 6/1/37	64,941
325,732	Pool #948600, 6.00%, 8/1/37	365,339

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 74,176	Pool #952678, 6.50%, 8/1/37	$81,193
86,214	Pool #952693, 6.50%, 8/1/37	94,626
98,382	Pool #975769, 5.50%, 3/1/38	110,175
71,935	Pool #982898, 5.00%, 5/1/38	79,191
135,135	Pool #984842, 5.50%, 6/1/38	151,333
107,871	Pool #986239, 6.00%, 7/1/38	118,074
120,631	Pool #986957, 5.50%, 7/1/38	135,091
67,131	Pool #990510, 5.50%, 8/1/38	75,178
161,113	Pool #990511, 6.00%, 8/1/38	178,392
160,094	Pool #990617, 5.50%, 9/1/38	179,284
198,222	Pool #AA0645, 4.50%, 3/1/39	218,395
134,852	Pool #AA2243, 4.50%, 5/1/39	148,576
126,255	Pool #AA3142, 4.50%, 3/1/39	139,104
251,825	Pool #AA3206, 4.00%, 4/1/39	273,398
413,776	Pool #AA3207, 4.50%, 3/1/39	455,887
114,052	Pool #AA4468, 4.00%, 4/1/39	123,822
226,810	Pool #AA7042, 4.50%, 6/1/39	249,893
362,683	Pool #AA7658, 4.00%, 6/1/39	393,752
102,290	Pool #AA7659, 4.50%, 6/1/39	112,700
95,728	Pool #AA7741, 4.50%, 6/1/24	99,058
2,506,711	Pool #AB7798, 3.00%, 1/1/43	2,657,372
1,246,489	Pool #AB9204, 3.00%, 4/1/43	1,319,649
192,468	Pool #AC1463, 5.00%, 8/1/39	211,868
102,608	Pool #AC1464, 5.00%, 8/1/39	112,950
351,214	Pool #AC2109, 4.50%, 7/1/39	386,958
35,634	Pool #AC4394, 5.00%, 9/1/39	39,226
259,878	Pool #AC4395, 5.00%, 9/1/39	286,073
116,806	Pool #AC5328, 5.00%, 10/1/39	128,580
230,722	Pool #AC5329, 5.00%, 10/1/39	253,979
195,128	Pool #AC6304, 5.00%, 11/1/39	214,796
207,600	Pool #AC6305, 5.00%, 11/1/39	228,525
138,902	Pool #AC6307, 5.00%, 12/1/39	152,903
302,443	Pool #AC6790, 5.00%, 12/1/39	332,928
939,095	Pool #AC7199, 5.00%, 12/1/39	1,033,753
507,637	Pool #AD1470, 5.00%, 2/1/40	558,806
1,077,668	Pool #AD1471, 4.50%, 2/1/40	1,187,342
133,668	Pool #AD1560, 5.00%, 3/1/40	147,072
767,706	Pool #AD1585, 4.50%, 2/1/40	845,836
349,574	Pool #AD1586, 5.00%, 1/1/40	384,811
450,674	Pool #AD1638, 4.50%, 2/1/40	496,262
145,599	Pool #AD1640, 4.50%, 3/1/40	160,327
1,440,407	Pool #AD1942, 4.50%, 1/1/40	1,586,998
222,632	Pool #AD1943, 5.00%, 1/1/40	245,073
758,671	Pool #AD1988, 4.50%, 2/1/40	835,413
369,841	Pool #AD2896, 5.00%, 3/1/40	406,928
216,857	Pool #AD4456, 4.50%, 4/1/40	238,793
667,940	Pool #AD4458, 4.50%, 4/1/40	735,505

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 368,377	Pool #AD4940, 4.50%, 6/1/40	$405,640
94,855	Pool #AD4946, 4.50%, 6/1/40	104,450
288,405	Pool #AD5728, 5.00%, 4/1/40	317,326
219,538	Pool #AD7239, 4.50%, 7/1/40	241,745
117,774	Pool #AD7242, 4.50%, 7/1/40	129,687
175,162	Pool #AD7256, 4.50%, 7/1/40	192,880
387,578	Pool #AD7271, 4.50%, 7/1/40	426,783
265,712	Pool #AD7272, 4.50%, 7/1/40	292,590
272,438	Pool #AD8960, 5.00%, 6/1/40	299,758
130,629	Pool #AD9613, 4.50%, 8/1/40	143,843
887,773	Pool #AD9614, 4.50%, 8/1/40	977,575
83,270	Pool #AE2011, 4.00%, 9/1/40	90,432
1,309,590	Pool #AE2012, 4.00%, 9/1/40	1,422,231
118,055	Pool #AE2023, 4.00%, 9/1/40	128,209
648,700	Pool #AE5432, 4.00%, 10/1/40	704,496
333,936	Pool #AE5435, 4.50%, 9/1/40	367,715
334,783	Pool #AE5806, 4.50%, 9/1/40	368,647
532,508	Pool #AE5861, 4.00%, 10/1/40	578,310
509,225	Pool #AE5862, 4.00%, 10/1/40	553,024
351,220	Pool #AE5863, 4.00%, 10/1/40	381,429
284,214	Pool #AE6850, 4.00%, 10/1/40	308,660
28,209	Pool #AE6851, 4.00%, 10/1/40	30,635
155,321	Pool #AE7699, 4.00%, 11/1/40	168,680
416,181	Pool #AE7703, 4.00%, 10/1/40	451,978
667,358	Pool #AE7707, 4.00%, 11/1/40	724,759
242,469	Pool #AH0300, 4.00%, 11/1/40	263,324
410,397	Pool #AH0301, 3.50%, 11/1/40	440,091
40,285	Pool #AH0302, 4.00%, 11/1/40	43,750
426,095	Pool #AH0306, 4.00%, 12/1/40	462,744
459,670	Pool #AH0508, 4.00%, 11/1/40	499,207
876,792	Pool #AH0537, 4.00%, 12/1/40	952,206
560,086	Pool #AH0914, 4.50%, 11/1/40	616,741
444,580	Pool #AH0917, 4.00%, 12/1/40	482,819
639,301	Pool #AH1077, 4.00%, 1/1/41	694,289
723,066	Pool #AH2973, 4.00%, 12/1/40	785,259
425,958	Pool #AH2980, 4.00%, 1/1/41	462,595
954,283	Pool #AH5656, 4.00%, 1/1/41	1,036,363
235,109	Pool #AH5657, 4.00%, 2/1/41	255,332
484,816	Pool #AH5658, 4.00%, 2/1/41	526,517
326,388	Pool #AH5662, 4.00%, 2/1/41	354,462
446,990	Pool #AH5882, 4.00%, 2/1/26	471,775
587,923	Pool #AH6764, 4.00%, 3/1/41	638,921
1,108,993	Pool #AH6768, 4.00%, 3/1/41	1,205,189
218,714	Pool #AH7277, 4.00%, 3/1/41	237,686
814,171	Pool #AH7281, 4.00%, 3/1/41	884,794
363,589	Pool #AH7526, 4.50%, 3/1/41	400,827
583,665	Pool #AH7537, 4.00%, 3/1/41	634,294
389,030	Pool #AH8878, 4.50%, 4/1/41	428,874

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 288,398	Pool #AH8885, 4.50%, 4/1/41	$317,935
252,772	Pool #AH9050, 3.50%, 2/1/26	265,961
526,380	Pool #AI0114, 4.00%, 3/1/41	572,040
503,778	Pool #AI1846, 4.50%, 5/1/41	555,374
416,951	Pool #AI1847, 4.50%, 5/1/41	459,655
1,029,624	Pool #AI1848, 4.50%, 5/1/41	1,135,076
655,887	Pool #AI1849, 4.50%, 5/1/41	723,062
356,211	Pool #AJ0651, 4.00%, 8/1/41	387,109
301,713	Pool #AJ7668, 4.00%, 11/1/41	327,884
632,325	Pool #AJ9133, 4.00%, 1/1/42	687,174
565,904	Pool #AK6715, 3.50%, 3/1/42	605,606
725,962	Pool #AK6716, 3.50%, 3/1/42	776,892
495,431	Pool #AK6718, 3.50%, 2/1/42	530,188
430,009	Pool #AM0635, 2.55%, 10/1/22	430,009
863,208	Pool #AM1750, 3.04%, 12/1/30	935,082
2,837,534	Pool #AM4392, 3.79%, 10/1/23	3,036,901
229,523	Pool #AM6907, 3.68%, 10/1/32	258,457
1,442,512	Pool #AM7764, 3.05%, 1/1/27	1,571,373
473,829	Pool #AM9780, 3.31%, 3/1/31	531,551
350,000	Pool #AN0360, 3.95%, 12/1/45	397,863
1,056,397	Pool #AN0915, 3.01%, 2/1/26	1,141,810
309,867	Pool #AN1381, 2.56%, 8/1/26	328,748
935,651	Pool #AN2066, 2.75%, 7/1/26	988,310
953,085	Pool #AN2746, 2.30%, 9/1/26	997,458
974,718	Pool #AN3157, 2.25%, 10/1/26	1,017,445
472,229	Pool #AN3919, 2.82%, 12/1/26	508,537
1,145,000	Pool #AN4045, 3.15%, 1/1/29	1,243,668
855,140	Pool #AN5053, 3.34%, 4/1/27	945,096
208,521	Pool #AN6580, 3.36%, 9/1/29	234,530
959,426	Pool #AN7154, 3.21%, 10/1/32	1,070,619
967,003	Pool #AN7904, 3.44%, 12/1/27	1,076,528
483,582	Pool #AN7982, 2.80%, 1/1/26	513,736
2,000,000	Pool #AN8055, 3.05%, 1/1/30	2,208,765
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,653,969
978,049	Pool #AN9057, 3.47%, 4/1/28	1,096,128
976,476	Pool #AN9844, 3.80%, 7/1/30	1,128,379
458,129	Pool #AO2923, 3.50%, 5/1/42	490,269
1,560,849	Pool #AO8029, 3.50%, 7/1/42	1,670,352
494,860	Pool #AP7483, 3.50%, 9/1/42	529,578
415,613	Pool #AQ6710, 2.50%, 10/1/27	431,378
1,566,538	Pool #AQ7193, 3.50%, 7/1/43	1,671,982
388,518	Pool #AR6928, 3.00%, 3/1/43	411,321
870,272	Pool #AS1916, 4.00%, 3/1/44	936,009
469,814	Pool #AS1917, 4.00%, 3/1/44	507,163
193,161	Pool #AS2129, 4.00%, 3/1/44	207,752
880,017	Pool #AS2439, 4.00%, 5/1/44	949,975
470,903	Pool #AS2784, 4.00%, 7/1/44	506,473

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$1,416,382	Pool #AS3244, 4.00%, 9/1/44	$1,523,370
1,658,856	Pool #AS3494, 4.00%, 10/1/44	1,784,160
1,351,655	Pool #AS3726, 4.00%, 11/1/44	1,453,754
848,227	Pool #AS3728, 4.00%, 11/1/44	912,298
639,585	Pool #AS3929, 4.00%, 12/1/44	687,896
701,733	Pool #AS3930, 4.00%, 11/1/44	754,739
1,000,194	Pool #AS4070, 4.00%, 12/1/44	1,076,329
308,561	Pool #AS4390, 3.50%, 2/1/45	328,867
975,732	Pool #AS4732, 3.50%, 4/1/45	1,038,785
1,099,968	Pool #AS4905, 3.50%, 4/1/45	1,171,050
1,032,804	Pool #AS5341, 3.50%, 7/1/45	1,099,545
926,968	Pool #AS5576, 4.00%, 8/1/45	995,709
700,366	Pool #AS5919, 3.50%, 9/1/45	745,625
404,686	Pool #AS5922, 3.50%, 9/1/45	430,837
989,321	Pool #AS6303, 4.00%, 11/1/45	1,062,686
664,091	Pool #AS6469, 4.00%, 12/1/45	713,338
247,715	Pool #AS6607, 4.00%, 1/1/46	266,085
1,463,643	Pool #AS6778, 3.50%, 3/1/46	1,556,330
632,178	Pool #AS6958, 3.50%, 4/1/46	672,540
1,046,489	Pool #AS7138, 3.50%, 5/1/46	1,112,759
762,907	Pool #AS7139, 3.50%, 5/1/46	811,219
1,440,820	Pool #AS7334, 3.00%, 6/1/46	1,515,760
1,332,747	Pool #AS7335, 3.00%, 5/1/46	1,402,067
944,432	Pool #AS7336, 3.00%, 6/1/46	996,302
2,474,194	Pool #AS7504, 3.00%, 7/1/46	2,602,883
477,557	Pool #AS7516, 3.00%, 7/1/46	502,396
1,583,544	Pool #AS7517, 3.00%, 6/1/46	1,665,908
683,653	Pool #AS7518, 3.00%, 7/1/46	720,044
382,749	Pool #AS7674, 3.00%, 8/1/46	402,657
1,481,097	Pool #AS7676, 3.00%, 8/1/46	1,558,133
690,728	Pool #AS8077, 3.00%, 10/1/46	727,039
1,449,587	Pool #AS8289, 3.00%, 10/1/46	1,524,983
1,812,051	Pool #AS8441, 3.00%, 11/1/46	1,906,300
1,532,814	Pool #AS8633, 3.50%, 1/1/47	1,629,882
993,071	Pool #AS8776, 3.50%, 2/1/47	1,055,959
218,465	Pool #AS9308, 4.00%, 2/1/47	234,951
1,262,125	Pool #AS9381, 4.00%, 4/1/47	1,349,655
1,399,030	Pool #AS9549, 4.00%, 5/1/47	1,496,054
2,132,305	Pool #AS9550, 4.00%, 5/1/47	2,280,183
932,575	Pool #AS9727, 3.50%, 6/1/47	988,461
764,432	Pool #AS9729, 4.00%, 6/1/47	817,446
776,767	Pool #AS9825, 4.00%, 6/1/47	833,091
718,916	Pool #AT2688, 3.00%, 5/1/43	761,111
211,736	Pool #AT2691, 3.00%, 5/1/43	224,163
627,789	Pool #AT3963, 2.50%, 3/1/28	652,200
294,483	Pool #AT7873, 2.50%, 6/1/28	306,079
439,617	Pool #AU0971, 3.50%, 8/1/43	469,207
582,332	Pool #AU2165, 3.50%, 7/1/43	621,529

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 814,830	Pool #AU2188, 3.50%, 8/1/43	$869,677
372,367	Pool #AU6054, 4.00%, 9/1/43	401,641
316,370	Pool #AU6718, 4.00%, 10/1/43	341,550
642,794	Pool #AU7003, 4.00%, 11/1/43	697,268
487,538	Pool #AU7005, 4.00%, 11/1/43	526,343
792,169	Pool #AV0679, 4.00%, 12/1/43	858,352
449,327	Pool #AV9282, 4.00%, 2/1/44	480,468
677,937	Pool #AW0993, 4.00%, 5/1/44	735,319
242,581	Pool #AW1565, 4.00%, 4/1/44	261,583
70,869	Pool #AW3671, 4.00%, 4/1/44	76,123
819,555	Pool #AW5046, 4.00%, 7/1/44	881,520
590,300	Pool #AW5047, 4.00%, 7/1/44	634,888
315,731	Pool #AW7040, 4.00%, 6/1/44	338,353
692,946	Pool #AW8629, 3.50%, 5/1/44	738,518
805,675	Pool #AX2884, 3.50%, 11/1/44	858,661
1,347,408	Pool #AX4860, 3.50%, 12/1/44	1,436,020
631,406	Pool #AY0075, 3.50%, 11/1/44	672,930
758,004	Pool #AY1389, 3.50%, 4/1/45	806,987
740,378	Pool #AY3435, 3.50%, 5/1/45	788,222
640,043	Pool #AY5571, 3.50%, 6/1/45	681,403
1,172,310	Pool #BC0802, 3.50%, 4/1/46	1,246,548
1,154,231	Pool #BC0804, 3.50%, 4/1/46	1,227,325
693,855	Pool #BC1135, 3.00%, 6/1/46	730,789
1,365,844	Pool #BD5021, 3.50%, 2/1/47	1,452,338
2,054,226	Pool #BD7140, 4.00%, 4/1/47	2,196,689
2,037,898	Pool #BE4232, 3.00%, 12/1/46	2,145,029
942,112	Pool #BE9743, 3.50%, 4/1/47	1,000,149
2,107,026	Pool #BH2665, 3.50%, 9/1/47	2,233,293
951,067	Pool #BH4659, 4.00%, 6/1/47	1,019,952
1,929,560	Pool #BJ0657, 4.00%, 2/1/48	2,057,039
1,019,220	Pool #BJ2670, 4.00%, 4/1/48	1,086,556
1,633,503	Pool #BJ5158, 4.00%, 4/1/48	1,741,422
782,356	Pool #BK7685, 4.00%, 10/1/48	835,967
1,296,468	Pool #BK7924, 4.00%, 11/1/48	1,382,120
8,920,000	Pool #BL4650, 2.30%, 10/1/31	9,181,769
2,400,000	Pool #BL4970, 2.80%, 11/1/36	2,519,948
1,671,170	Pool #BO1263, 3.50%, 6/1/49	1,772,050
1,486,188	Pool #BO3599, 3.00%, 9/1/49	1,558,598
1,197,103	Pool #BO5263, 3.00%, 9/1/49	1,255,429
2,108,072	Pool #CA0114, 3.50%, 8/1/47	2,234,402
460,861	Pool #CA0268, 3.50%, 8/1/47	490,963
2,279,220	Pool #CA0334, 3.50%, 9/1/47	2,415,805
2,690,910	Pool #CA0534, 3.50%, 10/1/47	2,854,794
1,157,539	Pool #CA0536, 3.50%, 10/1/47	1,226,906
860,026	Pool #CA0551, 4.00%, 10/1/47	919,670
915,981	Pool #CA0565, 3.50%, 10/1/47	971,820
1,527,266	Pool #CA0742, 3.50%, 11/1/47	1,618,790

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$1,015,478	Pool #CA0743, 3.50%, 11/1/47	$1,079,506
1,164,660	Pool #CA0825, 3.50%, 12/1/47	1,235,591
1,024,100	Pool #CA0981, 3.50%, 12/1/47	1,085,470
1,739,864	Pool #CA1070, 3.50%, 1/1/48	1,844,128
700,635	Pool #CA1115, 3.50%, 1/1/48	742,622
1,275,761	Pool #CA1130, 3.50%, 1/1/48	1,353,459
1,509,733	Pool #CA1131, 3.50%, 2/1/48	1,600,206
1,807,235	Pool #CA1132, 3.50%, 1/1/48	1,915,537
1,454,601	Pool #CA1140, 3.50%, 1/1/48	1,541,770
1,372,980	Pool #CA1144, 3.50%, 2/1/48	1,455,258
496,793	Pool #CA1152, 3.50%, 2/1/48	526,564
1,023,024	Pool #CA1160, 3.50%, 2/1/48	1,087,504
1,096,748	Pool #CA1161, 3.50%, 2/1/48	1,163,015
808,888	Pool #CA1162, 3.50%, 2/1/48	858,151
851,551	Pool #CA1338, 4.00%, 3/1/48	910,744
1,798,982	Pool #CA1339, 3.50%, 3/1/48	1,907,678
1,151,406	Pool #CA1418, 4.00%, 3/1/48	1,230,200
588,515	Pool #CA1420, 4.00%, 3/1/48	628,789
1,081,702	Pool #CA1468, 4.00%, 3/1/48	1,153,166
1,848,152	Pool #CA1469, 4.00%, 3/1/48	1,970,252
869,132	Pool #CA1471, 4.00%, 3/1/48	928,690
3,701,196	Pool #CA1507, 4.00%, 4/1/48	3,945,719
1,058,452	Pool #CA1610, 3.50%, 3/1/48	1,122,404
1,241,551	Pool #CA1611, 4.00%, 4/1/48	1,326,628
1,054,039	Pool #CA1612, 3.50%, 4/1/48	1,116,956
1,166,637	Pool #CA1613, 4.00%, 4/1/48	1,243,712
474,793	Pool #CA2381, 4.00%, 9/1/48	507,328
985,449	Pool #CA2440, 4.00%, 9/1/48	1,050,554
796,517	Pool #CA2441, 4.00%, 10/1/48	851,099
450,105	Pool #CA2442, 4.00%, 10/1/48	483,377
1,058,084	Pool #CA2443, 4.00%, 10/1/48	1,130,589
1,095,833	Pool #CA2468, 4.00%, 10/1/48	1,170,925
765,525	Pool #CA2594, 4.00%, 11/1/48	824,901
738,203	Pool #CA2913, 4.00%, 1/1/49	786,973
1,252,941	Pool #CA2914, 4.00%, 1/1/49	1,335,718
1,705,671	Pool #CA3042, 4.00%, 1/1/49	1,822,552
1,138,087	Pool #CA3043, 4.00%, 2/1/49	1,213,275
1,675,863	Pool #CA3044, 4.50%, 2/1/49	1,809,571
1,149,240	Pool #CA3045, 4.50%, 1/1/49	1,242,629
97,962	Pool #CA3132, 4.00%, 2/1/49	104,980
703,082	Pool #CA3557, 3.50%, 5/1/49	743,231
2,179,312	Pool #CA3628, 3.50%, 6/1/49	2,303,760
1,160,692	Pool #CA3793, 3.50%, 6/1/49	1,228,448
272,199	Pool #CA3936, 3.50%, 7/1/49	288,089
540,645	Pool #CA4043, 3.00%, 8/1/49	566,987
1,247,268	Pool #CA4320, 3.00%, 9/1/49	1,308,038
1,789,690	Pool #CA5106, 3.00%, 1/1/50	1,876,887
452,222	Pool #CA5132, 3.00%, 2/1/50	474,255

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$2,226,718	Pool #CA5309, 3.00%, 3/1/50	$2,337,464
1,160,215	Pool #CA5312, 3.00%, 3/1/50	1,221,797
52,119	Pool #MC0013, 5.50%, 12/1/38	58,366
85,015	Pool #MC0014, 5.50%, 12/1/38	95,205
69,763	Pool #MC0016, 5.50%, 11/1/38	78,125
67,159	Pool #MC0038, 4.50%, 3/1/39	73,994
46,544	Pool #MC0059, 4.00%, 4/1/39	50,531
82,388	Pool #MC0081, 4.00%, 5/1/39	89,446
43,724	Pool #MC0112, 4.50%, 6/1/39	48,174
87,700	Pool #MC0127, 4.50%, 7/1/39	96,626
487,766	Pool #MC0154, 4.50%, 8/1/39	537,406
87,823	Pool #MC0160, 4.50%, 8/1/39	96,761
205,453	Pool #MC0171, 4.50%, 9/1/39	226,362
298,295	Pool #MC0177, 4.50%, 9/1/39	328,653
119,504	Pool #MC0270, 4.50%, 3/1/40	131,592
349,197	Pool #MC0325, 4.50%, 7/1/40	384,520
326,151	Pool #MC0584, 4.00%, 1/1/42	354,442
156,482	Pool #MC0585, 4.00%, 1/1/42	170,055
61,622	Pool #MC3344, 5.00%, 12/1/38	67,838

		278,254,553

Freddie Mac — 18.79%
1,414,763	Pool #Q63813, 3.50%, 4/1/49	1,501,854
2,102,985	Pool #RA1234, 3.50%, 8/1/49	2,225,748
1,714,939	Pool #RA1382, 3.00%, 9/1/49	1,798,495
1,983,886	Pool #RA1383, 3.00%, 9/1/49	2,080,546
2,147,630	Pool #RA1470, 3.00%, 10/1/49	2,252,267
1,566,075	Pool #RA1713, 3.00%, 11/1/49	1,642,378
1,746,213	Pool #RA1714, 3.00%, 11/1/49	1,831,292
1,605,344	Pool #RA1715, 3.00%, 10/1/49	1,683,560
1,568,998	Pool #RA1716, 3.00%, 11/1/49	1,645,443
627,113	Pool #RA1724, 2.50%, 10/1/49	650,059
629,048	Pool #RA1979, 3.00%, 12/1/49	660,692
1,189,895	Pool #RA1987, 3.00%, 12/1/49	1,252,558
2,840,655	Pool #RA1988, 3.00%, 1/1/50	2,979,058
1,883,444	Pool #RA2158, 3.00%, 2/1/50	1,976,064
1,030,726	Pool #RA2162, 3.00%, 2/1/50	1,081,989
2,136,478	Pool #RA2255, 3.00%, 3/1/50	2,242,736
2,362,729	Pool #RA2256, 3.00%, 3/1/50	2,480,240
1,220,209	Pool #RA2340, 3.00%, 3/1/50	1,280,897
521,651	Pool #RA2395, 2.50%, 4/1/50	540,819
1,568,609	Pool #WA3103, 3.30%, 2/1/27	1,729,368
996,988	Pool #WA5002, 2.62%, 11/1/31	1,062,507
1,957,264	Pool #WN3000, 3.14%, 1/1/28	2,151,836
1,000,000	Pool #WN3049, 2.39%, 9/1/31	1,037,998
984,359	Pool #ZA4828, 4.00%, 3/1/47	1,051,388
762,319	Pool #ZA4891, 3.50%, 3/1/47	807,984
1,763,442	Pool #ZA4892, 4.00%, 5/1/47	1,885,610

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 888,588	Pool #ZA4893, 3.50%, 4/1/47	$943,306
1,445,646	Pool #ZA4912, 3.50%, 5/1/47	1,532,243
1,810,200	Pool #ZA4913, 4.00%, 5/1/47	1,935,607
1,300,824	Pool #ZA5036, 3.50%, 9/1/47	1,378,747
2,048,843	Pool #ZA5070, 3.50%, 11/1/47	2,171,573
853,314	Pool #ZA5090, 3.50%, 11/1/47	904,430
1,602,954	Pool #ZA5174, 3.50%, 12/1/47	1,698,975
4,143,542	Pool #ZA5238, 3.50%, 2/1/48	4,391,750
1,119,605	Pool #ZA5245, 3.50%, 1/1/48	1,186,672
2,475,372	Pool #ZA5253, 3.50%, 1/1/48	2,623,652
2,294,386	Pool #ZA5254, 4.00%, 1/1/48	2,450,620
993,466	Pool #ZA5308, 4.00%, 1/1/48	1,062,292
900,240	Pool #ZA5575, 4.00%, 7/1/48	961,810
1,053,454	Pool #ZA5637, 4.50%, 8/1/48	1,137,361
944,608	Pool #ZA5645, 4.00%, 8/1/48	1,012,170
425,276	Pool #ZA6576, 3.50%, 4/1/49	449,898
115,374	Pool #ZI0238, 5.00%, 6/1/33	128,947
200,754	Pool #ZI0412, 5.00%, 8/1/33	224,372
75,766	Pool #ZI0543, 4.50%, 8/1/33	83,900
31,613	Pool #ZI0548, 5.00%, 8/1/33	35,332
53,255	Pool #ZI0549, 5.00%, 8/1/33	59,520
36,080	Pool #ZI0743, 4.50%, 9/1/33	39,954
121,015	Pool #ZI0807, 5.00%, 9/1/33	135,251
74,872	Pool #ZI0959, 6.00%, 10/1/33	82,027
245,634	Pool #ZI1023, 5.50%, 11/1/33	277,287
40,134	Pool #ZI1352, 5.50%, 12/1/33	45,306
100,633	Pool #ZI1353, 5.50%, 1/1/34	113,601
219,052	Pool #ZI1493, 5.50%, 1/1/34	247,279
160,786	Pool #ZI1524, 5.50%, 2/1/34	181,506
76,558	Pool #ZI1630, 5.50%, 3/1/34	86,179
171,972	Pool #ZI1689, 5.50%, 4/1/34	193,583
90,476	Pool #ZI1802, 5.50%, 4/1/34	101,845
152,108	Pool #ZI1991, 5.00%, 5/1/34	168,953
274,308	Pool #ZI2332, 5.00%, 6/1/34	304,686
160,428	Pool #ZI2333, 5.00%, 6/1/34	178,195
168,712	Pool #ZI2888, 6.00%, 12/1/34	189,705
223,558	Pool #ZI2939, 5.50%, 12/1/34	251,651
161,999	Pool #ZI3102, 5.00%, 1/1/35	179,939
90,786	Pool #ZI3254, 5.50%, 4/1/35	102,154
192,645	Pool #ZI3507, 5.00%, 9/1/35	213,827
170,253	Pool #ZI3713, 5.00%, 5/1/35	188,973
87,498	Pool #ZI4118, 5.50%, 1/1/36	98,454
103,001	Pool #ZI4119, 5.00%, 1/1/36	114,326
155,735	Pool #ZI4120, 5.50%, 1/1/36	175,236
223,465	Pool #ZI4200, 5.50%, 2/1/36	251,447
93,781	Pool #ZI4201, 6.00%, 2/1/36	102,665
250,911	Pool #ZI4429, 5.00%, 6/1/35	278,499
135,600	Pool #ZI4521, 5.50%, 7/1/35	152,580

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 188,164	Pool #ZI4572, 5.50%, 8/1/35	$211,726
83,348	Pool #ZI4605, 5.50%, 9/1/35	93,784
134,922	Pool #ZI4606, 5.50%, 9/1/35	151,817
123,223	Pool #ZI4704, 5.00%, 11/1/35	136,772
130,946	Pool #ZI4705, 5.00%, 11/1/35	145,344
78,579	Pool #ZI4706, 5.50%, 11/1/35	88,419
138,894	Pool #ZI4855, 6.00%, 5/1/36	151,464
76,963	Pool #ZI4882, 6.00%, 5/1/36	85,391
247,414	Pool #ZI4979, 6.00%, 6/1/36	275,477
6,746	Pool #ZI4980, 6.50%, 6/1/36	6,763
66,965	Pool #ZI5006, 6.00%, 6/1/36	70,484
177,498	Pool #ZI5896, 5.50%, 4/1/37	198,742
185,769	Pool #ZI5912, 5.50%, 4/1/37	208,003
77,260	Pool #ZI6164, 5.50%, 5/1/37	86,507
134,999	Pool #ZI6186, 6.00%, 6/1/37	148,728
96,312	Pool #ZI6311, 5.50%, 6/1/37	107,840
142,255	Pool #ZI6352, 5.50%, 7/1/37	159,281
203,592	Pool #ZI6583, 5.50%, 8/1/37	227,959
124,460	Pool #ZI6598, 6.00%, 8/1/37	136,571
64,544	Pool #ZI6814, 6.00%, 10/1/37	71,762
58,465	Pool #ZI6976, 5.50%, 7/1/37	65,463
84,763	Pool #ZI7383, 5.00%, 4/1/38	93,325
360,012	Pool #ZI9925, 5.00%, 4/1/40	396,024
149,782	Pool #ZJ0038, 4.50%, 5/1/40	164,922
410,432	Pool #ZJ0482, 4.50%, 9/1/40	451,922
389,221	Pool #ZJ0844, 4.00%, 12/1/40	422,691
255,070	Pool #ZJ1058, 4.00%, 12/1/40	277,005
197,095	Pool #ZJ1264, 4.00%, 1/1/41	214,044
424,877	Pool #ZJ1444, 4.00%, 3/1/41	461,688
359,325	Pool #ZJ1445, 4.50%, 3/1/41	396,100
27,504	Pool #ZJ4162, 7.50%, 2/1/30	28,774
92,382	Pool #ZJ5032, 6.50%, 5/1/31	102,290
45,162	Pool #ZJ5104, 6.50%, 6/1/31	48,723
38,141	Pool #ZJ5458, 6.50%, 11/1/31	40,904
39,744	Pool #ZJ5928, 6.50%, 3/1/32	42,383
145,187	Pool #ZJ6638, 6.00%, 11/1/32	163,159
72,667	Pool #ZJ6955, 5.50%, 3/1/33	82,031
52,163	Pool #ZJ6956, 5.50%, 3/1/33	58,885
2,994	Pool #ZJ9911, 5.00%, 1/1/21	2,995
279,375	Pool #ZK4661, 2.50%, 11/1/27	289,977
141,781	Pool #ZL1284, 4.50%, 4/1/41	156,292
475,942	Pool #ZL2630, 3.50%, 12/1/41	510,379
355,867	Pool #ZL2708, 3.50%, 1/1/42	381,616
297,431	Pool #ZL2750, 4.00%, 2/1/42	323,201
1,153,051	Pool #ZL5676, 3.00%, 4/1/43	1,220,751
803,813	Pool #ZL6090, 3.00%, 6/1/43	851,008
658,184	Pool #ZL6097, 3.00%, 6/1/43	696,828

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 899,428	Pool #ZL9372, 3.00%, 4/1/45	$947,952
555,903	Pool #ZL9669, 3.50%, 6/1/45	591,826
396,390	Pool #ZM1422, 3.50%, 7/1/46	421,468
999,307	Pool #ZM1423, 3.50%, 7/1/46	1,062,526
1,234,180	Pool #ZM1736, 3.00%, 9/1/46	1,298,324
1,358,823	Pool #ZM1738, 3.00%, 9/1/46	1,429,445
887,122	Pool #ZM8750, 4.00%, 9/1/48	945,696
1,070,743	Pool #ZN1022, 4.00%, 11/1/48	1,141,433
24,494	Pool #ZN5269, 6.50%, 10/1/31	25,339
49,797	Pool #ZN5316, 5.00%, 5/1/34	55,312
76,004	Pool #ZN5321, 5.50%, 5/1/34	85,555
46,290	Pool #ZN5322, 5.50%, 5/1/34	52,107
76,470	Pool #ZN5323, 5.50%, 6/1/34	86,079
54,394	Pool #ZN5332, 5.00%, 11/1/34	60,417
49,018	Pool #ZN5333, 5.50%, 11/1/34	55,177
911,635	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(c)	964,887
2,556,891	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(c)	2,735,336
470,136	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(c)	501,896
1,036,043	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(c)	1,124,294
482,457	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(c)	525,559
1,993,271	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(c)	2,093,033
786,839	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(c)	812,816
2,593,304	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(c)	2,647,026
996,516	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(c)	1,024,871
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(c)	1,159,137

		104,915,396

Ginnie Mae — 20.75%
80,946	Pool #409117, 5.50%, 6/20/38	87,201
644,928	Pool #442423, 4.00%, 9/20/41	706,892
91,379	Pool #487643, 5.00%, 2/15/39	98,374
205,900	Pool #616936, 5.50%, 1/15/36	246,155
211,657	Pool #617904, 5.75%, 9/15/23	211,921
1,196,706	Pool #618363, 4.00%, 9/20/41	1,311,683
425,702	Pool #624106, 5.13%, 3/15/34	426,136
302,886	Pool #654705, 4.00%, 9/20/41	331,987
384,760	Pool #664269, 5.85%, 6/15/38	384,239
23,621	Pool #675509, 5.50%, 6/15/38	24,902
155,375	Pool #697672, 5.50%, 12/15/38	174,449
261,033	Pool #697814, 5.00%, 2/15/39	284,048
344,624	Pool #697885, 4.50%, 3/15/39	380,360
105,790	Pool #698112, 4.50%, 5/15/39	116,759
493,832	Pool #698113, 4.50%, 5/15/39	545,040
50,455	Pool #699294, 5.63%, 9/20/38	54,830
1,225,909	Pool #713519, 6.00%, 7/15/39	1,459,920
110,195	Pool #714561, 4.50%, 6/15/39	121,621
263,155	Pool #716822, 4.50%, 4/15/39	291,820
224,850	Pool #716823, 4.50%, 4/15/39	249,343

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 113,510	Pool #717132, 4.50%, 5/15/39	$125,281
434,634	Pool #720080, 4.50%, 6/15/39	481,978
273,506	Pool #724629, 5.00%, 7/20/40	304,895
587,601	Pool #726550, 5.00%, 9/15/39	667,436
263,559	Pool #729018, 4.50%, 2/15/40	290,888
356,868	Pool #729346, 4.50%, 7/15/41	397,780
396,480	Pool #738844, 3.50%, 10/15/41	431,056
157,237	Pool #738845, 3.50%, 10/15/41	170,949
998,471	Pool #738862, 4.00%, 10/15/41	1,092,543
305,145	Pool #747241, 5.00%, 9/20/40	340,166
732,036	Pool #748654, 3.50%, 9/15/40	785,396
145,924	Pool #748846, 4.50%, 9/20/40	160,476
389,132	Pool #757016, 3.50%, 11/15/40	417,497
191,730	Pool #757017, 4.00%, 12/15/40	209,374
524,803	Pool #759297, 4.00%, 1/20/41	575,880
232,803	Pool #759298, 4.00%, 2/20/41	255,460
157,274	Pool #762877, 4.00%, 4/15/41	172,092
174,295	Pool #763564, 4.50%, 5/15/41	196,160
373,189	Pool #770481, 4.00%, 8/15/41	409,137
43,540	Pool #770482, 4.50%, 8/15/41	49,013
445,191	Pool #770517, 4.00%, 8/15/41	487,135
355,834	Pool #770529, 4.00%, 8/15/41	389,359
181,517	Pool #770537, 4.00%, 8/15/41	198,619
354,761	Pool #770738, 4.50%, 6/20/41	390,408
497,451	Pool #779592, 4.00%, 11/20/41	545,245
119,768	Pool #779593, 4.00%, 11/20/41	131,276
448,472	Pool #AA6312, 3.00%, 4/15/43	482,227
483,907	Pool #AA6424, 3.00%, 5/15/43	520,329
1,023,458	Pool #AB2733, 3.50%, 8/15/42	1,111,525
1,753,058	Pool #AB2745, 3.00%, 8/15/42	1,894,001
1,302,019	Pool #AB2841, 3.00%, 9/15/42	1,406,699
494,816	Pool #AB2843, 3.00%, 9/15/42	534,598
118,001	Pool #AB2852, 3.50%, 9/15/42	128,887
482,441	Pool #AE6946, 3.00%, 6/15/43	518,753
176,376	Pool #AE8253, 4.00%, 2/20/44	192,375
493,144	Pool #AG8915, 4.00%, 2/20/44	538,333
926,547	Pool #AK6446, 3.00%, 1/15/45	996,515
658,433	Pool #AK7036, 3.00%, 4/15/45	705,454
440,473	Pool #AO3594, 3.50%, 8/20/45	468,773
525,616	Pool #AP3887, 3.50%, 9/20/45	567,250
612,657	Pool #AR4919, 3.50%, 3/20/46	650,452
888,335	Pool #AR4970, 3.50%, 4/20/46	943,135
1,076,939	Pool #AR9008, 3.00%, 5/20/46	1,151,818
729,211	Pool #AS2921, 3.50%, 4/20/46	774,196
386,339	Pool #AS4332, 3.00%, 6/20/46	413,201
811,094	Pool #AS5511, 3.50%, 3/20/46	861,130
1,153,546	Pool #AX7237, 3.50%, 11/20/46	1,224,707

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 700,741	Pool #BO2104, 3.00%, 8/20/49	$741,921
1,586,172	Pool #BR3787, 3.00%, 12/20/49	1,679,384
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(c)	718,950
1,574,861	Series 2012-107, Class A, 1.15%, 1/16/45	1,550,401
1,600,000	Series 2012-112, Class B, 2.56%, 1/16/53(c)	1,663,807
1,879,412	Series 2012-115, Class A, 2.13%, 4/16/45	1,909,611
2,043,936	Series 2012-120, Class A, 1.90%, 2/16/53	2,059,014
1,032,968	Series 2012-131, Class A, 1.90%, 2/16/53	1,040,790
456,572	Series 2012-144, Class AD, 1.77%, 1/16/53	457,492
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	6,122,265
107,937	Series 2012-35, Class C, 3.25%, 11/16/52(c)	113,388
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	8,145,825
218,195	Series 2012-70, Class A, 1.73%, 5/16/42	217,907
154,262	Series 2012-72, Class A, 1.72%, 5/16/42	153,966
1,025,213	Series 2012-78, Class A, 1.68%, 3/16/44	1,023,444
581,238	Series 2013-101, Class AG, 1.76%, 4/16/38	580,634
585,464	Series 2013-105, Class A, 1.71%, 2/16/37	584,728
631,972	Series 2013-107, Class A, 2.00%, 5/16/40	635,731
365,015	Series 2013-126, Class BK, 2.45%, 10/16/47(c)	376,864
11,813	Series 2013-127, Class A, 2.00%, 3/16/52	11,799
476,961	Series 2013-17, Class A, 1.13%, 1/16/49	474,743
574,028	Series 2013-29, Class AB, 1.77%, 10/16/45	574,439
578,274	Series 2013-33, Class A, 1.06%, 7/16/38	575,925
1,772,853	Series 2013-63, Class AB, 1.38%, 3/16/45	1,755,371
825,966	Series 2013-97, Class AC, 2.00%, 6/16/45	833,277
519,349	Series 2014-148, Class A, 2.65%, 11/16/43	524,408
1,726,160	Series 2014-172, Class AF, 2.50%, 9/16/41	1,742,821
60,854	Series 2014-54, Class AB, 2.62%, 10/16/43	60,869
212,066	Series 2014-77, Class AC, 2.35%, 10/16/40	212,888
479,753	Series 2014-82, Class AB, 2.40%, 5/16/45	487,040
88,969	Series 2015-107, Class AB, 2.50%, 11/16/49	91,870
2,038,343	Series 2015-114, Class AD, 2.50%, 11/15/51	2,099,351
871,316	Series 2015-128, Class AD, 2.50%, 12/16/50	898,512
582,162	Series 2015-130, Class AH, 2.90%, 8/16/47(c)	596,683
2,102,027	Series 2015-135, Class AC, 2.35%, 4/16/49	2,157,077
923,546	Series 2015-136, Class AC, 2.50%, 3/16/47	952,035
533,589	Series 2015-15, Class A, 2.00%, 11/16/48	538,762
1,262,894	Series 2015-154, Class AD, 2.50%, 5/16/54	1,306,475
664,295	Series 2015-171, Class DA, 2.37%, 3/16/46	681,872
560,810	Series 2015-2, Class A, 2.50%, 12/16/44	565,440
967,857	Series 2015-22, Class A, 2.40%, 8/16/47	991,650
1,620,432	Series 2015-70, Class AB, 2.30%, 11/16/48	1,659,584
299,239	Series 2015-75, Class A, 3.00%, 2/16/44	304,979
277,680	Series 2015-98, Class AB, 2.20%, 11/16/43	282,106
493,850	Series 2016-11, Class AD, 2.25%, 11/16/43	501,921
693,420	Series 2016-14, Class AB, 2.15%, 8/16/42	703,336
1,633,922	Series 2016-152, Class EA, 2.20%, 8/15/58	1,672,295
2,283,745	Series 2016-157, Class AC, 2.00%, 11/16/50	2,308,109

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 807,674	Series 2016-26, Class A, 2.25%, 12/16/55	$822,209
656,529	Series 2016-28, Class AB, 2.40%, 11/16/55	670,668
597,006	Series 2016-36, Class AB, 2.30%, 6/16/56	610,177
768,078	Series 2016-39, Class AH, 2.50%, 9/16/44	789,570
846,384	Series 2016-50, Class A, 2.30%, 7/16/52	864,317
2,124,023	Series 2016-64, Class CA, 2.30%, 3/16/45	2,169,661
1,313,937	Series 2016-67, Class A, 2.30%, 7/16/56	1,340,767
748,450	Series 2016-94, Class AC, 2.20%, 8/16/57	765,800
759,833	Series 2016-96, Class BA, 1.95%, 3/16/43	765,643
1,307,496	Series 2017-127, Class AB, 2.50%, 2/16/59	1,354,989
1,425,223	Series 2017-135, Class AE, 2.60%, 10/16/58	1,483,320
930,959	Series 2017-140, Class A, 2.50%, 2/16/59	965,003
459,010	Series 2017-157, Class AH, 2.55%, 2/16/53	474,735
1,734,723	Series 2017-41, Class AC, 2.25%, 3/16/57	1,769,350
1,117,179	Series 2017-46, Class A, 2.50%, 11/16/57	1,158,076
2,030,487	Series 2017-71, Class AS, 2.70%, 4/16/57	2,110,966
809,904	Series 2017-9, Class AE, 2.40%, 9/16/50	833,008
3,673,201	Series 2017-94, Class AH, 2.60%, 2/16/59	3,820,113
1,067,414	Series 2018-2, Class AD, 2.40%, 3/16/59	1,097,560
890,162	Series 2018-26, Class AD, 2.50%, 3/16/52	917,120
2,315,668	Series 2018-3, Class AG, 2.50%, 10/16/58	2,396,034

		115,788,382

Total U.S. Government Agency Backed Mortgages		498,958,331

(Cost $477,767,240)

U.S. Government Agency Obligations — 4.26%
Small Business Administration — 4.26%
217,764	0.88%, 1/1/32(a)	227,120
3,640,806	1.26%, 7/18/30(a),(d),(e)	52,409
218,922	(Prime Index - 2.600%), 2.15%, 7/25/41(f)	215,547
583,943	(Prime Index - 2.600%), 2.15%, 9/25/41(f)	574,928
312,196	(Prime Index - 2.600%), 2.15%, 9/25/41(f)	307,331
537,294	(Prime Index - 2.600%), 2.15%, 7/25/42(f)	528,759
1,476,537	(Prime Index - 2.550%), 2.20%, 7/25/42(f)	1,453,868
361,251	(Prime Index - 2.525%), 2.23%, 11/25/41(f)	356,407
725,913	(Prime Index - 2.500%), 2.25%, 2/25/28(f)	718,348
906,366	(Prime Index - 1.400%), 3.35%, 7/25/41(f)	921,687
19,076	3.36%, 7/1/21(a)	19,386
778,319	3.36%, 7/8/24(a),(g)	813,687
329,371	3.85%, 9/16/34(a)	349,367
2,235,701	(Prime Index - 0.675%), 4.08%, 9/25/43(f)	2,325,581
398,924	(Prime Index - 0.421%), 4.33%, 11/25/27(f)	408,443
286,007	(Prime Index - 0.207%), 4.54%, 2/25/40(f)	297,378
605,692	(Prime Index - 0.059%), 4.69%, 7/25/29(f)	630,108
114,653	(Prime Index + 0.050%), 4.80%, 12/25/40(f)	120,566
868,932	(Prime Index + 0.107%), 4.86%, 8/25/29(f)	904,698

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 669,769	(Prime Index + 0.168%), 4.92%, 6/25/29(f)	$698,192
680,133	(Prime Index + 0.190%), 4.94%, 11/25/28(f)	705,998
771,193	(Prime Index + 0.325%), 5.08%, 2/25/45(f)	829,101
158,152	(Prime Index + 0.355%), 5.11%, 2/25/26(f)	163,353
34,561	5.13%, 2/28/24(a)	36,049
76,654	(Prime Index + 0.667%), 5.42%, 8/25/27(f)	79,447
109,649	(Prime Index + 0.700%), 5.45%, 2/25/28(f)	114,502
719,978	(Prime Index + 0.712%), 5.46%, 3/25/30(f)	769,143
468,975	(Prime Index + 0.785%), 5.54%, 9/25/28(f)	495,687
635,591	(Prime Index + 0.799%), 5.55%, 2/25/28(f)	664,488
1,041,096	(Prime Index + 0.801%), 5.55%, 6/25/29(f)	1,105,530
172,987	(Prime Index + 0.814%), 5.56%, 6/25/28(f)	180,475
850,751	(Prime Index + 0.820%), 5.57%, 5/25/29(f)	896,114
417,042	(Prime Index + 0.836%), 5.59%, 3/25/29(f)	438,986
249,240	(Prime Index + 0.846%), 5.60%, 2/25/30(f)	266,467
626,946	(Prime Index + 0.859%), 5.61%, 2/25/29(f)	662,640
214,885	(Prime Index + 0.905%), 5.66%, 1/25/29(f)	225,772
582,332	(Prime Index + 0.908%), 5.66%, 7/25/30(f)	626,281
336,598	(Prime Index + 0.925%), 5.68%, 5/25/29(f)	359,241
435,493	(Prime Index + 0.940%), 5.69%, 7/25/29(f)	460,885
113,760	(Prime Index + 0.936%), 5.69%, 7/25/29(f)	122,124
117,531	(Prime Index + 0.973%), 5.72%, 11/25/28(f)	124,844
240,815	(Prime Index + 1.054%), 5.80%, 9/25/29(f)	260,058
350,734	(Prime Index + 1.060%), 5.81%, 12/25/29(f)	382,146
871,726	(Prime Index + 1.144%), 5.89%, 9/25/28(f)	917,442
90,537	(Prime Index + 1.191%), 5.94%, 11/25/26(f)	95,160
475,527	(Prime Index + 1.202%), 5.95%, 5/25/29(f)	505,810
191,564	(Prime Index + 1.226%), 5.98%, 6/25/29(f)	206,285
53,955	(Prime Index + 1.602%), 6.35%, 7/25/28(f)	57,363
97,321	9.08%, 9/25/29(a)	118,195

		23,793,396

Total U.S. Government Agency Obligations		23,793,396

(Cost $24,731,845)

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
Municipal Bonds — 3.63%
California — 1.14%
$ 500,000	California Health Facilities Financing Authority Revenue, 1.90%, 6/1/21	$499,335
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,969,260
890,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 5/1/20 @ 100	891,549
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	1,031,430
200,000	City & County of San Francisco Housing GO, Series H, 1.95%, 6/15/27	199,930
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,755,433

		6,346,937

Colorado — 0.08%
402,661	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	454,673

District of Columbia — 0.14%
734,492	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	799,369

Georgia — 0.19%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	1,060,110

Illinois — 0.17%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	262,434
685,400	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	709,320

		971,754

Massachusetts — 0.04%
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	205,795

Minnesota — 0.09%
485,267	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	521,546

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
Missouri — 0.64%
$3,009,628	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	$3,569,359

New York — 0.96%
400,000	New York City Housing Development Corp. Revenue, Series G, 1.93%, 11/1/21	396,664
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	168,482
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	98,993
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	197,320
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	39,521
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	296,112
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	518,180
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,036,040
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	545,560
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	520,435
540,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 5/1/20 @ 100	541,118
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 5/1/20 @ 100	1,006,210

		5,364,635

Vermont — 0.02%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	108,182

Washington — 0.16%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	880,024

Total Municipal Bonds		20,282,384

(Cost $19,054,749)

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.29%
Consumer, Non-cyclical — 0.06%
$ 350,000	Montefiore Medical Center, 2.15%, 10/20/26	$331,948

Financial — 0.23%
1,250,000	Century Housing Corp., 4.00%, 11/1/21	1,275,006

Total Corporate Bonds		1,606,954

(Cost $1,600,000)

Shares
Investment Company — 2.08%
11,610,931	U.S. Government Money Market Fund, RBC Institutional Class 1(h)	11,610,931

Total Investment Company		11,610,931

(Cost $11,610,931)

Total Investments		$556,251,996
(Cost $534,764,765)(i) — 99.61%
Other assets in excess of liabilities — 0.39%		2,169,212

NET ASSETS — 100.00%		$558,421,208

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Floating rate note. Rate shown is as of report date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2020.
(h)	Affiliated investment.
(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2020 (Unaudited)

Financial futures contracts as of March 31, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	70	June 2020	$340,703	USD	$ 8,775,157	Barclays Capital Group
Two Year U.S. Treasury Note	135	June 2020	531,175	USD	29,751,680	Barclays Capital Group

Total			$871,878

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	11	June 2020	$ (279,589)	USD	$ 2,440,625	Barclays Capital Group
Ten Year Ultra U.S. Treasury Bonds	230	June 2020	(1,952,717)	USD	35,887,188	Barclays Capital Group

Total			$(2,232,306)

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

March 31, 2020 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 38.53%
Fannie Mae — 19.32%
$150,000	(TBA), 0.00%, 4/15/20(a),(b)	$168,961
91,710	Pool #468942, 4.67%, 9/1/26	105,207
91,193	Pool #AM4271, 4.41%, 9/1/28	106,112
145,042	Pool #AM4668, 3.76%, 11/1/23	155,439
136,174	Pool #AM4724, 3.95%, 11/1/25	151,197
50,000	Pool #AN0360, 3.95%, 12/1/45	56,838
250,000	Pool #AN0959, 2.92%, 5/1/31	272,898
93,446	Pool #AN1381, 2.56%, 8/1/26	99,140
50,000	Pool #AN6149, 3.14%, 7/1/32	55,028
96,262	Pool #AN7354, 3.03%, 11/1/27	105,186
96,401	Pool #AN7868, 3.06%, 12/1/27	105,664
96,448	Pool #AN8300, 3.03%, 2/1/30	106,138
98,029	Pool #AN8422, 3.71%, 4/1/33	112,603
99,852	Pool #AN8458, 2.97%, 2/1/25	106,863
245,016	Pool #AN9483, 3.43%, 6/1/28	275,856
71,805	Pool #BJ0657, 4.00%, 2/1/48	76,549
93,337	Pool #BJ2670, 4.00%, 4/1/48	99,503
94,641	Pool #BJ3178, 4.00%, 11/1/47	102,424
96,495	Pool #BJ3251, 4.00%, 1/1/48	103,484
85,202	Pool #BJ4987, 4.00%, 3/1/48	91,621
81,920	Pool #BJ5158, 4.00%, 4/1/48	87,332
96,368	Pool #BJ9439, 4.00%, 2/1/48	103,265
96,771	Pool #BJ9477, 4.00%, 4/1/48	103,924
146,709	Pool #BK7924, 4.00%, 11/1/48	156,402
98,445	Pool #BL1459, 3.84%, 2/1/29	113,567
249,645	Pool #BL1581, 3.89%, 2/1/29	288,502
358,371	Pool #BO1263, 3.50%, 6/1/49	380,004
74,473	Pool #CA1066, 4.00%, 1/1/48	79,549
86,689	Pool #CA1068, 3.50%, 1/1/48	91,884
125,259	Pool #CA2595, 4.50%, 11/1/48	134,726
115,917	Pool #CA2597, 4.00%, 11/1/48	123,575
146,638	Pool #CA2912, 4.00%, 12/1/48	157,144
159,417	Pool #CA3132, 4.00%, 2/1/49	170,839
294,840	Pool #CA3174, 4.00%, 2/1/49	314,513
460,155	Pool #CA3405, 3.50%, 4/1/49	487,719
572,498	Pool #CA3451, 3.50%, 5/1/49	605,190
379,682	Pool #CA3456, 3.50%, 5/1/49	402,969

		6,257,815

Freddie Mac — 16.29%
146,418	Pool #Q59453, 4.00%, 11/1/48	156,143
297,705	Pool #RA1713, 3.00%, 11/1/49	312,210
297,832	Pool #RA1714, 3.00%, 11/1/49	312,343
297,601	Pool #RA1715, 3.00%, 10/1/49	312,101
299,696	Pool #RA2256, 3.00%, 3/1/50	314,601
299,919	Pool #RA2340, 3.00%, 3/1/50	314,835

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$300,000	Pool #RA2395, 2.50%, 4/1/50	$311,024
96,534	Pool #V84044, 4.00%, 1/1/48	103,260
63,669	Pool #V84506, 4.00%, 7/1/48	68,048
82,466	Pool #V84836, 4.00%, 11/1/48	88,147
196,332	Pool #V85041, 4.50%, 1/1/49	212,040
294,044	Pool #V85181, 4.00%, 2/1/49	314,279
187,216	Pool #V85264, 3.50%, 3/1/49	198,131
218,870	Pool #V85351, 4.00%, 3/1/49	234,614
444,144	Pool #V85365, 3.50%, 4/1/49	470,038
346,490	Pool #V85381, 3.50%, 4/1/49	366,254
393,682	Pool #V85445, 3.50%, 4/1/49	416,634
244,785	Series 2018-KF57, Class A, (LIBOR USD 1-Month + 0.540%), 2.06%, 12/25/28(c)	241,424
78,170	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(d)	83,430
88,169	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(d)	94,322
91,407	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(d)	97,187
244,331	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(d)	264,212

		5,285,277

Ginnie Mae — 1.16%
96,090	Pool #BB3740, 4.00%, 11/15/47	103,309
96,604	Pool #BE3008, 4.00%, 4/20/48	104,185
76,244	Series 2018-2, Class AD, 2.40%, 3/16/59	78,397
89,016	Series 2018-26, Class AD, 2.50%, 3/16/52	91,712

		377,603

Overseas Private Investment Corp. — 1.76%
288,545	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 9/20/38(c)	288,545
281,250	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 11/15/23(c)	281,250

		569,795

Total U.S. Government Agency Backed Mortgages		12,490,490

(Cost $11,930,453)

Corporate Bonds — 32.93%
Communications — 1.50%
250,000	Verizon Communications, Inc., 3.88%, 2/8/29	280,014
175,000	Vodafone Group Plc, 5.25%, 5/30/48	207,625

		487,639

Consumer, Cyclical — 0.92%
300,000	Starbucks Corp., 2.45%, 6/15/26	296,970

Consumer, Non-cyclical — 19.24%
300,000	AbbVie, Inc., 3.60%, 5/14/25	312,957
250,000	Advocate Health Corp., 0.00%, 5/8/20(a),(b)	249,718
100,000	Amgen, Inc., 3.15%, 2/21/40	99,899
275,000	Amgen, Inc., 3.20%, 11/2/27	284,256

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$350,000	Becton Dickinson and Co., 3.36%, 6/6/24	$347,499
150,000	Becton Dickinson and Co., 4.69%, 12/15/44	160,401
200,000	Bristol-Myers Squibb Co., 3.20%, 6/15/26(e)	212,562
100,000	Bristol-Myers Squibb Co., 3.25%, 8/15/22(e)	103,368
50,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49(e)	63,138
250,000	Cincinnati Childrens Health Medical Centre, 2.00%, 4/8/20(a)	250,070
100,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	95,988
150,000	EMD Finance LLC, 2.95%, 3/19/22(e)	152,168
350,000	EMD Finance LLC, 3.25%, 3/19/25(e)	368,216
150,000	GlaxoSmithKline Capital Plc, 2.88%, 6/1/22	154,491
225,000	GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	236,553
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	154,741
300,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	320,395
112,000	Medtronic, Inc., 3.50%, 3/15/25	120,313
250,000	Medtronic, Inc., 4.38%, 3/15/35	307,650
150,000	Partners Healthcare System, Inc., 3.19%, 7/1/49	149,264
75,000	Pfizer, Inc., 2.63%, 4/1/30	78,482
440,000	Providence Health & Services Obligated Group, 4.16%, 10/1/42(d)	440,000
250,000	Providence St. Joseph Health Obligated Group, 2.75%, 10/1/26	263,713
100,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	101,030
400,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	407,065
300,000	Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	293,265
150,000	Trinity Health Corp., 0.00%, 7/2/20(b)	149,519
250,000	Trinity Health Corp., 1.76%, 4/2/20	249,994
100,000	Trinity Health Corp., 4.13%, 12/1/45	109,941

		6,236,656

Financial — 4.18%
250,000	BlueHub Loan Fund, Inc., 2.89%, 1/1/27	239,094
250,000	Century Housing Corp., 4.00%, 11/1/21	255,001
250,000	Community Preservation Corp. (The), 2.87%, 2/1/30	242,247
200,000	Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	207,115
200,000	Low Income Investment Fund, 3.39%, 7/1/26	165,729
245,000	Self-Help Federal Credit Union, 1.97%, 12/18/20(a)	247,100

		1,356,286

Industrial — 1.03%
350,000	Agilent Technologies, Inc., 2.75%, 9/15/29	334,527

Technology — 0.65%
200,000	Apple, Inc., 2.85%, 2/23/23	209,205

Utilities — 5.41%
250,000	Avangrid, Inc., 3.15%, 12/1/24	250,034
100,000	Avangrid, Inc., 3.80%, 6/1/29	102,919
150,000	MidAmerican Energy Co., 3.10%, 5/1/27	154,261

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$300,000	MidAmerican Energy Co., 3.65%, 4/15/29	$324,886
450,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	460,379
450,000	Xcel Energy, Inc., 3.30%, 6/1/25	460,301

		1,752,780

Total Corporate Bonds		10,674,063

(Cost $10,590,842)

Municipal Bonds — 17.37%
Alabama — 0.48%
150,000	Water Works Board of the City of Birmingham (The) Revenue, 2.60%, 1/1/27	155,895

California — 4.00%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	149,370
135,000	City & County of San Francisco Housing GO, Series A, 2.82%, 6/15/24	141,503
100,000	City & County of San Francisco Housing GO, Series H, 1.95%, 6/15/27	99,965
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	104,802
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	107,620
50,000	County of Alameda Housing GO, Series A, 2.56%, 8/1/20	50,194
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	151,539
150,000	Kern Community College District GO, 2.54%, 11/1/26	162,786
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	202,912
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	126,148

		1,296,839

Colorado — 0.16%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	53,398

Connecticut — 0.48%
150,000	South Central Connecticut Regional Water Authority Revenue, Series S, 2.86%, 8/1/30, Callable 8/1/29 @ 100	154,619

Georgia — 0.49%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	76,899
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	81,671

		158,570

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
Hawaii — 1.25%
$150,000	City & County Honolulu Wastewater System Revenue, Series A, 2.00%, 7/1/22	$152,283
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	252,412

		404,695

Illinois — 0.93%
300,000	Illinois Housing Development Authority Foxview I & II Apartments Revenue, Series I, 2.50%, 1/1/41, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(f)	300,000

Iowa — 0.32%
100,000	Northeast Iowa Community College GO, Series N, 3.45%, 6/1/26, Callable 6/1/24 @ 100	104,971

Massachusetts — 0.78%
250,000	Massachusetts Water Resources Authority Revenue, Series F, 1.86%, 8/1/24	253,592

Michigan — 0.31%
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	99,612

Missouri — 0.32%
100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Direct Deposit)	103,461

Nebraska — 0.75%
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	241,992

New Jersey — 0.81%
150,000	Mercer County Improvement Authority Revenue, Series A, 4.90%, 9/15/27, (Credit Support: County Guaranteed), Callable 9/15/21 @ 100	156,932
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	103,976

		260,908

New York — 0.62%
200,000	Westchester County Healthcare Corp Revenue, Series D, 1.37%, 11/1/34, Callable 3/31/20 @ 100(f)	200,000

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
Ohio — 0.45%
$130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	$146,972

Oregon — 0.29%
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	94,057

Pennsylvania — 0.97%
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	200,497
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	114,652

		315,149

Rhode Island — 0.97%
150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	159,224
150,000	State of Rhode Island GO, Series B, 3.00%, 5/1/23	155,481

		314,705

Texas — 1.26%
250,000	City of Houston TX Combined Utility System Revenue, Series C, 2.05%, 11/15/26	252,027
150,000	State of Texas GO, Series B, 3.13%, 8/1/22	157,281

		409,308

Vermont — 0.33%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	108,182

Virginia — 0.48%
150,000	Loudoun County Economic Development Authority Revenue, Series B, 2.05%, 12/1/22	155,601

Washington — 0.92%
300,000	Grant County Public Utility District No 2 Revenue, 1.90%, 1/1/27	297,771

Total Municipal Bonds		5,630,297

(Cost $5,463,026)

U.S. Government Agency Obligations — 6.53%
Overseas Private Investment Corp. — 3.74%
220,385	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/10/25(c)	220,384
242,948	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 7/7/40(c)	242,948
250,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 9/15/26(a),(c)	250,062

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$250,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 4/20/35(c)	$250,000
250,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 7/5/38(c)	250,000

		1,213,394

Small Business Administration — 2.79%
72,591	(Prime Index - 2.500%), 2.25%, 2/25/28(c)	71,835
109,372	(Prime Index - 2.500%), 2.25%, 4/25/44(c)	107,950
93,154	(Prime Index - 0.675%), 4.08%, 9/25/43(c)	96,899
145,138	(Prime Index + 0.325%), 5.08%, 9/25/44(c)	156,054
80,396	(Prime Index + 0.612%), 5.36%, 3/25/43(c)	85,888
63,546	(Prime Index + 0.700%), 5.45%, 2/25/28(c)	66,359
78,354	(Prime Index + 0.973%), 5.72%, 11/25/28(c)	83,230
109,597	(Prime Index + 1.226%), 5.98%, 6/25/29(c)	118,019
97,321	9.08%, 9/25/29(a)	118,195

		904,429

Total U.S. Government Agency Obligations		2,117,823

(Cost $2,140,049)

Foreign Government Bonds — 2.93%
Ivory Coast — 0.93%
300,000	African Development Bank, 0.75%, 4/3/23	301,320

Luxembourg — 2.00%
300,000	European Investment Bank, 2.13%, 4/13/26	324,131
300,000	European Investment Bank, 2.50%, 10/15/24	324,561

		648,692

Total Foreign Government Bonds		950,012

(Cost $886,875)

Asset Backed Securities — 0.94%
300,000	Tesla Auto Lease Trust, Series 2018-B, Class B, 4.12%, 10/20/21(e)	302,995

Total Asset Backed Securities		302,995

(Cost $306,964)

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
Investment Company — 0.11%
36,695	U.S. Government Money Market Fund, RBC Institutional Class 1(g)	$36,695

Total Investment Company		36,695

(Cost $36,695)

Total Investments		$32,202,375
(Cost $31,354,904)(h) — 99.34%
Other assets in excess of liabilities — 0.66%		212,744

NET ASSETS — 100.00%		$32,415,119

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(b)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(c)	Floating rate note. Rate shown is as of report date.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2020.

(g)	Affiliated investment.

(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
30 Year U.S. Treasury Bond	3	June 2020	$ 47,930	USD	$ 537,188	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	15	June 2020	364,905	USD	3,328,125	Barclays Capital Group
Two Year U.S. Treasury Note	20	June 2020	70,044	USD	4,407,656	Barclays Capital Group

Total			$482,879

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2020 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	10	June 2020	$ (32,000)	USD	$1,253,594	Barclays Capital Group
Ten Year Ultra U.S. Treasury Bonds	12	June 2020	(107,380)	USD	1,872,375	Barclays Capital Group

Total			$(139,380)

Abbreviations used are defined below:

GO - General Obligations

LIBOR - London Interbank Offered Rate

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

35

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Access Capital Community Investment Fund	RBC Impact Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $523,153,834 and $31,318,209, respectively)	$544,641,065	$32,165,680
Affiliated investments (cost $11,610,931 and $36,695, respectively)	11,610,931	36,695
Cash at broker for financial future contracts	2,795,615	432,686
Interest and dividend receivable	1,735,446	173,607
Receivable from advisor	—	1,984
Receivable for capital shares issued	283,506	10
Receivable for investments sold	381,863	11,779
Unrealized appreciation on futures contracts	871,878	482,879
Prepaid expenses and other assets	25,712	52,789

Total Assets	562,346,016	33,358,109

Liabilities:
Foreign withholding tax payable	4,283	—
Distributions payable	510,946	—
Payable for capital shares redeemed	207,168	8,989
Payable for investments purchased	660,181	767,387
Unrealized depreciation on futures contracts	2,232,306	139,380
Accrued expenses and other payables:
Investment advisory fees	139,061	—
Accounting fees	4,370	2,204
Audit fees	21,385	17,296
Trustees’ fees	3,687	—
Distribution fees	4,142	4
Custodian fees	11,471	709
Shareholder reports	12,857	—
Shareholder servicing fees	22,207	—
Transfer agent fees	21,006	—
Other	69,738	7,021

Total Liabilities	3,924,808	942,990

Net Assets	$558,421,208	$32,415,119

Net Assets Consists of:
Capital	$570,041,578	$31,005,703
Accumulated earnings	(11,620,370)	1,409,416

Net Assets	$558,421,208	$32,415,119

36

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2020 (Unaudited)

	Access Capital Community Investment Fund		RBC Impact Bond Fund
Net Assets
Class A		$17,442,749		$10,215
Class I		533,878,475		16,827,240
Class IS		7,099,984		N/A
Class R6		N/A		15,577,664

Total		$558,421,208		$32,415,119

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		1,912,803		989
Class I		58,579,292		1,628,586
Class IS		779,827		N/A
Class R6		N/A		1,505,858

Total		61,271,922		3,135,433

Net Asset Values and Redemption Prices Per Share:
Class A		$9.12		$10.33

Class I		$9.11		$10.33

Class IS		$9.10	$	N/A

Class R6	$	N/A		$10.34

Maximum Offering Price Per Share:
Class A		$9.48		$10.73

Maximum Sales Charge - Class A		3.75%		3.75%

See Notes to the Financial Statements.

37

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Access Capital Community Investment Fund	RBC Impact Bond Fund
Investment Income:
Interest income	$7,525,856	$383,366
Dividend income - affiliated	175,101	5,841

Total Investment Income	7,700,957	389,207
Expenses:
Investment advisory fees	1,005,788	49,490
Distribution fees–Class A	21,831	4
Accounting fees	91,865	24,231
Audit fees	19,203	15,760
Custodian fees	24,817	2,356
Insurance fees	2,152	2,224
Legal fees	43,321	1,434
Registrations and filing fees	34,592	13,427
Shareholder reports	37,322	10,952
Transfer agent fees–Class A	24,821	—
Transfer agent fees–Class I	59,113	3,411
Transfer agent fees–Class IS	5,726	—
Transfer agent fees–Class R6	—	1,993
Trustees’ fees and expenses	24,087	925
Shareholder services administration fees–Class I	137,592	—
Tax expense	2,164	2,213
Other fees	8,522	2,766

Total expenses before fee waiver/reimbursement	1,542,916	131,186
Expenses waived/reimbursed by:
Advisor	(220,921)	(71,321)

Net expenses	1,321,995	59,865

Net Investment Income	6,378,962	329,342

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	427,059	84,229
Futures contracts	402,154	244,576

Net realized gains	829,213	328,805
Net change in unrealized appreciation/ (depreciation) on:
Investments	10,066,995	71,336
Futures contracts	(1,804,170)	342,366

Net unrealized gains	8,262,825	413,702

Change in net assets resulting from operations	$15,471,000	$1,071,849

See Notes to the Financial Statements.

38

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Access Capital Community Investment Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities
Operations:
Net investment income	$6,378,962	$14,611,286
Net realized gains/(losses) from investments and futures contracts	829,213	(3,899,363)
Net change in unrealized appreciation on investments and futures contracts	8,262,825	30,369,116

Change in net assets resulting from operations	15,471,000	41,081,039

Distributions to Shareholders:
Class A	(200,661)	(487,012)
Class I	(7,287,967)	(15,775,320)
Class IS	(93,324)	(76,098)

Change in net assets resulting from shareholder distributions	(7,581,952)	(16,338,430)

Capital Transactions:
Proceeds from shares issued	31,555,484	75,626,375
Distributions reinvested	4,366,460	8,400,049
Cost of shares redeemed	(59,101,512)	(125,907,118)

Change in net assets resulting from capital transactions	(23,179,568)	(41,880,694)

Net decrease in net assets	(15,290,520)	(17,138,085)
Net Assets:
Beginning of period	573,711,728	590,849,813

End of period	$558,421,208	$573,711,728

Share Transactions:
Issued	3,490,478	8,569,472
Reinvested	483,610	953,424
Redeemed	(6,498,588)	(14,283,800)

Change in shares resulting from capital transactions	(2,524,500)	(4,760,904)

See Notes to the Financial Statements.

39

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Impact Bond Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities
Operations:
Net investment income	$329,342	$456,524
Net realized gains from investments and futures contracts	328,805	351,596
Net change in unrealized appreciation on investments and futures contracts	413,702	866,294

Change in net assets resulting from operations	1,071,849	1,674,414

Distributions to Shareholders:
Class A	(36)	—
Class I	(313,495)	(132,166)
Class R6	(355,573)	(335,480)

Change in net assets resulting from shareholder distributions	(669,104)	(467,646)

Capital Transactions:
Proceeds from shares issued	11,190,606	16,988,575
Distributions reinvested	669,104	467,646
Cost of shares redeemed	(3,472,045)	(114,580)

Change in net assets resulting from capital transactions	8,387,665	17,341,641

Net increase in net assets	8,790,410	18,548,409
Net Assets:
Beginning of period	23,624,709	5,076,300

End of period	$32,415,119	$23,624,709

Share Transactions:
Issued	1,100,570	1,747,146
Reinvested	66,074	46,922
Redeemed	(342,330)	(11,384)

Change in shares resulting from capital transactions	824,314	1,782,684

See Notes to the Financial Statements.

40

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/20 (Unaudited)	$ 9.00	0.08	0.14	0.22	(0.10)	(0.10)	$ 9.12
Year Ended 9/30/19	8.62	0.19	0.41	0.60	(0.22)	(0.22)	9.00
Year Ended 9/30/18	9.02	0.18	(0.37)	(0.19)	(0.21)	(0.21)	8.62
Year Ended 9/30/17	9.26	0.18	(0.20)	(0.02)	(0.22)	(0.22)	9.02
Year Ended 9/30/16	9.25	0.22	0.03	0.25	(0.24)	(0.24)	9.26
Year Ended 9/30/15	9.27	0.24	0.01	0.25	(0.27)	(0.27)	9.25
Class I
Six Months Ended 3/31/20 (Unaudited)	$ 8.99	0.10	0.14	0.24	(0.12)	(0.12)	$ 9.11
Year Ended 9/30/19	8.62	0.22	0.40	0.62	(0.25)	(0.25)	8.99
Year Ended 9/30/18	9.02	0.21	(0.37)	(0.16)	(0.24)	(0.24)	8.62
Year Ended 9/30/17	9.25	0.21	(0.19)	0.02	(0.25)	(0.25)	9.02
Year Ended 9/30/16	9.24	0.25	0.03	0.28	(0.27)	(0.27)	9.25
Year Ended 9/30/15	9.26	0.27	0.01	0.28	(0.30)	(0.30)	9.24
Class IS
Six Months Ended 3/31/20 (Unaudited)	$ 8.98	0.10	0.14	0.24	(0.12)	(0.12)	$ 9.10
Period Ended 9/30/19(b)	8.73	0.13	0.26	0.39	(0.14)	(0.14)	8.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from March 11, 2019, (commencement of operations) to September 30, 2019.

41

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets After Fees Waived/ Reimbursed and Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/20 (Unaudited)	2.50%	(c)	$ 17,443	0.80%	(d)	0.80%	(d)	1.88%	(d)	0.98%	(d)	7%
Year Ended 9/30/19	7.03%		17,583	0.95%	(e)	0.87%		2.18%		1.11%		12%
Year Ended 9/30/18	(2.12)%		22,258	1.06%		0.95%		2.10%		1.20%		20%
Year Ended 9/30/17	(0.24)%		24,568	0.99%		0.95%		2.01%		1.09%		17%
Year Ended 9/30/16	2.74%		21,269	1.01%		0.95%		2.33%		1.10%		13%
Year Ended 9/30/15	2.69%		21,135	1.00%		0.95%		2.55%		1.06%		23%
Class I
Six Months Ended 3/31/20 (Unaudited)	2.68%	(c)	$533,878	0.45%	(d)	0.45%	(d)	2.23%	(d)	0.52%	(d)	7%
Year Ended 9/30/19	7.27%		550,213	0.60%	(e)	0.53%		2.53%		0.66%		12%
Year Ended 9/30/18	(1.79)%		568,592	0.73%		0.61%		2.44%		0.73%		20%
Year Ended 9/30/17	0.23%		619,328	0.63%		0.58%		2.38%		0.64%		17%
Year Ended 9/30/16	3.12%		578,891	0.64%		0.58%		2.67%		0.64%		13%
Year Ended 9/30/15	2.95%		511,106	0.63%		0.58%		2.91%		0.63%		23%
Class IS
Six Months Ended 3/31/20 (Unaudited)	2.71%	(c)	$ 7,100	0.40%	(d)	0.40%	(d)	2.30%	(d)	0.62%	(d)	7%
Period Ended 9/30/19(f)	4.33%	(c)	5,916	0.40%	(d)	0.40%	(d)	2.61%	(d)	0.73%	(d)	12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

42

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)

Beginning March 11, 2019, the net operating expenses were contractually limited to 0.80% and 0.45% for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30 ,2019.

(f)	For the period from March 11, 2019, (commencement of operations) to September 30, 2019.

See Notes to the Financial Statements.

43

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Period Ended 3/31/20 (Unaudited)(b)	$10.15	0.03	0.19	0.22	(0.04)	—	(0.04)	$10.33
Class I
Six Months Ended 3/31/20 (Unaudited)	$10.22	0.12	0.23	0.35	(0.12)	(0.12)	(0.24)	$10.33
Year Ended 9/30/19	9.61	0.26	0.62	0.88	(0.27)	—	(0.27)	10.22
Period Ended 9/30/18(c)	10.00	0.17	(0.38)	(0.21)	(0.18)	—	(0.18)	9.61
Class R6
Six Months Ended 3/31/20 (Unaudited)	$10.22	0.12	0.25	0.37	(0.13)	(0.12)	(0.25)	$10.34
Year Ended 9/30/19	9.61	0.27	0.61	0.88	(0.27)	—	(0.27)	10.22
Period Ended 9/30/18(c)	10.00	0.18	(0.39)	(0.21)	(0.18)	—	(0.18)	9.61

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(c)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

44

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Period Ended 3/31/20 (Unaudited)(c)	2.13%(d)	$ 10	0.70%(e)	1.89%(e)	1.07%(e)	22%
Class I
Six Months Ended 3/31/20 (Unaudited)	3.56%(d)	$16,827	0.45%(e)	2.29%(e)	0.94%(e)	22%
Year Ended 9/30/19	9.27%	6,467	0.45%	2.67%	1.62%	175%
Period Ended 9/30/18(f)	(2.14)%	2,630	0.45%(e)	2.29%(e)	3.82%(e)	329%
Class R6
Six Months Ended 3/31/20 (Unaudited)	3.68%(d)	$15,578	0.40%(e)	2.37%(e)	0.92%(e)	22%
Year Ended 9/30/19	9.33%	17,158	0.40%	2.73%	1.52%	175%
Period Ended 9/30/18(f)	(2.10)%	2,447	0.40%(e)	2.33%(e)	3.70%(e)	329%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(d)	Not annualized.

(e)	Annualized.

(f)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

See Notes to the Financial Statements.

45

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the Access Capital Community Investment Fund was reorganized into a series of the Trust, effective July 28, 2008. This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- Access Capital Community Investment Fund

- RBC Impact Bond Fund (“Impact Bond Fund”)

The Access Capital Community Investment Fund offers three share classes: Class A, Class I and Class IS shares. The Impact Bond Fund offers three share classes: Class A, Class I and Class R6 shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I, Class IS and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.
Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from

46

NOTES TO FINANCIAL STATEMENTS

broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

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NOTES TO FINANCIAL STATEMENTS

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

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NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Access Capital Community Investment Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$20,282,384	$—	$20,282,384
U.S. Government Agency Backed Mortgages	—	498,958,331	—	498,958,331
U.S. Government Agency Obligations	—	23,740,987	52,409	23,793,396
Investment Company	11,610,931	—	—	11,610,931
Corporate Bonds	—	1,606,954	—	1,606,954
Other Financial Instruments*
Financial futures contracts	871,878	—	—	871,878

Total Assets	$12,482,809	$544,588,656	$52,409	$557,123,874

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(2,232,306)	$—	$—	$(2,232,306)

Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	—	5,630,297	—	5,630,297
U.S. Government Agency Obligations	—	2,117,823	—	2,117,823
U.S. Government Agency Backed Mortgages	—	12,490,490	—	12,490,490
Asset Backed Securities	—	302,995	—	302,995
Foreign Government Bonds	—	950,012	—	950,012
Investment Company	36,695	—	—	36,695
Corporate Bonds	—	10,674,063	—	10,674,063
Other Financial Instruments*
Financial futures contracts	482,879	—	—	482,879

Total Assets	$519,574	$32,165,680	$—	$32,685,254

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(139,380)	$—	$—	$(139,380)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

During the period ended March 31, 2020, the Funds recognized no transfers to/from Level 1 or 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

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NOTES TO FINANCIAL STATEMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Access Capital Community Investment Fund
U.S. Government Agency Obligations– (Small Business Administration)
Balance as of 9/30/19(value)	$73,601
Change in unrealized appreciation (depreciation)	(21,192)

Balance as of 3/31/20(value)	$52,409

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at March 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
U.S. Government Agency Obligations (Small Business Administration)	$73,601	Discounted Cash Flow	Yield (Discount Rate of Cash Flows) Constant Default Rate Amortization Rate	3.23%-4.60%(4.23%) 0.00%(0.00%) 0.0037-0.0038(0.0038)

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

As of March 31, 2020 there were no open reverse Repurchase Agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

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NOTES TO FINANCIAL STATEMENTS

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of March 31, 2020, the the Impact Bond Fund had outstanding TBA commitments.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Access Capital Community Investment Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures and U.S. Treasury Notes futures during the period ended March 31, 2020.

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NOTES TO FINANCIAL STATEMENTS

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2020.

Fair Values of Derivative Financial Instrument as of March 31, 2020
Statement of Assets and Liabilities Location
Asset Derivatives
	Access Capital Community Investment Fund	Impact Bond Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$871,878	$482,879

Total	$871,878	$482,879

Liability Derivatives
	Access Capital Community Investment Fund	Impact Bond Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$2,232,306	$139,380

Total	$2,232,306	$139,380

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2020 is as follows:

Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$402,154	$244,576

Total	$402,154	$244,576

Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$(1,804,170)	$342,366

Total	$(1,804,170)	$342,366

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NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2020, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Access Capital Community Investment Fund	Impact Bond Fund
Futures long position (contracts)	170	38
Futures short position (contracts)	234	22

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value September 30, 2019	Purchases	Sales	Value March 31, 2020	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
Access Capital Community Investment Fund	$20,490,644	$75,402,590	$84,282,303	$11,610,931	$175,101
Impact Bond Fund	220,457	17,872,267	18,056,029	36,695	5,841

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the

53

NOTES TO FINANCIAL STATEMENTS

specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Access Capital Community Investment Fund	0.35%
Impact Bond Fund	0.35%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A	Class I	Class IS	Class R6
	Annual Rate	Annual Rate	Annual Rate	Annual Rate
Access Capital Community Investment Fund	0.80%	0.45%	0.40%	N/A
Impact Bond Fund	0.70%	0.45%	N/A	0.40%

This expense limitation agreement is in place until January 31, 2021, and shall continue for additional one-year terms unless terminated by either party at any time. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Impact Bond Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

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NOTES TO FINANCIAL STATEMENTS

As of March 31, 2020, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/18	FYE 9/30/19	FYE 9/30/20	Total
Access Capital Community Investment Fund	$—	$286,770	$203,748	$490,518
Impact Bond Fund	129,537	188,125	70,773	388,435

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2020, the amount waived was $17,173 and $548 for Access Capital Community Investment Fund and Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operation.

RBC GAM-US also provides certain CRA-related administrative services to Class I shareholders of Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. Effective March 11, 2019, in consideration for such services and the assumption of related expenses, RBC GAM-US receives a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $63,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of -pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

In conjunction with the initial launch of the Impact Bond Fund and the subsequent launch of Class A shares, the Advisor invested seed capital in the Fund to provide the Fund with its initial investment assets. The table below shows, as of March 31, 2020, the Fund’s net assets, the shares held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

		Shares held	% of Fund
	Net Assets	by Advisor	Net Assets
Impact Bond Fund	$32,415,119	537,333	8.6%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder

55

NOTES TO FINANCIAL STATEMENTS

services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2020, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2020 were as follows:

	Purchases	Sales	Purchases	Sales
	(Excl. U.S. Gov’t)	(Excl. U.S. Gov’t)	of U.S. Gov’t.	of U.S. Gov’t.
Access Capital Community Investment Fund	$ 2,700,140	$2,043,027	$45,180,370	$64,510,608
Impact Bond Fund	10,263,209	4,393,792	3,014,271	1,326,002

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares Outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,096,483	$3,909,455	$10,000	$—
Distributions reinvested	197,263	464,307	36	—
Cost of shares redeemed	(1,596,482)	(9,888,061)	—	—

Change in Class A	$(302,736)	$(5,514,299)	$10,036	$—

Class I
Proceeds from shares issued	$28,701,528	$65,426,675	$10,180,606	$3,481,575
Distributions reinvested	4,075,874	7,859,670	313,495	132,166
Cost of shares redeemed	(56,738,031)	(115,429,827)	(372,045)	(114,580)

Change in Class I	$(23,960,629)	$(42,143,482)	$10,122,056	$3,499,161

56

NOTES TO FINANCIAL STATEMENTS

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Class IS - Capital Transactions
Class IS - Proceeds from shares issued	$1,757,473	$6,290,245	$—	$—
Class IS - Distributions reinvested	93,323	76,072	—	—
Class IS - Cost of shares redeemed	(766,999)	(589,230)	—	—

Total Class IS - Capital Transactions	$1,083,797	$5,777,087	$—	$—

Class R6
Proceeds from shares issued	$—	$—	$1,000,000	$13,507,000
Distributions reinvested	—	—	355,573	335,480
Cost of shares redeemed	—	—	(3,100,000)	—

Change in Class R6	$—	$—	$(1,744,427)	$13,842,480

Change in net assets resulting from capital transactions	$(23,179,568)	$(41,880,694)	$8,387,665	$17,341,641

SHARE TRANSACTIONS:
Class A
Issued	113,459	446,703	985	—
Reinvested	21,836	52,744	4	—
Redeemed	(176,698)	(1,126,486)	—	—

Change in Class A	(41,403)	(627,039)	989	—

Class I
Issued	3,181,290	7,407,147	1,001,256	357,310
Reinvested	451,429	892,174	30,984	13,289
Redeemed	(6,237,057)	(13,091,772)	(36,610)	(11,384)

Change in Class I	(2,604,338)	(4,792,451)	995,630	359,215

Class IS - Share Transactions
Class IS - Issued	195,729	715,622	—	—
Class IS - Reinvested	10,345	8,506	—	—
Class IS - Redeemed	(84,833)	(65,542)	—	—

57

NOTES TO FINANCIAL STATEMENTS

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Total Class IS - Share
Transactions	121,241	658,586	—	—

Class R6
Issued	—	—	98,329	1,389,836
Reinvested	—	—	35,086	33,633
Redeemed	—	—	(305,720)	—

Change in Class R6	—	—	(172,305)	1,423,469

Change in shares resulting from capital transactions	(2,524,500)	(4,760,904)	824,314	1,782,684

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years, 2016, 2017, 2018 and 2019 for Access Capital Community Investment Fund) and 2018 and 2019 for Impact Bond Fund and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost Of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
Access Capital Community Investment Fund	$534,963,787	$23,522,604	$(3,395,800)	$20,126,804
Impact Bond Fund	31,354,904	1,058,517	(211,046)	847,471

58

NOTES TO FINANCIAL STATEMENTS

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives, tax deferrals on wash sales, and mixed treasury straddle losses.

The tax character of distributions during the year ended September 30, 2019 were as follows:

	Distributions Paid From
			Total
	Ordinary	Total Taxable	Distributions
	Income	Distributions	Paid
Access Capital Community Investment Fund	$16,157,686	$16,157,686	$16,157,686
Impact Bond Fund	467,646	467,646	467,646

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2020.

As of September 30, 2019, the Access Capital Fund had capital loss carryforwards expire in the amount of $4,011,206 and the Impact Bond Fund had capital loss carryforwards utilized in the amount of $120,961.

As of September 30, 2019, the Access Capital Community Investment Fund had a short-term capital loss carryforward of $10,313,220 and a long-term capital loss carryforward of $19,421,944 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2019.

8. Line of Credit

The Funds are participants in an uncommitted, unsecured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of August 1, 2020. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2020. During the period ended March 31, 2020, the Funds did not utilize this line of credit.

9. Significant Risks

As of March 31, 2020, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Access Capital Community Investment Fund	1	13.1%
Impact Bond Fund	1	17.0%

In addition, three unaffiliated shareholders owned in aggregate 64.4% of the Impact Bond Fund as of March 31, 2020. Significant transactions by these shareholders may impact the Funds’ performance.

59

NOTES TO FINANCIAL STATEMENTS

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

60

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class IS, Class I and Class R6 shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class IS

Class IS shares are offered in Access Capital Community Investment Fund and are available to investors who meet the $2,500 minimum initial investment requirement. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Impact Bond Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

61

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period* 10/1/19–3/31/20	Annualized Expense Ratio During Period 10/1/19–3/31/20
Access Capital Community Investment Fund
Class A	$1,000.00	$1,025.00	$4.05	0.80%
Class I	1,000.00	1,026.80	2.28	0.45%
Class IS	1,000.00	1,027.10	2.03	0.40%
Impact Bond Fund
Class A	1,000.00	1,034.30	3.56	0.70%
Class I	1,000.00	1,035.60	2.29	0.45%
Class R6	1,000.00	1,036.80	2.04	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

62

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period* 10/1/19-3/31/20	Annualized Expense Ratio During Period 10/1/19-3/31/20
Access Capital Community Investment Fund
Class A	$1,000.00	$1,021.00	$4.04	0.80%
Class I	1,000.00	1,022.75	2.28	0.45%
Class IS	1,000.00	1,023.00	2.02	0.40%
Impact Bond Fund
Class A	1,000.00	1,021.50	3.54	0.70%
Class I	1,000.00	1,022.75	2.28	0.45%
Class R6	1,000.00	1,023.00	2.02	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

63

LIQUIDITY RISK DISCLOSURE (UNAUDITED)

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2019 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as and implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

64

LIQUIDITY RISK DISCLOSURE (UNAUDITED)

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in Section IV.B of the Program.

Market Depth—Reasonably Anticipated Trading Size. In classifying and reviewing its portfolio investments or asset classes (as applicable), the Funds must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no changes to the Reasonably Anticipated Trading Size assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in Section IV of the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

C. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report. Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

D. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. During the Review Period, the Funds operated in accordance with the relevant provisions of the Program with respect to the 15% Limit.

E. Redemptions in Kind

There were no redemptions in-kind effected by any Fund during the Review Period.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2020.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-II SAR 03-20

RBC Global Asset Management Semi-Annual Report For the six months ended March 31, 2020 RBC BlueBay Emerging Market Debt Fund RBC BlueBay Global Bond Fund RBC BlueBay High Yield Bond Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov.

Table of Contents	Portfolio Managers	1
	Performance Summary	3
	Fund Statistics
	- RBC BlueBay Emerging Market Debt Fund	5
	- RBC BlueBay Global Bond Fund	6
	- RBC BlueBay High Yield Bond Fund	7
	Schedule of Portfolio Investments	8
	Financial Statements
	- Statements of Assets and Liabilities	32
	- Statements of Operations	34
	- Statements of Changes in Net Assets	36
	Financial Highlights	39
	Notes to Financial Statements	47
	Share Class Information	70
	Supplemental Information	71
	Liquidity Risk Disclosure (Unaudited)	73

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor and BlueBay Asset Management LLP (“BlueBay”) serves as an investment sub-advisor to each of the Funds and BlueBay Asset Management USA LLC (“BlueBay US”) serves as an investment sub-advisor for the RBC BlueBay High Yield Bond Fund and RBC BlueBay Global Bond Fund. The sub-advisors are responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.
BlueBay Emerging Market Debt Fund
Polina Kurdyavko

Partner, Senior Portfolio Manager

Polina is Head of Emerging Markets and Senior Portfolio Manager at BlueBay. Polina started her career in emerging markets after the Russian financial crisis in 1988 and has, since then, gained expertise across a broad range of emerging market financial assets. Polina joined BlueBay in July 2005 from UBS where she was a credit analyst in EM corporate research. Her role encompassed coverage of EM issuers as well as research support for primary issuance of corporate debt. Prior to this, Polina was with Alliance Capital where she was an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at the firm. She started her career in a macro research boutique in Russia. Polina holds an MSc (Hons) in Finance from the people’s Friendship University of Russia, Moscow and is a CFA charterholder.
BlueBay Global Bond Fund
Kaspar Hense
Senior Portfolio Manager

Kaspar Hense is a Senior portfolio Manager within BlueBay’s Investment Grade team. Prior to joining BlueBay, Kaspar worked for three years at Toronto Dominion Securities in their global fixed income, capital markets group covering German clients. Previously, Kaspar spent six years with Deutsche Asset and Wealth Management where he was responsible for the global aggregate bond strategy. Kaspar began his career at Merrill Lynch in 2005 as an analyst. He holds a Master’s degree in Financial Management from a joint programme of the Christian Albrechts University of Kiel and the University of San Diego; and a Master’s degree in Economics from the Christian Albrechts University of Kiel. Kaspar is also a CFA charterholder.
Mark Dowding

Partner, Chief Investment Officer
Senior Portfolio Manager

Mark Dowding is Chief Investment Officer at BlueBay. He has over 25 years’ investment experience as a macro fixed income investor and has been a senior portfolio manager at BlueBay since 2010. As a macro risk taker, Mark actively pursues an open dialogue with policy makers and opinion formers, believing that proprietary research is key to gaining insights in order to generate strong investment returns. Prior to joining BlueBay, Mark was Head of Fixed Income in Europe for Deutsche Asset Management, a role he previously occupied at Invesco. He started his career as a fixed income portfolio manager at Morgan Grenfell in 1993 and holds a BSc (Hons) in Economics from the University of Warwick.

PORTFOLIO MANAGERS

Alexandria Sun
Portfolio Manager
Alexandria Sun is a Portfolio Manager within BlueBay’s Investment Grade team with a focus on government and global aggregate portfolios. She was a rotational associate at RBC Global Asset Management in Toronto, Canada, before joining BlueBay in July 2017. Prior to RBC, she was working as an analyst in the fixed income team at Deutsche Asset Management in New York. Alexandria earned a BA degree in Economics and English Literature from Cornell University. She also holds a Master’s degree in Economics from University of Toronto. Alexandria is a CFA charterholder.
BlueBay High Yield Bond Fund
Justin Jewell

Co-Head of Global Leveraged Finance
Senior Portfolio Manager

Justin is Co-Head of BlueBay’s Global Leveraged Finance Long-Only Strategies and a senior portfolio manager within the Global Leveraged Finance Group. Justin joined BlueBay in April 2009, initially as Head of High Yield Trading, before moving into portfolio management at the beginning of 2012. He has over 17 years’ industry experience and spent a large part of his career at UBS where, most recently, he was Director of High Yield and Distressed Trading in Europe. Justin worked as a senior trader at MKM Longboat LLP between June and November 2008, though he returned to UBS after the fund wound down. Justin has a BSc in Economics from the London School of Economics and Political Science.
Andrzej Skiba

Senior Portfolio Manager

Andrzej Skiba joined BlueBay in February 2005 and is a Senior Portfolio Manager responsible for the Developed Markets team and is based in BlueBay’s office in Stamford, Connecticut. Andrzej spent his first four years at BlueBay as a credit analyst covering the TMT, utilities and retail sectors for the Investment Grade team. Prior to BlueBay, Andrzej worked for Goldman Sachs as a credit analyst covering European investment grade telecom, media and utility sectors. Andrzej holds a BSc (Hons) in Management and International Business Economics from UMIST and is a CFA charterholder.
Tim Leary

Portfolio Manager

Tim Leary is responsible for portfolio management of the RBC BlueBay High Yield Bond Fund. Tim joined BlueBay in January 2012 as Head of Trading, North America within the Global Leveraged Finance Group based in the Stamford, Connecticut, office before being promoted to his current role in January 2017. Prior to joining BlueBay, he was a director in high yield and distressed credit trading at the Royal Bank of Scotland. Before that, Tim spent three years as an analyst on the leveraged loan trading desk at Bear Stearns & Co. Tim holds a BS in Business Administration with Finance concentration from Fordham University.

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of March 31, 2020 (Unaudited)
RBC BlueBay Emerging Market Debt Fund
Class A
- Including Max Sales Charge of 4.25%	(13.83)%	(2.19)%	(0.52)%	0.13%
- At Net Asset Value	(10.03)%	(0.76)%	0.35%	0.65%	1.12%	20.37%
Class I
- At Net Asset Value	(9.64)%	(0.51)%	0.60%	0.89%	0.87%	2.13%
Class R6
- At Net Asset Value	(9.56)%	(0.43)%	0.67%	0.99%	0.82%	33.09%

JPMorgan EMBI Global Diversified Index(d)	(6.84)%	0.42%	2.82%	4.27%
RBC BlueBay Global Bond Fund
Class A
- Including Max Sales Charge of 4.25%	(0.79)%	1.44%	1.42%	1.78%
- At Net Asset Value	3.59%	2.93%	2.30%	(3.51)%	0.77%	2.12%
Class I
- At Net Asset Value	3.77%	2.99%	2.24%	2.54%	0.69%	1.10%
Class R6
- At Net Asset Value	3.91%	3.05%	2.30%	2.59%	0.64%	33.79%

ICE LIBOR USD 3 Month(d)	2.06%	2.00%	1.45%	1.38%
BBG Bar Global Aggregate Bond Index(d)	6.59%	4.65%	3.48%	3.74%
RBC BlueBay High Yield Bond Fund
Class A
- Including Max Sales Charge of 4.25%	(4.57)%	1.66%	2.65%	4.83%
- At Net Asset Value	(0.31)%	3.14%	3.55%	5.37%	0.82%	2.50%
Class I
- At Net Asset Value	(0.05)%	3.39%	3.85%	5.67%	0.57%	1.39%

ICE BofAML US High Yield Index(d)	(7.44)%	0.55%	2.67%	5.20%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

PERFORMANCE SUMMARY (UNAUDITED)

(a)

The inception date (commencement of operations) is November 27, 2013 for Class A shares of BlueBay Emerging Market Debt Fund and BlueBay High Yield Bond Fund, January 28, 2020, for Class A shares of BlueBay Global Bond Fund, December 27, 2016 for Class R6 shares and November 30, 2011 for Class I shares for each Fund except BlueBay Global Bond Fund, which is December 9, 2014 for Class I shares. The performance in the table for the Class A and Class R6 shares prior to the inception of those classes reflects the performance of the Class I shares since the Fund’s inception.

(b)

The Funds’ expenses reflect actual expenses for the most recent year end (September 30, 2019). For Class A shares of BlueBay Global Bond Fund, expenses reflect the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(c)

The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 1.12% for Class A, 0.87% for Class I and 0.82% for Class R6 of BlueBay Emerging Market Debt Fund, 0.77% for Class A, 0.52% for Class I and 0.47% for Class R6 of BlueBay Global Bond Fund and 0.82% for Class A and 0.57% for Class I of BlueBay High Yield Bond Fund until January 31, 2021.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a subset of the JPMorgan EMBI. The JPMorgan EMBI tracks the performance of U.S. dollar-denominated Brady bonds, Eurobonds and traded loans issued by sovereign and quasi-sovereign entities in emerging markets. The JPMorgan EMBI Global Diversified limits the weights of countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

The ICE BofAML US High Yield Index tracks the performance of U.S. dollar--denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The ICE LIBOR USD 3 Month is a wholesale funding rate, for three-month maturities in U.S. dollars, anchored in LIBOR panel banks’ unsecured wholesale transactions to the greatest extent possible, with a waterfall to enable a rate to be published in all market circumstances. LIBOR panel banks’ submissions are ranked by ICE Benchmark Administration, and the upper and lower quartiles are excluded to remove outliers. The relevant rate is then calculated as the trimmed arithmetic mean of the remaining submissions, rounded to five decimal places. Each LIBOR panel bank’s submission carries an equal weight, subject to the trimming.

The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

FUND STATISTICS (UNAUDITED)

RBC BlueBay Emerging Market Debt Fund
High level of total return consisting of income and capital appreciation.				Investment Objective
JPMorgan EMBI Global Diversified Index				Benchmark
				Asset Allocation as of 3/31/20 (% of Fund’s investments) & Top Five Industries (as of 3/31/20) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 13.81% of investments.
Qatar Government International Bond, 4.82%, 3/14/49	3.57%	Bahamas Government International Bond, 6.00%, 11/21/28	1.93%	Top Ten Holdings (excluding investment companies) (as of 3/31/20) (% of Fund’s net assets)
Russian Foreign Bond - Eurobond, 5.10%, 3/28/35	2.54%	Pertamina Persero PT, 4.15%, 2/25/60	1.84%
Paraguay Government International Bond, 5.40%, 3/30/50	2.18%	Saudi Government International Bond, 3.75%, 1/21/55	1.83%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	2.00%	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	1.74%
Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26	1.98%	Dominican Republic International Bond, 4.50%, 1/30/30	1.65%
*A listing of all portfolio holdings can be found beginning on page 8
				Growth of $1,000,000 Initial Investment Since Inception (11/30/11)
The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 (commencement of operations) to March 31, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Global Bond Fund
Investment Objective	High level of total return consisting of income and capital appreciation.
Benchmark	3-Month USD LIBOR Index

Asset Allocation as of 3/31/20 (% of Fund’s investments) & Top Five Industries (as of 3/31/20) (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 6.72% of investments.

Top Ten Holdings (excluding investment companies) (as of 3/31/20) (% of Fund’s net assets)	U.S. Treasury Notes, 1.50%, 9/30/21	7.53%	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29	3.84%
	U.S. Treasury Notes, 1.50%, 2/15/30	5.97%	U.S. Treasury Notes, 1.50%, 9/15/22	3.81%
	Ginnie Mae, Pool #MA6153, 3.00%, 9/20/49	5.00%	Japan Government Ten Year Bond, 0.40%, 3/20/25	3.79%
	Freddie Mac, Pool #RA1353, 3.00%, 9/1/49	4.51%	Japan Government Ten Year Bond, 0.10%, 9/20/28	3.53%
	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47	4.04%	Hellenic Republic Government Bond, 4.20%, 1/30/42	3.36%
	*A listing of all portfolio holdings can be found beginning on page 20
Growth of $100,000 Initial Investment Since Inception (12/9/14)

The graph reflects an initial investment of $100,000 over the period from December 9, 2014 (commencement of operations) to March 31, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

FUND STATISTICS (UNAUDITED)

RBC BlueBay High Yield Bond Fund
High level of total return consisting of income and capital appreciation.				Investment Objective
BofA Merrill Lynch High Yield Master II Index				Benchmark
				Asset Allocation as of 3/31/20 (% of Fund’s investments) & Top Five Industries (as of 3/31/20) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 3.87% of investments.
TEGNA, Inc., 5.00%, 9/15/29	1.84%	1011778 BC ULC / New Red Finance, Inc.,	1.51%	Top Ten Holdings (excluding investment companies) (as of 3/31/20) (% of Fund’s net assets)
T-Mobile USA, Inc., 6.00%, 3/1/23	1.76%	4.38%, 1/15/28
CSC Holdings LLC, 10.88%, 10/15/25	1.64%	CenturyLink, Inc., Series V, 5.63%, 4/1/20	1.51%
Dell International LLC / EMC Corp., 5.88%, 6/15/21	1.64%	Springleaf Finance Corp., 8.25%, 12/15/20	1.48%
Post Holdings, Inc., 5.50%, 12/15/29	1.59%	CCO Holdings LLC / CCO Holdings Capital Corp.,	1.40%
Sirius XM Radio, Inc., 3.88%, 8/1/22	1.54%	4.75%, 3/1/30

*A listing of all portfolio holdings can be found beginning on page 25
				Growth of $1,000,000 Initial Investment Since Inception (11/30/11)
The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 (commencement of operations) to March 31, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

March 31, 2020 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 58.98%
Angola — 0.44%
$ 200,000	Angolan Government International Bond, 8.00%, 11/26/29	$79,401

Argentina — 1.66%
240,000(a)	Argentine Republic Government International Bond, 3.88%, 1/15/22	68,600
795,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	233,315

		301,915

Azerbaijan — 0.68%
150,000	Republic of Azerbaijan International Bond, 3.50%, 9/1/32	124,200

Bahamas — 1.93%
400,000	Bahamas Government International Bond, 6.00%, 11/21/28	350,500

Colombia — 1.08%
200,000	Colombia Government International Bond, 3.88%, 4/25/27	195,800

Dominican Republic — 4.85%
350,000	Dominican Republic International Bond, 4.50%, 1/30/30	299,797
305,000	Dominican Republic International Bond, 5.50%, 1/27/25	288,663
100,000	Dominican Republic International Bond, 5.95%, 1/25/27	93,139
230,000	Dominican Republic International Bond, 6.40%, 6/5/49	198,479

		880,078

Ecuador — 0.91%
400,000	Ecuador Government International Bond, 7.88%, 1/23/28	110,800
200,000	Ecuador Government International Bond, 8.88%, 10/23/27	54,100

		164,900

Egypt — 1.89%
200,000	Egypt Government International Bond, 4.55%, 11/20/23	176,719
200,000	Egypt Government International Bond, 8.70%, 3/1/49	165,490

		342,209

El Salvador — 1.01%
150,000	El Salvador Government International Bond, 7.13%, 1/20/50	116,187
78,000	El Salvador Government International Bond, 7.65%, 6/15/35	66,154

		182,341

Ghana — 0.79%
200,000	Ghana Government International Bond, 7.63%, 5/16/29	142,934

Guatemala — 1.06%
200,000	Guatemala Government Bond, 4.90%, 6/1/30	192,125

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value

Indonesia — 1.12%
$ 200,000	Perusahaan Penerbit SBSN Indonesia III, 4.45%, 2/20/29	$202,751

Israel — 2.21%
200,000	Israel Government International Bond, 2.75%, 7/3/30	200,000
200,000	Israel Government International Bond, 3.88%, 7/3/50	200,000

		400,000

Kenya — 2.03%
200,000	Kenya Government International Bond, 7.00%, 5/22/27	184,546
200,000	Kenya Government International Bond, 8.00%, 5/22/32	183,783

		368,329

Lebanon — 0.56%
36,000	Lebanon Government International Bond, 5.80%, 4/14/20(b)	6,795
66,000	Lebanon Government International Bond, 6.00%, 1/27/23(b)	12,257
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(b)	15,755
106,000	Lebanon Government International Bond, GMTN, 6.15%, 6/19/20(b)	19,691
114,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(b)	21,006
36,000	Lebanon Government International Bond, 8.25%, 4/12/21(b)	6,795
126,000	Lebanon Government International Bond, 8.25%, 5/17/34(b)	18,900

		101,199

Mexico — 2.58%
265,000	Mexico Government International Bond, 4.50%, 4/22/29	270,337
200,000	Mexico Government International Bond, 4.50%, 1/31/50	197,197

		467,534

Mongolia — 1.35%
275,000	Mongolia Government International Bond, MTN, 5.13%, 12/5/22	244,577

Nigeria — 1.14%
300,000	Nigeria Government International Bond, 7.88%, 2/16/32	206,748

Pakistan — 0.91%
200,000	Pakistan Government International Bond, 6.88%, 12/5/27	164,602

Paraguay — 2.18%
400,000	Paraguay Government International Bond, 5.40%, 3/30/50	396,000

Qatar — 3.57%
550,000	Qatar Government International Bond, 4.82%, 3/14/49	646,527

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value

Romania — 0.41%
75,000(a)	Romanian Government International Bond, 3.38%, 1/28/50	$74,019

Russia — 6.23%
$ 200,000	Russian Foreign Bond - Eurobond, 4.25%, 6/23/27	209,707
200,000	Russian Foreign Bond - Eurobond, 4.38%, 3/21/29	214,052
400,000	Russian Foreign Bond - Eurobond, 5.10%, 3/28/35	461,238
200,000	Russian Foreign Bond - Eurobond, 5.63%, 4/4/42	244,210

		1,129,207

Saudi Arabia — 1.83%
360,000	Saudi Government International Bond, 3.75%, 1/21/55	331,489

Sri Lanka — 0.73%
200,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	133,182

Trinidad & Tobago — 1.99%
400,000	Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	361,800

Tunisia — 4.22%
100,000(a)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	90,065
400,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	315,950
400,000(a)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26	359,374

		765,389

Turkey — 0.94%
200,000	Turkey Government International Bond, 4.25%, 3/13/25	170,216

Ukraine — 3.66%
245,000	Ukraine Government International Bond, 0.00%, 5/31/40(c)	178,850
200,000	Ukraine Government International Bond, 7.75%, 9/1/23	186,678
125,000	Ukraine Government International Bond, 7.75%, 9/1/24	114,425
200,000	Ukraine Government International Bond, 7.75%, 9/1/26	183,067

		663,020

United Arab Emirates — 1.03%
200,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49	185,991

Uruguay — 1.64%
262,599	Uruguay Government International Bond, 4.98%, 4/20/55	296,737

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
Uzbekistan — 2.19%
$ 205,000	Republic of Uzbekistan Bond, 4.75%, 2/20/24	$200,572
200,000	Republic of Uzbekistan Bond, 5.38%, 2/20/29	196,238

		396,810

Venezuela — 0.16%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(b)	7,650
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(b)	6,642
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(b)	15,300

		29,592

Total Foreign Government Bonds		10,692,122

(Cost $12,556,166)

Corporate Bonds — 26.71%
Azerbaijan — 1.13%
200,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	204,040

Brazil — 1.55%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24	192,769
97,000	Petrobras Global Finance BV, 5.09%, 1/15/30(d)	88,027

		280,796

China — 5.01%
355,000	China Evergrande Group, 10.50%, 4/11/24	258,684
200,000	CNAC HK Finbridge Co. Ltd., 3.50%, 7/19/22	198,710
220,000	CNAC HK Finbridge Co. Ltd., 3.88%, 6/19/29	226,966
200,000	CNAC HK Finbridge Co. Ltd., 5.13%, 3/14/28	224,674

		909,034

Ecuador — 0.36%
133,334	Petroamazonas EP, 4.63%, 11/6/20	65,333

Indonesia — 2.84%
400,000	Pertamina Persero PT, 4.15%, 2/25/60(d)	333,171
200,000	Pertamina Persero PT, 4.70%, 7/30/49	181,931

		515,102

Israel — 1.09%
154,758	Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23(d)	151,083
50,242	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(d)	47,060

		198,143

Kazakhstan — 2.17%
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	195,929
200,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47	198,428

		394,357

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
Mexico — 7.06%
$ 200,000	Mexico City Airport Trust, 5.50%, 7/31/47	$171,900
200,000	Petroleos Mexicanos, 5.95%, 1/28/31(d)	137,520
86,000	Petroleos Mexicanos, 6.35%, 2/12/48	53,750
105,000	Petroleos Mexicanos, 6.50%, 3/13/27	77,711
200,000	Petroleos Mexicanos, 6.84%, 1/23/30	144,000
80,000	Petroleos Mexicanos, 6.95%, 1/28/60	53,000
436,000	Petroleos Mexicanos, 6.95%, 1/28/60(d)	288,850
2,500,000(e)	Petroleos Mexicanos, 7.19%, 9/12/24	82,611
393,000	Petroleos Mexicanos, 7.69%, 1/23/50	270,089

		1,279,431

Peru — 1.04%
200,000	Lima Metro Line 2 Finance Ltd., 4.35%, 4/5/36	189,083

South Africa — 0.97%
205,000	Eskom Holdings SOC Ltd., MTN, 6.35%, 8/10/28	175,125

Trinidad & Tobago — 0.98%
200,000	Trinidad Generation UnLtd, 5.25%, 11/4/27	177,000

United Arab Emirates — 1.58%
310,000	MDGH - GMTN BV, 3.70%, 11/7/49	286,005

United States — 0.64%
200,000	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(f)	116,000

Venezuela — 0.29%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(b)	12,151
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20	40,625
		52,776

Total Corporate Bonds		4,842,225

(Cost $6,085,937)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value

Investment Company — 13.72%
2,488,119	U.S. Government Money Market Fund, RBC Institutional Class 1 (g)	$2,488,119

Total Investment Company		2,488,119

(Cost $2,488,119)

Total Investments		$18,022,466
(Cost $21,130,222)(h) — 99.41%

Other assets in excess of liabilities — 0.59%		106,687

NET ASSETS — 100.00%		$18,129,153

(a)	Principal amount denoted in Euros.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(f)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(g)	Affiliated investment.

(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2020 (Unaudited)

Foreign currency exchange contracts as of March 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	200,000	BRL	854,980	Citibank N.A.	5/5/20	$ 35,851
USD	207,816	BRL	932,638	Citibank N.A.	5/5/20	28,758
EUR	39,000	USD	42,676	Citibank N.A.	5/14/20	412
EUR	200,000	USD	218,075	Citibank N.A.	5/14/20	2,890
EUR	100,000	USD	108,682	Citibank N.A.	5/14/20	1,800
EUR	51,000	USD	55,295	Citibank N.A.	5/14/20	1,051
ILS	732,794	USD	200,000	Citibank N.A.	5/14/20	7,295
USD	109,358	IDR	1,565,960,000	Citibank N.A.	5/14/20	13,914
USD	110,000	IDR	1,558,920,000	Citibank N.A.	5/14/20	14,985
USD	126,600	INR	9,548,666	Citibank N.A.	5/14/20	1,702
USD	200,704	INR	14,851,002	Citibank N.A.	5/14/20	6,450
USD	100,000	INR	7,279,900	Citibank N.A.	5/14/20	4,777
USD	110,000	MXN	2,132,139	Citibank N.A.	5/14/20	20,713
USD	55,000	MXN	1,098,943	Citibank N.A.	5/14/20	8,980
USD	55,000	MXN	1,098,431	Citibank N.A.	5/14/20	9,001
USD	200,000	MXN	3,903,699	Citibank N.A.	5/14/20	36,526
USD	233,654	PHP	11,949,058	Citibank N.A.	5/14/20	1,140
USD	216,346	PHP	11,068,269	Citibank N.A.	5/14/20	971
USD	115,000	RUB	7,754,019	Citibank N.A.	5/14/20	16,320
USD	300,000	RUB	20,257,069	Citibank N.A.	5/14/20	42,203
USD	2,508	RUB	196,279	Citibank N.A.	5/14/20	10
USD	678,195	OMR	263,275	HSBC Bank Plc	10/28/20	10,212
						$ 265,961

BRL	1,787,618	USD	422,560	Citibank N.A.	5/5/20	$ (79,353)
EUR	48,000	USD	53,305	Citibank N.A.	5/14/20	(274)
EUR	80,000	USD	90,701	Citibank N.A.	5/14/20	(2,315)
IDR	3,124,880,000	USD	226,507	Citibank N.A.	5/14/20	(36,049)
INR	13,726,476	USD	188,696	Citibank N.A.	5/14/20	(9,151)
INR	2,058,292	USD	28,304	Citibank N.A.	5/14/20	(1,381)
INR	15,756,373	USD	218,993	Citibank N.A.	5/14/20	(12,897)
INR	138,427	USD	1,820	Citibank N.A.	5/14/20	(9)
MXN	5,889,000	USD	312,190	Citibank N.A.	5/14/20	(65,578)
PHP	6,934,091	USD	136,364	Citibank N.A.	5/14/20	(1,435)
PHP	9,146,418	USD	179,884	Citibank N.A.	5/14/20	(1,906)
PHP	6,936,818	USD	136,364	Citibank N.A.	5/14/20	(1,382)
RUB	7,099,748	USD	110,000	Citibank N.A.	5/14/20	(19,646)
RUB	5,190,757	USD	80,836	Citibank N.A.	5/14/20	(14,777)
RUB	15,916,862	USD	247,507	Citibank N.A.	5/14/20	(44,944)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2020 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,340,406	EUR	1,230,000	Citibank N.A.	5/14/20	$ (18,524)
USD	206,881	ILS	732,794	Citibank N.A.	5/14/20	(414)
						$(310,035)

Total						$ (44,074)

Interest rate swaps as of March 31, 2020:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
6.33%	MXN-GSLDN	Expiration	Citigroup Global Markets Inc.	5/8/25	MXN 2,192	$189
3.13%	CLP-GSLDN	Expiration	Citigroup Global Markets Inc.	5/14/30	CLP 195,979	(7,489)
4.24%	COP-CSINTLN	Expiration	Citigroup Global Markets Inc.	5/14/25	COP 591,740	(2,979)

						$(10,468)

Total						$(10,279)

Credit default swaps buy protection as of March 31, 2020:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Eskom Holdings SOC Ltd.	Quarterly	Barclays Bank Plc	12/20/20	USD	84	$978	$3,672	$4,650
1.00%	Eskom Holdings SOC Ltd.	Quarterly	Barclays Bank Plc	12/20/20	USD	71	654	3,277	3,931
1.00%	Eskom Holdings SOC Ltd.	Quarterly	Barclays Bank Plc	12/20/20	USD	70	644	3,231	3,875
5.00%	Argentina Government International Bond	Quarterly	Morgan Stanley & Co. International Plc	12/20/24	USD	39	21,419	7,294	28,713

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2020 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank Plc	12/20/24	USD	58	31,004	11,697	42,702
5.00%	Argentina Government International Bond	Quarterly	BNP Paribas Securities Corp.	12/20/24	USD	19	10,362	3,627	13,989
5.00%	Argentina Government International Bond	Quarterly	Citibank N.A.	12/20/24	USD	21	11,533	3,928	15,461
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank Plc	12/20/24	USD	18	9,924	3,328	13,252
5.00%	Argentina Government International Bond	Quarterly	JP Morgan Chase Bank	12/20/24	USD	35	19,256	6,513	25,768
1.00%	Lebanon Government International Bond	Quarterly	Barclays Bank Plc	6/20/20	USD	36	10,602	20,149	30,751
1.00%	Lebanon Government International Bond	Quarterly	Barclays Bank Plc	6/20/20	USD	36	10,885	19,866	30,751
5.00%	Argentina Government International Bond	Quarterly	JP Morgan Chase Bank	12/20/24	USD	9	5,257	1,369	6,626
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank Plc	12/20/24	USD	17	9,888	2,628	12,516
5.00%	Argentina Government International Bond	Quarterly	Citigroup Global Markets Ltd.	12/20/24	USD	17	9,929	2,587	12,516
1.00%	Lebanon Government International Bond	Quarterly	Merrill Lynch	12/20/24	USD	58	40,507	9,037	49,543
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank Plc	12/20/24	USD	125	73,160	18,870	92,029

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2020 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank Plc	6/20/25	USD	1,476	132,309	(33,902)	98,408
1.00%	Malaysia Government International Bond	Quarterly	BNP Paribas Securities Corp.	6/20/25	USD	210	9,612	(8,184)	1,428
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Ltd.	12/20/24	USD	145	27,095	(1,472)	25,623
1.00%	SOAF Government International Bond	Quarterly	JP Morgan Chase Bank	6/20/25	USD	600	84,298	1,815	86,114

Total							$519,316	$79,330	$598,646

Credit default swaps sell protection as of March 31, 2020:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount (000)(a)		Premium Paid/ (Received)	Unreal. App. (Dep.)	Value
1.00%	Lebanon Government International Bond	Quarterly	Barclays Bank Plc	12/20/20	126.166	USD	9	$(3,598)	$(4,090)	$(7,688)
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank Plc	12/20/20	4.387	USD	17	(8,113)	(3,697)	(11,810)
1.00%	Colombia Government International Bond	Quarterly	Barclays Bank Plc	6/20/25	.027	USD	240	(30,170)	12,778	(17,392)
5.00%	Argentina Government International Bond	Quarterly	Citibank N.A.	12/20/20	4.387	USD	17	(8,221)	(3,589)	(11,810)
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Ltd.	6/20/25	.0605	USD	1,035	(211,439)	9,428	(202,010)
1.00%	Russian Foreign Bond - Eurobond	Quarterly	Citigroup Global Markets Ltd.	6/20/25	.0178	USD	200	(15,089)	6,027	(9,062)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2020 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount (000)(a)		Premium Paid/ (Received)	Unreal. App. (Dep.)	Value
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Inc.	12/20/24	.0604	USD	145	$(13,949)	$(11,673)	$(25,623)
1.00%	Markit CDX Emerging Markets Index, Series 33	Quarterly	Citigroup Global Markets Inc.	6/20/25	.0367	USD	195	(23,750)	1,380	(22,370)
1.00%	Markit CDX Emerging Markets Index, Series 33	Quarterly	Citigroup Global Markets Inc.	6/20/25	.0367	USD	800	(89,013)	(2,762)	(91,775)
1.00%	Markit CDX Emerging Markets Index, Series 33	Quarterly	Citigroup Global Markets Inc.	6/20/25	.0367	USD	180	(21,859)	1,209	(20,649)
1.00%	Turkey Government International Bond	Quarterly	HSBC Securities	6/20/25	.0605	USD	180	(37,435)	2,303	(35,132)
5.00%	Argentina Government International Bond	Quarterly	JP Morgan Chase Bank	12/20/20	4.387	USD	9	(4,371)	(1,881)	(6,252)

Total								$(467,007)	$5,433	$(461,573)

*

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2020 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

MTN - Medium Term Note

MXN - Mexican Peso

OMR - Omani Rial

PHP - Philippine Peso

RUB - Russian Ruble

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	58.98%
Energy	14.48%
Basic Materials	3.58%
Utilities	3.01%
Financial	3.01%
Industrial	2.63%
Other*	14.31%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund

March 31, 2020 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 42.26%
Australia — 2.50%
950,000(a)	Australia Government Bond, 5.50%, 4/21/23	$677,357

Canada — 1.87%
147,000(a)	Canadian Government Bond, 5.00%, 6/1/37	167,080
300,000(a)	Canadian Government Bond, 5.75%, 6/1/33	339,702

		506,782

Germany — 7.24%
880,000(b)	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29	1,038,947
169,000(b)	Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48	252,865
323,000(b)	Bundesrepublik Deutschland Bundesanleihe, 4.25%, 7/4/39	667,399

		1,959,211

Greece — 3.36%
590,000(b)	Hellenic Republic Government Bond, 4.20%, 1/30/42	908,803

Italy — 2.05%
384,000(b)	Italy Buoni Poliennali Del Tesoro, 3.00%, 8/1/29	479,896
51,000(b)	Italy Buoni Poliennali Del Tesoro, 3.85%, 9/1/49(c)	73,063

		552,959

Japan — 16.64%
101,200,000(a)	Japan Government Ten Year Bond, 0.10%, 9/20/28	954,426
107,500,000(a)	Japan Government Ten Year Bond, 0.40%, 3/20/25	1,025,894
90,400,000(a)	Japan Government Ten Year Bond, 0.80%, 12/20/22	862,208
52,400,000(a)	Japan Government Thirty Year Bond, 0.80%, 12/20/47	537,873
64,200,000(a)	Japan Government Twenty Year Bond, 0.40%, 3/20/36	607,266
46,650,000(a)	Japan Government Twenty Year Bond, 1.60%, 12/20/33	514,863

		4,502,530

Mexico — 0.57%
159,000(a)	Mexico Government International Bond, 4.00%, 3/15/15	153,725

New Zealand — 0.49%
200,000(a)	New Zealand Government Bond, 2.75%, 4/15/25	131,364

Tunisia — 3.46%
$ 400,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	315,950
690,000(a)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26	619,919

		935,869

United Kingdom — 4.04%
240,000(a)	United Kingdom Gilt, 1.75%, 1/22/49	368,676
400,000(a)	United Kingdom Gilt, 4.75%, 12/7/30	724,883

		1,093,559

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
Venezuela — 0.04%
$ 121,000	Venezuela Government International Bond, 8.25%, 10/13/24(d)	$10,890

Total Foreign Government Bonds		11,433,049

(Cost $11,720,270)

U.S. Treasury Obligations — 19.44%
United States — 19.44%
395,000	U.S. Treasury Bonds, 3.63%, 8/15/43	577,255
2,000,000	U.S. Treasury Notes, 1.50%, 9/30/21	2,037,344
1,000,000	U.S. Treasury Notes, 1.50%, 9/15/22	1,030,000
1,500,000	U.S. Treasury Notes, 1.50%, 2/15/30	1,614,844

		5,259,443

Total U.S. Treasury Obligations		5,259,443

(Cost $4,993,360)

Corporate Bonds — 15.33%
France — 2.48%
600,000(b)	Electricite de France SA, (12 Year EUR Swap + 3.043%), EMTN, 5.00%, (e),(f),(g)	670,323

Spain — 5.23%
700,000(b)	Abertis Infraestructuras SA, EMTN, 3.00%, 3/27/31	730,453
600,000(b)	Bankia SA, (5 Year EUR Swap + 5.819%), 6.00%, (e),(f),(g)	504,170
200,000(b)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, (e),(f),(g)	179,106

		1,413,729

United States — 7.52%
400,000	Broadcom, Inc., 4.25%, 4/15/26(c)	395,411
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47	1,094,360
384,000	Enable Midstream Partners LP, 4.40%, 3/15/27	190,780
400,000	Vistra Operations Co. LLC, 4.30%, 7/15/29(c)	355,446

		2,035,997

Venezuela — 0.10%
172,500	Petroleos de Venezuela SA, 8.50%, 10/27/20	26,953

Total Corporate Bonds		4,147,002

(Cost $5,004,003)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value

U.S. Government Agency Backed Mortgages — 9.50%
United States — 9.50%
$1,160,713	Freddie Mac, Pool #RA1353, 3.00%, 9/1/49	$1,219,121
1,276,633	Ginnie Mae, Pool #MA6153, 3.00%, 9/20/49	1,351,655

		2,570,776

Total U.S. Government Agency Backed Mortgages		2,570,776

(Cost $2,484,278)
Investment Company — 6.23%
1,686,124	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	1,686,124

Total Investment Company		1,686,124

(Cost $1,686,124)

Total Investments		$25,096,394
(Cost $25,888,035)(i) — 92.76%

Other assets in excess of liabilities — 7.24%		1,959,865

NET ASSETS — 100.00%		$27,056,259

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Perpetual security with no stated maturity date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2020.
(h)	Affiliated investment.
(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

March 31, 2020 (Unaudited)

Foreign currency exchange contracts as of March 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	900,000	USD	980,646	Citibank N.A.	5/14/20	$13,693
EUR	206,000	USD	223,103	Citibank N.A.	5/14/20	4,491
GBP	44,000	USD	51,914	Citibank N.A.	5/14/20	2,788
JPY	6,639,000	USD	60,902	Citibank N.A.	5/14/20	971
USD	762,047	AUD	1,130,000	Citibank N.A.	5/14/20	66,853
USD	1,055,804	CAD	1,400,000	Citibank N.A.	5/14/20	60,533
USD	338,236	EUR	306,000	Citibank N.A.	5/14/20	161
USD	261,151	GBP	200,000	Citibank N.A.	5/14/20	12,506
USD	26,182	GBP	20,000	Citibank N.A.	5/14/20	1,317
USD	259,020	GBP	200,000	Citibank N.A.	5/14/20	10,374
USD	773,612	GBP	600,000	Citibank N.A.	5/14/20	27,675
USD	141,300	NZD	219,000	Citibank N.A.	5/14/20	10,667

						$212,029

CAD	500,000	USD	374,733	Citibank N.A.	5/14/20	$(19,279)
EUR	150,000	USD	170,957	Citibank N.A.	5/14/20	(5,235)
EUR	391,000	USD	434,148	Citibank N.A.	5/14/20	(2,163)
EUR	310,000	USD	342,699	Citibank N.A.	5/14/20	(204)
USD	8,378,287	EUR	7,680,900	Citibank N.A.	5/14/20	(107,733)
USD	135,469	EUR	125,000	Citibank N.A.	5/14/20	(2,634)
USD	92,138	EUR	86,000	Citibank N.A.	5/14/20	(2,877)
USD	75,573	GBP	61,000	Citibank N.A.	5/14/20	(264)
USD	4,510,103	JPY	492,544,000	Citibank N.A.	5/14/20	(80,217)

						$(220,606)

Total						$(8,577)

Financial futures contracts as of March 31, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	5	June 2020	$(9,047)	EUR	$951,307	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Note	3	June 2020	1,494	USD	416,063	Credit Suisse Securities (USA) LLC

Total			$(7,553)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

March 31, 2020 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
30 Year Euro-Buxl Bund	1	June 2020	$7,134	EUR	$231,499	Credit Suisse Securities (USA) LLC

Total			$7,134

Abbreviations used are defined below:

AUD - Australian Dollar

CAD - Canadian Dollar

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	42.26%
Government	19.44%
Financial	12.03%
Communications	4.04%
Utilities	3.79%
Consumer, Non-cyclical	2.70%
Technology	1.46%
Energy	0.81%
Other*	13.47%
100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

March 31, 2020 (Unaudited)

Principal Amount		Value
Corporate Bonds — 90.48%
Australia — 0.39%
$ 143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	$ 74,358
181,625	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	146,662

		221,020

Canada — 5.65%
930,000	1011778 BC ULC / New Red Finance, Inc., 4.38%, 1/15/28(a)	863,040
175,000	Bombardier, Inc., 6.13%, 1/15/23(a)	123,309
275,000	Bombardier, Inc., 8.75%, 12/1/21(a)	228,937
408,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.88%, 2/15/30(a)	309,958
476,000	Cascades, Inc./Cascades USA, Inc., 5.13%, 1/15/26(a)	460,530
200,000	Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)	189,125
401,000	Parkland Fuel Corp., 5.88%, 7/15/27(a)	370,925
413,000	Telesat Canada / Telesat LLC, 4.88%, 6/1/27(a)	394,332
290,000	Telesat Canada / Telesat LLC, 6.50%, 10/15/27(a)	278,264

		3,218,420

Cayman Islands — 1.35%
1,196,000	Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24(a)	770,224

France — 1.68%
201,000	Altice France SA/France, 8.13%, 2/1/27(a)	209,548
245,000(d)	Banijay Entertainment SASU, 3.50%, 3/1/25(a)	241,289
200,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	186,000
372,000(d)	Banijay Group SAS, 6.50%, 3/1/26(a)	320,277

		957,114

Italy — 2.14%
503,000	F-Brasile SpA / F-Brasile US LLC, Series XR, 7.38%, 8/15/26(a)	476,140
300,000	Intesa Sanpaolo SpA, 7.70%, (a),(e),(f)	251,837
300,000	UniCredit SpA, 5.86%, 6/19/32(a),(e)	285,804
220,000	UniCredit SpA, 7.30%, 4/2/34(a),(e)	208,771

		1,222,552

Luxembourg — 3.42%
423,000	Altice Financing SA, 5.00%, 1/15/28(a)	378,340
270,000	Altice Finco SA, 7.63%, 2/15/25(a)	259,200
441,000	Altice France Holding SA, 6.00%, 2/15/28(a)	379,260
562,000	Altice France Holding SA, 10.50%, 5/15/27(a)	592,910
264,000(d)	Summer BC Holdco B SARL, 5.75%, 10/31/26	242,272
105,000(d)	Ypso Finance Bis SA, 4.00%, 2/15/28(a)	96,013

		1,947,995

Netherlands — 1.72%
600,000	UPC Holding BV, 5.50%, 1/15/28(a)	567,660
205,000	Ziggo Bond Co. BV, 5.13%, 2/28/30(a)	195,539
220,000	Ziggo BV, 4.88%, 1/15/30(a)	218,350

		981,549

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
Singapore — 1.10%
$ 687,000	Avation Capital SA, MTN, 6.50%, 5/15/21(a)	$ 629,223

Spain — 0.20%
160,000(d)	Haya Finance 2017 SA, 5.25%, 11/15/22	113,819

Switzerland — 1.28%
450,000	Credit Suisse Group AG, 4.19%, 4/1/31(a),(e)	455,962
300,000	Credit Suisse Group AG, 7.25%, (e),(f)	272,885

		728,847

United Arab Emirates — 0.88%
513,000	DAE Funding LLC, 4.00%, 8/1/20(a)	502,650

United States — 70.67%
400,000	Adient Global Holdings Ltd., 4.88%, 8/15/26(a)	276,000
595,000	Adient US LLC, 7.00%, 5/15/26(a)	550,508
530,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27(a)	472,553
305,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 4.63%, 1/15/27(a)	303,357
152,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 4.88%, 2/15/30(a)	151,733
239,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 7.50%, 3/15/26(a)	257,864
146,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 5.75%, 3/15/25	147,501
575,000	Allison Transmission, Inc., 5.00%, 10/1/24(a)	555,257
109,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28(a)	93,068
107,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30(a)	91,557
296,000	ASGN, Inc., 4.63%, 5/15/28(a)	277,842
310,000	Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	324,150
179,000	Bausch Health Cos., Inc., 5.00%, 1/30/28(a)	169,459
632,000	Bausch Health Cos., Inc., 5.25%, 1/30/30(a)	597,240
600,000	Bausch Health Cos., Inc., 6.50%, 3/15/22(a)	606,000
541,000	Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	489,088
762,000	Berry Global, Inc., 5.13%, 7/15/23	764,642
184,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 5/15/26(a)	149,239
309,000	Builders FirstSource, Inc., 5.00%, 3/1/30(a)	281,666
512,000	Calpine Corp., 4.50%, 2/15/28(a)	495,981
395,000	Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24(a)	359,976
274,000	Carriage Services, Inc., 6.63%, 6/1/26(a)	269,249
482,000	Carvana Co., 8.88%, 10/1/23(a)	460,489
804,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	800,578
400,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	402,988

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$292,000	Centene Corp., 4.25%, 12/15/27(a)	$286,185
675,000	CenturyLink, Inc., 4.00%, 2/15/27(a)	654,646
860,000	CenturyLink, Inc., Series V, 5.63%, 4/1/20	860,000
213,000	CenturyLink, Inc., Series S, 6.45%, 6/15/21	216,195
500,000	Cheniere Energy Partners LP, 4.50%, 10/1/29(a)	431,917
100,000	Citigroup, Inc., 4.41%, 3/31/31(e)	109,831
310,000	Citigroup, Inc., 5.32%, 3/26/41(e)	389,606
296,000	Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27(a)	283,484
403,000	Clearway Energy Operating LLC, 4.75%, 3/15/28(a)	375,024
313,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26(a)	278,798
571,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	579,127
867,000	CSC Holdings LLC, 10.88%, 10/15/25(a)	937,444
467,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	374,021
934,000	Dell International LLC / EMC Corp., 5.88%, 6/15/21(a)	934,185
588,000	DISH DBS Corp., 5.88%, 7/15/22	577,742
134,000	EMC Corp., 2.65%, 6/1/20	133,168
299,000	Encompass Health Corp., 4.50%, 2/1/28	293,069
184,000	Encompass Health Corp., 4.75%, 2/1/30	178,717
305,000	Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(a)	301,584
303,000	Frontier Communications Corp., 8.00%, 4/1/27(a)	298,785
301,000	Frontier Communications Corp., 8.50%, 4/1/26(a)	279,916
607,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	453,304
418,000	Gray Television, Inc., 7.00%, 5/15/27(a)	415,652
525,000	HCA, Inc., 3.50%, 9/1/30	477,806
296,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	275,496
383,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.50%, 8/15/21(a)	359,485
646,000	Iron Mountain, Inc., 4.38%, 6/1/21(a)	648,274
604,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 3.470%), Series I, 5.24%, (f),(g)	541,386
648,000	KB Home, 4.80%, 11/15/29	551,639
529,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	525,732
646,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	637,049
283,000	Level 3 Financing, Inc., 4.63%, 9/15/27(a)	282,958
162,000	LifePoint Health, Inc., 4.38%, 2/15/27(a)	154,476
315,000	Lithia Motors, Inc., 4.63%, 12/15/27(a)	283,532
170,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	142,679
600,000	Netflix, Inc., 5.38%, 2/1/21	606,433
404,000	Nexstar Escrow, Inc., 5.63%, 7/15/27(a)	394,848
468,000	Novelis Corp., 4.75%, 1/30/30(a)	419,573
545,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 3/15/30(a)	488,044
600,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.25%, 5/15/26(a)	564,900
873,000	Post Holdings, Inc., 5.50%, 12/15/29(a)	906,585
266,000	Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	224,354
484,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	464,003
582,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	464,959

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 306,000	SBA Communications Corp., 3.88%, 2/15/27(a)	$ 307,062
128,000	Scientific Games International, Inc., 7.00%, 5/15/28(a)	80,314
337,000	Scientific Games International, Inc., 8.25%, 3/15/26(a)	215,828
457,000	Sealed Air Corp., 4.00%, 12/1/27(a)	424,932
269,000	Service Corp. International, 5.13%, 6/1/29	273,454
463,000	Silgan Holdings, Inc., 4.13%, 2/1/28(a)	432,102
200,000	Sinclair Television Group, Inc., 5.63%, 8/1/24(a)	184,231
883,000	Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	879,735
275,000	Springleaf Finance Corp., 5.38%, 11/15/29	251,858
350,000	Springleaf Finance Corp., 6.88%, 3/15/25	352,937
50,000	Springleaf Finance Corp., 7.13%, 3/15/26	48,752
844,000	Springleaf Finance Corp., 8.25%, 12/15/20	845,516
382,000	Sprint Communications, Inc., 11.50%, 11/15/21	421,692
130,000	Sprint Corp., 7.25%, 9/15/21	134,069
232,000	Sprint Corp., 7.63%, 3/1/26	262,677
1,160,000	TEGNA, Inc., 5.00%, 9/15/29(a)	1,048,617
550,000	Tenet Healthcare Corp., 8.13%, 4/1/22	524,250
563,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)	475,735
650,000	Tesla, Inc., 5.30%, 8/15/25(a)	608,678
1,000,000	T-Mobile USA, Inc., 6.00%, 3/1/23	1,005,355
469,000	TransDigm, Inc., 5.50%, 11/15/27(a)	421,491
434,000	TransDigm, Inc., 6.25%, 3/15/26(a)	432,467
320,000	United Parcel Service, Inc., 4.45%, 4/1/30	362,088
290,000	United Rentals North America, Inc., 3.88%, 11/15/27	274,497
215,000	United Rentals North America, Inc., 5.25%, 1/15/30	214,868
351,000	Verscend Escrow Corp., 9.75%, 8/15/26(a)	350,791
195,000	ViaSat, Inc., 5.63%, 4/15/27(a)	196,412
326,000	Viper Energy Partners LP, 5.38%, 11/1/27(a)	272,233
628,000	Wand Merger Corp., 9.13%, 7/15/26(a)	570,314

		40,277,551

Total Corporate Bonds		51,570,964

(Cost $54,928,197)

Bank Loans — 0.48%
United States — 0.48%
367,341	Granite US Holdings Corp., (3-month LIBOR + 1.80%), 5.25%, 9/30/26(h)	257,139
15,981	Vertellus Holdings LLC , 2nd Lien Term Loan, (LIBOR 1-Month + 12.000%), 12.00%, 10/29/21(b),(c),(g)	15,757

		272,896

Total Bank Loans		272,896

(Cost $367,630)

Shares
Common Stocks — 0.12%
Australia — 0.09%
70,137	Quintis Ltd.(b),(c)	49,797

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
United States — 0.03%
12,785	Valencia Bidco LLC(b),(c)	$ 17,132

Total Common Stocks		66,929

(Cost $20,834)

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	3

Total Rights/Warrants		3

(Cost $0)

Investment Company — 3.66%
2,088,660	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	2,088,660

Total Investment Company		2,088,660

(Cost $2,088,660)

Total Investments		$53,999,452
(Cost $57,405,321)(j) — 94.74%

Other assets in excess of liabilities — 5.26%		2,997,707

NET ASSETS — 100.00%		$56,997,159

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Principal amount denoted in Euros.

(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Perpetual security with no stated maturity date.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2020.

(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Affiliated investment.

(j)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2020 (Unaudited)

Foreign currency exchange contracts as of March 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	162,000	USD	176,308	Citibank N.A.	5/14/20	$2,673
USD	528,645	GBP	405,000	Citibank N.A.	5/14/20	25,137

						$27,810

USD	1,654,525	EUR	1,518,000	Citibank N.A.	5/14/20	$(22,594)

Total						$5,216

Financial futures contracts as of March 31, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Ten Year U.S. Treasury Note	9	June 2020	$2,653	USD	$1,248,188	Citigroup Global Markets Inc.

Total			$2,653

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year U.S. Treasury Bond	2	June 2020	$(12,699)	USD	$358,125	Citigroup Global Markets Inc.

Total			$(12,699)

Abbreviations used are defined below:

EUR - Euro

GBP - United Kingdom Pound Sterling

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2020 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Communications	28.91%
Financial	16.14%
Consumer, Non-cyclical	15.19%
Consumer, Cyclical	11.93%
Industrial	10.23%
Energy	2.69%
Basic Materials	2.59%
Technology	1.87%
Utilities	1.53%
Other*	8.92%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay Global Bond Fund	RBC BlueBay High Yield Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $18,642,103, $24,201,911 and $55,316,661, respectively)	$15,534,347	$23,410,270	$51,910,792
Affiliated investments (cost $2,488,119, $1,686,124 and $2,088,660, respectively)	2,488,119	1,686,124	2,088,660
Cash	—	3,168	33,921
Cash at broker for financial future contracts	11,783	39,233	90,146
Segregated cash for swap contracts	303,884	—	—
Cash at broker for forward foreign currency exchange contracts	47,453	809,985	49
Foreign currency, at value (cost $214,796, $904,429 and $1,010,247, respectively)	216,230	886,725	1,001,584
Interest and dividend receivable	268,579	188,607	863,206
Receivable from advisor	8,620	15,376	—
Receivable for capital shares issued	—	—	389,429
Receivable for investments sold	89,022	—	2,085,100
Credit default swaps at value (premiums paid $519,316, $0 and $0, respectively)	598,646	—	—
Unrealized appreciation on futures contracts	—	8,628	2,653
Unrealized appreciation on interest rate swaps contracts	189	—	—
Unrealized appreciation on forward foreign currency exchange contracts	265,961	212,029	27,810
Prepaid expenses and other assets	43,901	63,981	45,096

Total Assets	19,876,734	27,324,126	58,538,446

Liabilities:
Cash overdraft	290,841	—	—
Foreign withholding tax payable	4,274	4,273	4,351
Payable for capital shares redeemed	—	—	236
Payable for investments purchased	636,061	—	1,465,112
Credit default swaps at value (premiums received $467,007, $0 and $0, respectively)	461,573	—	—
Unrealized depreciation on forward foreign currency exchange contracts	310,035	220,606	22,594
Unrealized depreciation on interest rate swaps contracts	10,468	—	—
Unrealized depreciation on futures contracts	—	9,047	12,699
Accrued expenses and other payables:
Investment advisory fees	—	—	1,115
Accounting fees	3,605	3,639	3,765
Audit fees	18,322	18,147	19,674
Trustees’ fees	137	808	76
Distribution fees	—	4	140
Shareholder reports	9,277	6,193	4,005

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2020 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay Global Bond Fund		RBC BlueBay High Yield Bond Fund
Transfer agent fees	$501	$1,533			$—
Other	2,487	3,617			7,520

Total Liabilities	1,747,581	267,867			1,541,287

Net Assets	$18,129,153	$27,056,259			$56,997,159

Net Assets Consists of:
Capital	$27,136,734	$28,072,528			$60,865,541
Accumulated earnings	(9,007,581)	(1,016,269)			(3,868,382)

Net Assets	$18,129,153	$27,056,259			$56,997,159

Net Assets
Class A	5,951	9,653			782,443
Class I	18,112,836	27,035,404			56,214,716
Class R6	10,366	11,202			N/A

Total	$18,129,153	$27,056,259			$56,997,159

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	722	1,035			81,981
Class I	2,172,786	2,902,420			5,849,855
Class R6	1,238	1,203			N/A

Total	2,174,746	2,904,658			5,931,836

Net Asset Values and Redemption Prices Per Share:
Class A	$8.25 (a)	$9.32	(b)		$9.54

Class I	$8.34	$9.31			$9.61

Class R6	$8.37	$9.32	(c)	$	N/A

Maximum Offering Price Per Share:
Class A	$8.62	$9.73			$9.96

Maximum Sales Charge - Class A	4.25%	4.25%			4.25%

(a)	Net asset value (“NAV”) is calculated using unrounded net assets of $5,951.37 divided by unrounded shares outstanding of 721.774.

(b)	Net asset value (“NAV”) is calculated using unrounded net assets of $9,653.40 divided by unrounded shares outstanding of 1,035.338.

(c)	Net asset value (“NAV”) is calculated using unrounded net assets of $11,202.29 divided by unrounded shares outstanding of 1,202.459.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay Global Bond Fund	RBC BlueBay High Yield Bond Fund
Investment Income:
Interest income	$656,448	$302,265	$1,463,677
Dividend income - affiliated	4,369	10,372	24,809
Foreign tax withholding	—	1	—

Total Investment Income	660,817	312,638	1,488,486
Expenses:
Investment advisory fees	79,813	65,705	201,093
Distribution fees–Class A	27	4	1,015
Accounting fees	23,818	26,460	31,397
Audit fees	16,437	21,044	17,651
Custodian fees	45,026	62,365	40,700
Insurance fees	2,001	1,999	2,001
Legal fees	522	33,408	1
Registrations and filing fees	27,896	16,200	20,853
Shareholder reports	16,986	27,468	21,897
Transfer agent fees–Class A	1,960	—	2,927
Transfer agent fees–Class I	2,956	2,079	7,429
Transfer agent fees–Class R6	1,919	1,919	—
Trustees’ fees and expenses	909	1,956	2,043
Tax expense	2,157	2,156	2,087
Other fees	2,725	4,118	2,623

Total expenses before fee waiver/reimbursement	225,152	266,881	353,717
Expenses waived/reimbursed by:
Advisor	(132,546)	(190,954)	(188,956)

Net expenses	92,606	75,927	164,761

Net Investment Income	568,211	236,711	1,323,725

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(289,420)	(95,698)	(107,128)
Foreign currency transactions	(9,805)	47,273	27,270
Foreign currency exchange contracts	18,503	79,911	—
Futures contracts	(76,940)	15,728	(6,462)
Swap agreements	(34,689)	—	156,133

Net realized gains/(losses)	(392,351)	47,214	69,813
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,379,878)	(888,457)	(5,049,389)
Foreign currency	3,855	(83,561)	3,976
Foreign currency exchange contracts	(22,028)	17,394	(13,170)
Futures contracts	(6,957)	(419)	(17,999)
Swap agreements	79,030	—	(51,253)

Net unrealized losses	(3,325,978)	(955,043)	(5,127,835)

FINANCIAL STATEMENTS

Statements of Operation (cont.)

For the Six Months Ended March 31, 2020 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay Global Bond Fund	RBC BlueBay High Yield Bond Fund
Change in net assets resulting from operations	$(3,150,118)	$(671,118)	$(3,734,297)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Debt Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities
Operations:
Net investment income	$568,211	$1,226,815
Net realized gains/(losses) from investments, foreign currency, written options, futures contracts and swap contracts transactions	(392,351)	617,685
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, written options, futures contracts and swap contracts	(3,325,978)	504,322

Change in net assets resulting from operations	(3,150,118)	2,348,822

Distributions to Shareholders:
Class A	(938)	(1,059)
Class I	(953,650)	(1,230,093)
Class R6	(544)	(626)

Change in net assets resulting from shareholder distributions	(955,132)	(1,231,778)

Capital Transactions:
Proceeds from shares issued	21,600	588,298
Distributions reinvested	944,152	1,218,446
Cost of shares redeemed	(294,133)	(5,342,801)

Change in net assets resulting from capital transactions	671,619	(3,536,057)

Net decrease in net assets	(3,433,631)	(2,419,013)
Net Assets:
Beginning of period	21,562,784	23,981,797

End of period	$18,129,153	$21,562,784

Share Transactions:
Issued	2,135	61,712
Reinvested	94,602	127,066
Redeemed	(29,354)	(551,225)

Change in shares resulting from capital transactions	67,383	(362,447)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Global Bond Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities
Operations:
Net investment income	$236,711	$2,503,336
Net realized gains from investments, foreign currency, written options, futures contracts and swap contracts transactions	47,214	1,086,527
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, written options, futures contracts and swap contracts	(955,043)	2,728,915

Change in net assets resulting from operations	(671,118)	6,318,778

Distributions to Shareholders:
Class A	(74)	—
Class I	(1,524,330)	(3,784,196)
Class R6	(632)	(557)

Change in net assets resulting from shareholder distributions	(1,525,036)	(3,784,753)

Capital Transactions:
Proceeds from shares issued	14,331	865,691
Distributions reinvested	1,525,037	3,777,753
Cost of shares redeemed	(25,001,590)	(26,754,094)

Change in net assets resulting from capital transactions	(23,462,222)	(22,110,650)

Net decrease in net assets	(25,658,376)	(19,576,625)
Net Assets:
Beginning of period	52,714,635	72,291,260

End of period	$27,056,259	$52,714,635

Share Transactions:
Issued	1,086	89,971
Reinvested	157,160	407,479
Redeemed	(2,472,963)	(2,657,532)

Change in shares resulting from capital transactions	(2,314,717)	(2,160,082)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay High Yield Bond Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities
Operations:
Net investment income	$1,323,725	$2,448,583
Net realized gains/(losses) from investments, foreign currency, written options, futures contracts and swap contracts transactions	69,813	(366,258)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(5,127,835)	1,662,171

Change in net assets resulting from operations	(3,734,297)	3,744,496

Distributions to Shareholders:
Class A	(24,250)	(52,866)
Class I	(1,834,455)	(3,116,173)

Change in net assets resulting from shareholder distributions	(1,858,705)	(3,169,039)

Capital Transactions:
Proceeds from shares issued	14,474,271	10,594,009
Distributions reinvested	1,841,242	3,145,760
Cost of shares redeemed	(3,582,377)	(3,483,315)

Change in net assets resulting from capital transactions	12,733,136	10,256,454

Net increase in net assets	7,140,134	10,831,911
Net Assets:
Beginning of period	49,857,025	39,025,114

End of period	$56,997,159	$49,857,025

Share Transactions:
Issued	1,383,199	1,043,914
Reinvested	175,705	314,164
Redeemed	(365,045)	(347,139)

Change in shares resulting from capital transactions	1,193,859	1,010,939

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/20 (Unaudited)	$10.14	0.26	(1.71)	—	(1.45)	(0.44)	(0.44)	$ 8.25
Year Ended 9/30/19	9.63	0.52	0.51	—	1.03	(0.52)	(0.52)	10.14
Year Ended 9/30/18	10.36	0.50	(0.85)	—	(0.35)	(0.38)	(0.38)	9.63
Year Ended 9/30/17	9.78	0.50	0.08	—	0.58	—	—	10.36
Year Ended 9/30/16	8.64	0.45	0.69	—	1.14	—	—	9.78
Year Ended 9/30/15	9.75	0.40	(1.44)	—	(1.04)	(0.07)	(0.07)	8.64
Class I
Six Months Ended 3/31/20 (Unaudited)	$10.23	0.26	(1.70)	—	(1.44)	(0.45)	(0.45)	$ 8.34
Year Ended 9/30/19	9.71	0.55	0.52	—	1.07	(0.55)	(0.55)	10.23
Year Ended 9/30/18	10.41	0.51	(0.84)	—	(0.33)	(0.37)	(0.37)	9.71
Year Ended 9/30/17	9.81	0.54	0.06	—	0.60	—	—	10.41
Year Ended 9/30/16	8.64	0.50	0.67	—	1.17	—	—	9.81
Year Ended 9/30/15	9.75	0.36	(1.39)	—	(1.03)	(0.08)	(0.08)	8.64
Class R6
Six Months Ended 3/31/20 (Unaudited)	$10.27	0.27	(1.72)	—	(1.45)	(0.45)	(0.45)	$ 8.37
Year Ended 9/30/19	9.74	0.56	0.52	—	1.08	(0.55)	(0.55)	10.27
Year Ended 9/30/18	10.42	0.53	(0.86)	—	(0.33)	(0.35)	(0.35)	9.74
Period Ended 9/30/17(b)	9.25	0.45	0.72	—	1.17	—	—	10.42

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/20 (Unaudited)	(14.99	)%(c)	$ 6	1.12	%(d)	5.21	%(d)	20.81	%(d)	92%
Year Ended 9/30/19	11.17%		21	1.12%		5.38%		20.37%		236%
Year Ended 9/30/18	(3.38)%		19	1.13%		5.05%		11.41%		364%
Year Ended 9/30/17	5.94%		63	1.15%		5.17%		7.94%		251%
Year Ended 9/30/16	13.08%		112	1.15%		4.96%		4.54%		279%
Year Ended 9/30/15	(10.72)%		241	1.15%		4.32%		3.84%		282%
Class I
Six Months Ended 3/31/20 (Unaudited)	(14.75	)%(c)	$18,113	0.87	%(d)	5.34	%(d)	2.08	%(d)	92%
Year Ended 9/30/19	11.48%		21,529	0.87%		5.62%		2.13%		236%
Year Ended 9/30/18	(3.26)%		23,952	0.88%		5.21%		2.18%		364%
Year Ended 9/30/17	6.23%		18,484	0.90%		5.54%		2.24%		251%
Year Ended 9/30/16	13.43%		19,067	0.90%		5.44%		1.79%		279%
Year Ended 9/30/15	(10.67)%		26,588	0.90%		3.81%		1.14%		282%
Class R6
Six Months Ended 3/31/20 (Unaudited)	(14.74	)%(c)	$ 10	0.82	%(d)	5.39	%(d)	33.80	%(d)	92%
Year Ended 9/30/19	11.57%		12	0.82%		5.67%		33.09%		236%
Year Ended 9/30/18	(3.18)%		11	0.84%		5.32%		34.20%		364%
Period Ended 9/30/17(e)	12.65	%(c)	11	0.85	%(d)	5.93	%(d)	53.42	%(d)	251%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period
Class A
Period Ended 3/31/20 (Unaudited)(b)	$ 9.73	0.02	(0.36)	—	(0.34)	(0.07)	—	—	(0.07)	$ 9.32
Class I
Six Months Ended 3/31/20 (Unaudited)	$10.10	0.08	(0.32)	—	(0.24)	(0.34)	(0.21)	—	(0.55)	$ 9.31
Year Ended 9/30/19	9.80	0.33	0.47	—	0.80	(0.43)	(0.07)	—	(0.50)	10.10
Year Ended 9/30/18	10.21	0.39	(0.47)	—	(0.08)	(0.33)	—	—	(0.33)	9.80
Year Ended 9/30/17	10.03	0.36	0.05	—	0.41	(0.23)	—	—	(0.23)	10.21
Year Ended 9/30/16	9.57	0.40	0.31	—	0.71	(0.14)	(0.11)	—	(0.25)	10.03
Period Ended 9/30/15(c)	10.00	0.24	(0.54)	—	(0.30)	(0.13)	—	—	(0.13)	9.57
Class R6
Six Months Ended 3/31/20 (Unaudited)	$10.10	0.08	(0.31)	—	(0.23)	(0.34)	(0.21)	—	(0.55)	$ 9.32
Year Ended 9/30/19	9.80	0.36	0.44	—	0.80	(0.43)	(0.07)	—	(0.50)	10.10
Year Ended 9/30/18	10.21	0.40	(0.48)	—	(0.08)	(0.33)	—	—	(0.33)	9.80
Period Ended 9/30/17(d)	9.59	0.26	0.36	—	0.62	—	—	—	—	10.21

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(c)	For the period from December 9, 2014 (commencement of operations) to September 30, 2015.

(d)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Period Ended 3/31/20 (Unaudited)(c)	(3.51)%(d)	$ 10	0.77%(e)	1.17%(e)	2.12%(e)	71%
Class I
Six Months Ended 3/31/20 (Unaudited)	(2.55)%(d)	$27,035	0.52%(e)	1.62%(e)	1.81%(e)	71%
Year Ended 9/30/19	8.77%	52,703	0.69%	3.40%	1.10%	232%
Year Ended 9/30/18	(0.87)%	72,281	0.69%	3.92%	1.03%	243%
Year Ended 9/30/17	4.28%	72,696	1.00%	3.64%	1.32%	215%
Year Ended 9/30/16	7.56%	68,470	1.00%	4.11%	1.29%	246%
Period Ended 9/30/15(f)	(3.08)%(d)	63,340	1.00%(e)	2.99%(e)	1.34%(e)	193%
Class R6
Six Months Ended 3/31/20 (Unaudited)	(2.44)%(d)	$ 11	0.47%(e)	1.69%(e)	35.48%(e)	71%
Year Ended 9/30/19	8.80%	11	0.64%	3.78%	33.79%	232%
Year Ended 9/30/18	(0.83)%	11	0.63%	3.95%	33.95%	243%
Period Ended 9/30/17(g)	6.47%(d)	11	0.95%(e)	3.42%(e)	54.27%(e)	215%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(d)	Not annualized.

(e)	Annualized.

(f)	For the period from December 9, 2014 (commencement of operations) to September 30, 2015.

(g)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/20 (Unaudited)	$10.46	0.22	(0.81)	—	(0.59)	(0.33)	—	(0.33)	$ 9.54
Year Ended 9/30/19	10.42	0.54	0.26	—	0.80	(0.76)	—	(0.76)	10.46
Year Ended 9/30/18	10.42	0.47	(0.10)	0.01	0.38	(0.38)	—	(0.38)	10.42
Year Ended 9/30/17	9.98	0.47	0.26	—	0.73	(0.29)	—	(0.29)	10.42
Year Ended 9/30/16	9.82	0.48	0.16	—	0.64	(0.41)	(0.07)	(0.48)	9.98
Year Ended 9/30/15	10.41	0.46	(0.44)	—	0.02	(0.26)	(0.35)	(0.61)	9.82
Class I
Six Months Ended 3/31/20 (Unaudited)	$10.52	0.24	(0.80)	—	(0.56)	(0.35)	—	(0.35)	$ 9.61
Year Ended 9/30/19	10.47	0.58	0.25	—	0.83	(0.78)	—	(0.78)	10.52
Year Ended 9/30/18	10.46	0.47	(0.07)	—	0.40	(0.39)	—	(0.39)	10.47
Year Ended 9/30/17	9.98	0.49	0.28	—	0.77	(0.29)	—	(0.29)	10.46
Year Ended 9/30/16	9.82	0.50	0.17	—	0.67	(0.44)	(0.07)	(0.51)	9.98
Year Ended 9/30/15	10.42	0.48	(0.45)	—	0.03	(0.28)	(0.35)	(0.63)	9.82

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/20 (Unaudited)	(5.83)%(c)	$ 782	0.82	%(d)	4.36%(d)	2.17%(d)	92%
Year Ended 9/30/19	8.41%	460	0.82%		5.35%	2.50%	143%
Year Ended 9/30/18	3.71%	556	0.82	%(e)	4.56%	2.82%	158%
Year Ended 9/30/17	7.37%	33	0.70%		4.59%	4.44%	101%
Year Ended 9/30/16	6.86%	831	0.70%		4.86%	2.25%	84%
Year Ended 9/30/15	0.15%	505	0.98	%(f)	4.53%	2.38%	128%
Class I
Six Months Ended 3/31/20 (Unaudited)	(5.59)%(c)	$56,215	0.57	%(d)	4.61%(d)	1.22%(d)	92%
Year Ended 9/30/19	8.58%	49,397	0.57%		5.66%	1.39%	143%
Year Ended 9/30/18	3.95%	38,469	0.56	%(e)	4.56%	1.49%	158%
Year Ended 9/30/17	7.89%	37,349	0.45%		4.83%	1.44%	101%
Year Ended 9/30/16	7.14%	31,824	0.45%		5.13%	1.50%	84%
Year Ended 9/30/15	0.28%	29,662	0.75	%(f)	4.76%	1.33%	128%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning November 1, 2017, the net operating expenses were contractually limited to 0.82% and 0.57% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2018.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(f)

Beginning August 3, 2015, the net operating expenses were contractually limited to 0.975% and 0.725% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following three investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”)

- RBC BlueBay Global Bond Fund (“Global Bond Fund”) (formerly known as RBC BlueBay Diversified Credit Fund)

- RBC BlueBay High Yield Bond Fund (“ High Yield Bond Fund”)

Class A and Class I shares are offered by each Fund; Class R6 shares are offered by each Fund except High Yield Bond Fund. Class A shares are offered with a 4.25% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as a sub-advisor for each of the Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the High Yield Bond Fund and the Global Bond Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

NOTES TO FINANCIAL STATEMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued based on evaluated prices received from third-party pricing services or fair valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management and compliance. The

NOTES TO FINANCIAL STATEMENTS

Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Debt Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$4,842,225	$—	$4,842,225
Foreign Government Bonds	—	10,692,122	—	10,692,122
Investment Company	2,488,119	—	—	2,488,119
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	265,961	—	265,961
Credit default swaps	—	598,646	—	598,646
Interest rate swaps - Appreciation	—	189	—	189

Total Assets	$2,488,119	$16,399,143	$—	$18,887,262

Liabilities:
Other Financial Instruments*
Interest Rate Swaps	$—	$ (10,468)	$—	$ (10,468)
Foreign currency exchange contracts - forward contracts	—	(310,035)	—	(310,035)
Credit default swaps	—	(461,573)	—	(461,573)

Total Liabilities	$—	$(782,076)	$—	$(782,076)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Bond Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$4,147,002	$—	$4,147,002
U.S. Treasury Obligations	—	5,259,443	—	5,259,443
Foreign Government Bonds	—	11,433,049	—	11,433,049
U.S. Government Agency Backed Mortgages	—	2,570,776	—	2,570,776
Investment Company	1,686,124	—	—	1,686,124
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	212,029	—	212,029
Financial futures contracts	8,628	—	—	8,628

Total Assets	$1,694,752	$23,622,299	$—	$25,317,051

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(9,047)	$ —	$—	$ (9,047)
Foreign currency exchange contracts - forward contracts	—	(220,606)	—	(220,606)

Total Liabilities	$(9,047)	$(220,606)	$—	$(229,653)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
High Yield Bond Fund
Assets:
Investments in Securities
Bank Loans
United States	$—	$257,139	$15,757	$272,896
Corporate Bonds
Australia	—	—	221,020	221,020
Canada	—	3,218,420	—	3,218,420
Cayman Islands	—	770,224	—	770,224
France	—	957,114	—	957,114
Italy	—	1,222,552	—	1,222,552
Luxembourg	—	1,947,995	—	1,947,995
Netherlands	—	981,549	—	981,549
Singapore	—	629,223	—	629,223
Spain	—	113,819	—	113,819
Switzerland	—	728,847	—	728,847
United Arab Emirates	—	502,650	—	502,650
United States	—	40,277,551	—	40,277,551
Rights/Warrants	—	3	—	3
Common Stocks	—	—	66,929	66,929
Investment Company	2,088,660	—	—	2,088,660
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	27,810	—	27,810
Financial futures contracts	2,653	—	—	2,653

Total Assets	$2,091,313	$51,634,896	$303,706	$54,029,915

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(12,699)	$ —	$—	$(12,699)
Foreign currency exchange contracts - forward contracts	—	(22,594)	—	(22,594)

Total Liabilities	$(12,699)	$(22,594)	$—	$(35,293)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency contracts which are valued at fair value.

During the period ended March 31, 2020, the Funds recognized no transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

NOTES TO FINANCIAL STATEMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Global Bond Fund
		Common Stocks– (United States)	Corporate Bonds– (Australia)
Balance as of 9/30/19 (value)		$ 88,208	$ 202,686
Purchases		—	4,555
Sales (Paydowns)		(39,589)	(139,890)
Change in unrealized appreciation (depreciation)		(48,619)	(67,351)
Balance as of 3/31/20 (value)		$ —	$ —

	High Yield Bond Fund
	Bank Loans– (United States)	Common Stocks	Corporate Bonds– (Australia)
Balance as of 9/30/19 (value)	$15,981	$151,154	$320,028
Purchases	—	—	7,192
Sales (Paydowns)	—	(24,005)	(42,357)
Change in unrealized appreciation (depreciation)	(224)	(60,220)	(63,843)
Balance as of 3/31/20 (value)	$15,757	$ 66,929	$221,020

The Funds’ assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults that may not be generally observable for the security. The Bank Loans and Common Stock in High Yield Bond Fund were fair valued using a discounted cash flow model based on unobservable inputs that include estimated cash flows, implied credit spread and discount rate (weighted average cost of capital). The Corporate Bonds in High Yield Bond Fund and Global Bond Fund were fair valued at the estimated recovery amount to be received in an arm-length transaction. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

	Quantitative Information about Level 3 Fair Value Measurements
	Fund	Fair Value at March 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bonds (Australia)	High Yield Bond Fund	$221,020	Discounted Cash Flow	Discount Rate of Cash Flows	8.0% — 10.0% (8.9%)
Common Stocks	High Yield Bond Fund	$66,929	Discounted Cash Flow	Discount Rate of Cash Flows	15.0%

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment

NOTES TO FINANCIAL STATEMENTS

transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of March 31, 2020, the Funds did not have any unfunded floating rate loan interests.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include

NOTES TO FINANCIAL STATEMENTS

the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended March 31, 2020, the total in-kind payments received by the Global High Yield Bond Fund and Global Bond Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures, Euro Dollar futures and Euro-Bund futures during the period ended March 31, 2020.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2020.

NOTES TO FINANCIAL STATEMENTS

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Forward Foreign Currency Exchange Contracts:

The Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into interest rate, credit default and other swap agreements as of March 31, 2020.

NOTES TO FINANCIAL STATEMENTS

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statement of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the captions “Interest rate swaps” and “Credit default swaps”.

NOTES TO FINANCIAL STATEMENTS

Fair Values of Derivative Financial Instrument as of March 31, 2020
Statement of Assets and Liabilities Location
Asset Derivatives
	Emerging Market Debt Fund	Global Bond Fund	High Yield Bond Fund
Credit Risk:
Credit default swaps, at value	$598,646	$—	$—
Interest Rate Risk:
Unrealized appreciation on interest rate swaps contracts	189	—	—
Unrealized appreciation on futures contracts	—	8,628	2,653
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	265,961	212,029	27,810

Total	$864,796	$220,657	$30,463

Liability Derivatives
	Emerging Market Debt Fund	Global Bond Fund	High Yield Bond Fund
Credit Risk:
Credit default swaps, at value	$461,573	$—	$—
Interest Rate Risk:
Unrealized depreciation on interest rate swaps	10,468	—	—
Unrealized depreciation on futures contracts	—	9,047	12,699
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	310,035	220,606	22,594

Total	$782,076	$229,653	$35,293

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2020 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Debt Fund	Global Bond Fund	High Yield Bond Fund
Net realized Gain/(Loss) From:
Credit Risk:
Credit default swaps	$37,922	$—	$80,771
Interest Rate Risk:
Interest rate swaps	(72,611)	—	75,362
Financial futures contracts	(76,940)	15,728	(6,462)
Foreign currency exchange risk:
Forward foreign currency exchange contracts	18,503	79,911	—

Total	$(93,126)	$95,639	$149,671

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	Emerging Market Debt Fund	Global Bond Fund	High Yield Bond Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Credit Risk:
Credit default swaps	$89,309	$—	$(51,253)
Interest Rate Risk:
Interest rate swaps	(10,279)	—	—
Financial futures contracts	(6,957)	(419)	(17,999)
Foreign currency exchange risk:
Forward foreign currency exchange contracts	(22,028)	17,394	(13,170)

Total	$50,045	$16,975	$(82,422)

For the period ended March 31, 2020, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Emerging Market Debt Fund	Global Bond Fund	High Yield Bond Fund
Futures long position (contracts)	—	4	5
Futures short position (contracts)	4	3	3
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$3,208,344,618	$ 19,915,359	$2,446,121
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	1,659,076,791	448,023,451	—
Interest rate swaps (Notional Amount in U.S. Dollars)	492,945,500	—	—
Credit default swaps (Notional Amount in U.S. Dollars)	4,500,000	—	3,125,000

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk

NOTES TO FINANCIAL STATEMENTS

exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS

Emerging Market Debt Fund

	Citibank N.A.	Merrill Lynch	Citigroup Global Markets	Barclays Bank Plc	JP Morgan	BNP Paribas	HSBC Bank Plc	Morgan Stanley	Total
Assets:
Forward Currency Exchange Contracts	$255,749	$—	$—	$—	$—	$—	$10,212	$—	$265,961
Swaps	15,461	49,543	38,328	332,865	118,508	15,417	—	28,713	598,835

Total Assets	271,210	49,543	38,328	332,865	118,508	15,417	10,212	28,713	864,796

Liabilities:
Forward Currency Exchange Contracts	310,035	—	—	—	—	—	—	—	310,035
Swaps	11,810	—	381,957	36,890	6,252	—	35,132	—	472,041

Total Liabilities	321,845	—	381,957	36,890	6,252	—	35,132	—	782,076

Total Financial and Derivative Net Assets[1]	(50,635)	49,543	(343,629)	295,975	112,256	15,417	(24,920)	28,713	82,720
Total Collateral (Received) Pledged[2]	—	—	303,884	—	—	—	—	—	303,884

Net Amount[3]	$(50,635)	$49,543	$(39,745)	$295,975	$112,256	$15,417	$(24,920)	$28,713	$386,604

Global Bond Fund

		Credit Suisse
		Securities (USA)
	Citibank N.A.	LLC	Total
Assets:
Forward Currency Exchange Contracts	$212,029	$—	$212,029
Financial Futures Contracts	—	8,628	8,628

Total Assets	212,029	8,628	220,657

Liabilities:
Forward Currency Exchange Contracts	220,606	—	220,606
Financial Futures Contracts	—	9,047	9,047

Total Liabilities	220,606	9,047	229,653

Total Financial and Derivative Net Assets[1]	(8,577)	(419)	(8,996)

Net Amount[3]	$(8,577)	$(419)	$(8,996)

NOTES TO FINANCIAL STATEMENTS

High Yield Bond Fund

		Citigroup Global
	Citibank N.A.	Markets, Inc.	Total
Assets:
Forward Currency Exchange Contracts	$27,810	$—	$27,810
Financial Futures Contracts	—	2,653	2,653

Total Assets	27,810	2,653	30,463

Liabilities:
Forward Currency Exchange Contracts	22,594	—	22,594
Financial Futures Contracts	—	12,699	12,699

Total Liabilities	22,594	12,699	35,293

Total Financial and Derivative Net Assets[1]	5,216	(10,046)	(4,830)

Net Amount[3]	$5,216	$(10,046)	$(4,830)

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Excess of collateral (received) pledged from/to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value			Value
	September 30, 2019	Purchases	Sales	March 31, 2020	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
Emerging Market Debt Fund	$ 1,015,751	$ 9,559,092	$ 8,086,724	$ 2,488,119	$ 4,369
Global Bond Fund	39,403,605	19,214,026	56,931,507	1,686,124	10,372
High Yield Bond Fund	3,852,712	37,492,692	39,256,744	2,088,660	24,809

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Debt Fund	0.75%
High Yield Bond Fund	0.70%
Global Bond Fund	0.45%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A	Class I	Class R6
	Annual Rate	Annual Rate	Annual Rate
Emerging Market Debt Fund	1.12%	0.87%	0.82%
High Yield Bond Fund	0.82%	0.57%	N/A
Global Bond Fund	0.77%	0.52%	0.47%

This expense limitation agreement is in place until January 31, 2021 and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

NOTES TO FINANCIAL STATEMENTS

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/17	FYE 9/30/18	FYE 9/30/19	FYE 9/30/20	Total
Emerging Market Debt Fund	$134,414	$276,178	$281,605	$132,089	$ 824,286
Global Bond Fund	129,115	260,306	292,155	189,586	871,162
High Yield Bond Fund	188,535	364,804	357,042	186,445	1,096,826

There was no recoupment of expense reimbursement/waivers during the period. Amounts from years prior to those shown are no longer subject to recoupment

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2020, the amount waived was $457, $1,369 and $2,512 for the Emerging Market Debt Fund, Global Bond Fund and High Yield Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisory in the Statement of Operations.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

Each of the Funds are sub-advised by BlueBay, and the High Yield Bond Fund and Global Bond Fund are also sub-advised by BlueBay US, which are wholly-owned subsidiaries of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisors are paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $63,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of each of the Funds or additional share classes, the Advisor invested seed capital in each Fund to provide each Fund or share class with its initial investment assets. The table below shows, as of March 31, 2020, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

		Shares held	% of Fund
	Net Assets	by Advisor	Net Assets
Emerging Market Debt Fund	$18,129,153	1,238	0.1%

NOTES TO FINANCIAL STATEMENTS

		Shares held	% of Fund
	Net Assets	by Advisor	Net Assets
Global Bond Fund	$27,056,259	2,900,850	99.8%
High Yield Bond Fund	$56,997,159	3,295,417	55.6%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2020, there were no fees waived by the Distributor.

For the period ended March 31, 2020, the Distributor did not receive any commissions for front-end sales charges of Class A shares of the Funds.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2020.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2020 were as follows:

	Purchases	Sales
Emerging Market Debt Fund	$17,951,658	$18,626,463
Global Bond Fund	21,469,989	59,400,285
High Yield Bond Fund	58,136,619	47,425,494

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Market Debt Fund		High Yield Bond Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2020	September 30,	2020	September 30,
	(Unaudited)	2019	(Unaudited)	2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$529,597	$593,317
Distributions reinvested	938	1,068	21,602	50,996
Cost of shares redeemed	(12,412)	—	(149,164)	(712,379)

Change in Class A	$(11,474)	$1,068	$402,035	$(68,066)

Class I
Proceeds from shares issued	$21,600	$588,298	$13,944,674	$10,000,692
Distributions reinvested	942,670	1,216,750	1,819,640	3,094,764
Cost of shares redeemed	(281,721)	(5,342,801)	(3,433,213)	(2,770,936)

Change in Class I	$682,549	$(3,537,753)	$12,331,101	$10,324,520

Class R6
Distributions reinvested	$544	$628	$—	$—

Change in Class R6	$544	$628	$—	$—

Change in net assets resulting from capital transactions	$671,619	$(3,536,057)	$12,733,136	$10,256,454

SHARE TRANSACTIONS:
Class A
Issued	—	—	51,010	58,064
Reinvested	95	112	2,075	5,165
Redeemed	(1,486)	—	(15,104)	(72,653)

Change in Class A	(1,391)	112	37,981	(9,424)

Class I
Issued	2,135	61,712	1,332,189	985,850
Reinvested	94,453	126,889	173,630	308,999
Redeemed	(27,868)	(551,225)	(349,941)	(274,486)

Change in Class I	68,720	(362,624)	1,155,878	1,020,363

Class R6
Reinvested	54	65	—	—

Change in Class R6	54	65	—	—

Change in shares resulting from capital transactions	67,383	(362,447)	1,193,859	1,010,939

NOTES TO FINANCIAL STATEMENTS

	Global Bond Fund
	For the
	Six Months
	Ended	For the
	March 31,	Year Ended
	2020	September 30,
	(Unaudited)	2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,000	$—
Distributions reinvested	74	—

Change in Class A	$10,074	$—

Class I
Proceeds from shares issued	$4,331	$865,691
Distributions reinvested	1,524,331	3,777,197
Cost of shares redeemed	(25,001,590)	(26,754,094)

Change in Class I	$(23,472,928)	$(22,111,206)

Class R6
Distributions reinvested	$632	$556

Change in Class R6	$632	$556

Change in net assets resulting from capital transactions	$(23,462,222)	$(22,110,650)

SHARE TRANSACTIONS:
Class A
Issued	1,027	—
Reinvested	8	—

Change in Class A	1,035	—

Class I
Issued	59	89,971
Reinvested	157,086	407,419
Redeemed	(2,472,963)	(2,657,532)

Change in Class I	(2,315,818)	(2,160,142)

Class R6
Reinvested	66	60

Change in Class R6	66	60

Change in shares resulting from capital transactions	(2,314,717)	(2,160,082)

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost Of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
Emerging Market Debt Fund	$21,368,521	$219,447	$(3,565,502)	$(3,346,055)
Global Bond Fund	25,891,992	458,009	(1,253,607)	(795,598)
High Yield Bond Fund	57,443,551	441,241	(3,885,340)	(3,444,099)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, currency straddle losses mark to market on derivatives and the use of equalization.

The tax character of distributions during the year ended September 30, 2019 were as follows:

	Distributions Paid From
				Total
	Ordinary	Net Long Term	Total Taxable	Distributions
	Income	Capital Gains	Distributions	Paid
Emerging Market Debt Fund	$1,231,778	$ —	$1,231,778	$1,231,778
Global Bond Fund	3,046,431	738,322	3,784,753	3,784,753
High Yield Bond Fund	3,169,039	—	3,169,039	3,169,039

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2020.

As of September 30, 2019, the Emerging Market Debt Fund and High Yield Bond Fund had a short-term capital loss carryforward of $5,380,291 and $233,263, respectively and a long-term capital loss carryforward of $275,426 and $563,676, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2020.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2020, the Funds had the following redemption fees collected by the Funds.

Redemption Fees
High Yield Bond Fund	$424

9. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate High Yield Bond Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2020, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Significant Risks

Shareholder concentration risk:

As of March 31, 2020, the following Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Market Debt Fund	1	19.7%
High Yield Bond Fund	2	38.3%

In addition, two unaffiliated shareholders in aggregate owned 74.3% of the Emerging Market Debt Fund. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

11. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class I and Class R6 shares.

Class A

Class A shares are available in all Funds. This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Emerging Market Debt Fund and Global Bond Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		10/1/19	3/31/20	10/1/19–3/31/20	10/1/19–3/31/20
Emerging Market Debt Fund
	Class A	$1,000.00	$850.10	$5.18	1.12%
	Class I	1,000.00	852.50	4.03	0.87%
	Class R6	1,000.00	852.60	3.80	0.82%
Global Bond Fund
	Class A	1,000.00	973.30	3.80	0.77%
	Class I	1,000.00	974.50	2.57	0.52%
	Class R6	1,000.00	975.60	2.32	0.47%
High Yield Bond Fund
	Class A	1,000.00	941.70	3.98	0.82%
	Class I	1,000.00	944.10	2.77	0.57%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half-year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		10/1/19	3/31/20	10/1/19-3/31/20	10/1/19-3/31/20
Emerging Market Debt Fund
	Class A	$1,000.00	$1,019.40	$5.65	1.12%
	Class I	1,000.00	1,020.65	4.39	0.87%
	Class R6	1,000.00	1,020.90	4.14	0.82%
Global Bond Fund
	Class A	1,000.00	1,021.15	3.89	0.77%
	Class I	1,000.00	1,022.40	2.63	0.52%
	Class R6	1,000.00	1,022.65	2.38	0.47%
High Yield Bond Fund
	Class A	1,000.00	1,020.90	4.14	0.82%
	Class I	1,000.00	1,022.15	2.88	0.57%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half-year period).

LIQUIDITY RISK DISCLOSURE (UNAUDITED)

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2019 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as and implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

LIQUIDITY RISK DISCLOSURE (UNAUDITED)

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in Section IV.B of the Program.

Market Depth—Reasonably Anticipated Trading Size. In classifying and reviewing its portfolio investments or asset classes (as applicable), the Funds must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no changes to the Reasonably Anticipated Trading Size assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in Section IV of the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

C. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report. Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

D. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. During the Review Period, the Funds operated in accordance with the relevant provisions of the Program with respect to the 15% Limit.

E. Redemptions in Kind

There were no redemptions in-kind effected by any Fund during the Review Period.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2020.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB SAR 03-20

Semi-Annual Report For the six months ended March 31, 2020 RBC SMID Cap Growth Fund RBC Enterprise Fund RBC Small Cap Core Fund RBC Microcap Value Fund RBC Small Cap Value Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov.

Table of Contents	Portfolio Managers	1
	Performance Summary	3
	Fund Statistics
	- RBC SMID Cap Growth Fund	7
	- RBC Enterprise Fund	8
	- RBC Small Cap Core Fund	9
	- RBC Microcap Value Fund	10
	- RBC Small Cap Value Fund	11
	Schedule of Portfolio Investments	12
	Financial Statements
	- Statements of Assets and Liabilities	36
	- Statements of Operations	40
	- Statements of Changes in Net Assets	42
	Financial Highlights	47
	Notes to Financial Statements	57
	Share Class Information	71
	Supplemental Information	72
	Liquidity Risk Disclosure (Unaudited)	74

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor to the RBC Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James heads the team responsible for the Microcap Core/Enterprise, Small Cap Core, Small Cap Value and Mid Cap Value strategies at RBC GAM-US and is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, and RBC Small Cap Value Fund. Prior to joining RBC GAM-US in 2006, Lance was a research analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

Lance F. James

George Prince

Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the Small Cap Core, Small Cap Value and Mid Cap Value strategies. He joined RBC GAM-US in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George began his career in the investment industry in 1984 and held the head of trading position at Langdon P. Cook & Co. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company, which was sold to Gerber Scientific. He also holds patents for several items he developed in digital messaging, barcode scanning, and internet delivery. The skills George acquired as a business person translate to his investment research; he is especially proficient at evaluating a company’s operations during onsite visits. George earned a BA from Yale University.

George Prince

Kenneth A. Tyszko, CPA, CFA

Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and provides fundamental research and portfolio management for small, SMID and mid cap growth strategies at RBC GAM-US. Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM-US in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

Kenneth A. Tyszko, CPA, CFA

1

PORTFOLIO MANAGERS

Eric Autio

Eric Autio

Senior Equity Analyst/Portfolio Manager

Eric Autio serves as a co-portfolio manager for the RBC Small Cap Value Fund and provides research and analysis for the Microcap Core, Small Cap Core, Small Cap Value and Mid Cap Value strategies at RBC GAM-US. Prior to joining RBC GAM-US in 2014, he was Senior Equity Analyst and Partner at Buckhead Capital Management where he served as an industry generalist on the small and SMID cap value team. Previously, Eric was Research Analyst and Vice President at SunTrust Robinson Humphrey covering a diverse range of sectors including retail, industrials and business services. He also served as Director with Carolinas Real Data, managing the company’s North Carolina commercial real estate research and software products portfolio, and worked in the Capital Management Group at Wells Fargo. Eric holds a B.A. from Davidson College and an M.B.A. from the Kellogg School of Management at Northwestern University.

2

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2020 (Unaudited)

RBC SMID Cap Growth Fund(c)(d)
Class A
- Including Max Sales Charge of 5.75%	(19.58)%	0.76%	2.93%	9.10%	9.78%
- At Net Asset Value	(14.64)%	2.77%	4.16%	9.75%	10.01%	1.07%	1.38%
Class I
- At Net Asset Value	(14.38)%	3.08%	4.44%	10.03%	10.32%	0.82%	0.99%
Class R6
- At Net Asset Value	(14.29)%	3.13%	4.51%	10.19%	10.57%	0.77%	27.43%

Russell 2500 Growth Index(h)	(14.40)%	3.35%	3.64%	10.10%	9.54%
RBC Enterprise Fund(e)(f)
Class A(g)
- Including Max Sales Charge of 5.75%	(30.59)%	(9.74)%	(4.87)%	4.31%	8.47%
- At Net Asset Value	(26.37)%	(7.95)%	(3.73)%	4.93%	8.65%	1.33%	2.13%
Class I(g)
- At Net Asset Value	(26.20)%	(7.74)%	(3.51)%	5.18%	8.92%	1.08%	1.30%

Russell Microcap Index(h)	(26.38)%	(6.55)%	(1.94)%	6.05%	N/A
RBC Small Cap Core Fund(i)(j)
Class A
- Including Max Sales Charge of 5.75%	(31.68)%	(13.64)%	(6.53)%	3.98%	7.73%
- At Net Asset Value	(27.50)%	(11.92)%	(5.42)%	4.60%	7.95%	1.15%	1.46%
Class I
- At Net Asset Value	(27.35)%	(11.71)%	(5.19)%	4.85%	8.11%	0.90%	1.11%
Class R6
- At Net Asset Value	(27.32)%	(11.72)%	(5.18)%	4.91%	8.48%	0.87%	11.85%

Russell 2000 Index(h)	(23.99)%	(4.64)%	(0.25)%	6.90%	8.33%

3

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2020 (Unaudited)

RBC Microcap Value Fund(k)(l)
Class A
- Including Max Sales Charge of 5.75%	(34.42)%	(11.32)%	(5.16)%	4.82%	7.30%
- At Net Asset Value	(30.42)%	(9.55)%	(4.04)%	5.44%	7.50%	1.32%	1.68%
Class I
- At Net Asset Value	(30.27)%	(9.32)%	(3.80)%	5.71%	7.77%	1.07%	1.20%

Russell Microcap Value Index(h)	(29.83)%	(8.51)%	(1.76)%	5.39%	N/A
RBC Small Cap Value Fund(m)
Class I
- At Net Asset Value	(26.44)%	(10.04)%	(1.71)%	N/A	(0.71)%	0.85%	0.98%
Class R6
- At Net Asset Value	(26.42)%	(9.99)%	(1.65)%	N/A	(0.66)%	0.80%	0.95%

Russell 2000 Value Index(h)	(29.64)%	(9.51)%	(2.42)%	4.79%	(1.42)%
Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)	The Funds’ expenses reflect the most recent fiscal year ended September 30, 2019.

(b)

The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 1.07% for Class A, 0.82% for Class I and 0.77% for Class R6 of SMID Cap Growth Fund; 1.33% for Class A and 1.08% for Class I of Enterprise Fund; 1.15% for Class A, 0.90% for Class I and 0.87% for Class R6 of Small Cap Core Fund; 1.32% for Class A and 1.07% for Class I of Microcap Value Fund; and 0.85% for Class I and 0.80% for Class R6 of Small Cap Value Fund until January 31, 2021.

4

PERFORMANCE SUMMARY (UNAUDITED)

(c)

The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM-US (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)

The since inception date (commencement of operations) of the Fund is December 31, 1990 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception.

(e)

The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(f)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(g)

Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

(h)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(i)

The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)

The since inception date (commencement of operations) of the Fund is August 5, 1991 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(k)

The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(l)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(m)

The since inception date (commencement of operations) of the Fund is December 3, 2014 for Class I shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from December 3, 2014.

5

PERFORMANCE SUMMARY (UNAUDITED)

The 2000 Index measures the performance of the small capitalization segment of the U.S. equity market. It comprises approximately 2,000 small capitalization companies in the Russell 3000® Index. You cannot invest directly in an index.

The Russell 2000 Value Index measures the performance of the small capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell 2000® Index.

The Russell Microcap Index measures the performance of the micro capitalization segment of the U.S. equity market. It comprises the smallest 1,000 companies in the Russell 2000 Index plus 1,000 smaller U.S. equities.

The Russell Microcap Value Index measures the performance of the micro capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell Microcap® Index.

The Russell 2500 Growth Index measures the performance of the small and mid capitalization growth segment of the U.S. equity market. It includes those companies with higher price-to-book ratios and higher forecasted growth rates in the Russell 2500™ Index, which comprises the smallest 2,500 companies in the Russell 3000® Index.

You cannot invest directly in an index.

6

FUND STATISTICS (UNAUDITED)

RBC SMID Cap Growth Fund
Long-term capital appreciation.				Investment
				Objective
Russell 2500 Growth Index				Benchmark

				Asset Allocation as of 3/31/20 (% of Fund’s investments) & Top Five Industries (as of 3/31/20) (% of Fund’s net assets)
West Pharmaceutical Services, Inc.	2.39%	Bio-Techne Corp.	2.02%	Top Ten Holdings (excluding investment companies) (as of 3/31/20) (% of Fund’s net assets)
Teledyne Technologies, Inc.	2.36%	STERIS Plc	1.98%
Jack Henry & Associates, Inc.	2.21%	Tyler Technologies, Inc.	1.87%
Kinsale Capital Group, Inc.	2.12%	Charles River Laboratories International, Inc.	1.87%
Zebra Technologies Corp.	2.08%
Tractor Supply Co.	2.06%
*A listing of all portfolio holdings can be found beginning on page 12

				Growth of $250,000 Initial Investment Over 10 Years
The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

7

	FUND STATISTICS (UNAUDITED)

	RBC Enterprise Fund
Investment Objective	Long-term growth of capital and income.
Benchmark	Russell Microcap Index

Asset Allocation as of 3/31/20 (% of Fund’s investments) & Top Five Industries (as of 3/31/20) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/20) (% of Fund’s net assets)	Columbus McKinnon Corp.	4.61%	Amerisafe, Inc.	3.33%
	Compass Diversified Holdings LP	4.40%	Grand Canyon Education, Inc.	3.01%
	Novanta, Inc.	3.71%	Ducommun, Inc.	2.92%
	Patrick Industries, Inc.	3.58%	Malibu Boats, Inc.	2.87%
	Universal Electronics, Inc.	3.55%	Community Healthcare Trust, Inc.	2.70%
	* A listing of all portfolio holdings can be found beginning on page 15

Growth of $250,000 Initial Investment Over 10 Years
	The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

8

FUND STATISTICS (UNAUDITED)

RBC Small Cap Core Fund
Long-term growth of capital and income.				Investment
				Objective
Russell 2000 Index				Benchmark

				Asset Allocation as of 3/31/20 (% of Fund’s investments) & Top Five Industries (as of 3/31/20) (% of Fund’s net assets)
Compass Diversified Holdings LP	4.93%	ACCO Brands Corp.	3.23%	Top Ten Holdings (excluding investment companies) (as of 3/31/20) (% of Fund’s net assets)
Columbus McKinnon Corp.	4.63%	Universal Electronics, Inc.	3.15%
Emergent BioSolutions, Inc.	4.27%	Amerisafe, Inc.	3.05%
Patrick Industries, Inc.	4.08%	Grand Canyon Education, Inc.	2.86%
Ducommun, Inc.	3.25%	MKS Instruments, Inc.	2.76%
*A listing of all portfolio holdings can be found beginning on page 18

				Growth of $250,000 Initial Investment Over 10 Years
The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

9

	FUND STATISTICS (UNAUDITED)

	RBC Microcap Value Fund
Investment Objective	Long-term growth of capital.
Benchmark	Russell Microcap Value Index

Asset Allocation as of 3/31/20 (% of fund’s investments) & Top Five Industries (as of 3/31/20) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/20) (% of Fund’s net assets)	PC Connection, Inc.	1.40%	Miller Industries, Inc.	1.00%
	Unitil Corp.	1.27%	Independence Holding Co.	0.99%
	Ameresco, Inc.	1.22%	MutualFirst Financial, Inc.	0.97%
	First Defiance Financial Corp.	1.21%	Willis Lease Finance Corp.	0.93%
	Federal Agricultural Mortgage Corp.	1.07%	Ingles Markets, Inc.	0.93%
	* A listing of all portfolio holdings can be found beginning on page 21

Growth of $250,000 Initial Investment Over 10 Years
	The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

10

FUND STATISTICS (UNAUDITED)

RBC Small Cap Value Fund
Long-term capital appreciation.				Investment Objective

Russell 2000 Value Index				Benchmark

				Asset Allocation as of 3/31/20 (% of Fund’s investments) & Top Five Industries (as of 3/31/20) (% of Fund’s net assets)
Spire, Inc.	3.24%	John B Sanfilippo & Son, Inc.	2.20%	Top Ten Holdings (excluding investment companies) (as of 3/31/20) (% of Fund’s net assets)
Compass Diversified Holdings LP	2.93%	Emergent BioSolutions, Inc.	2.16%
Columbus McKinnon Corp.	2.63%	Amerisafe, Inc.	2.12%
Southwest Gas Holdings, Inc.	2.58%	Reliance Steel & Aluminum Co.	1.94%
Portland General Electric Co.	2.55%	United Community Banks, Inc.	1.92%
*A listing of all portfolio holdings can be found beginning on page 33

				Growth of $100,000 Initial Investment Since Inception (12/3/14)
The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to March 31, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2020 (Unaudited)

Shares		Value
Common Stocks — 99.50%
Consumer Discretionary — 10.96%
11,040	Bright Horizons Family Solutions, Inc.*	$1,126,080
12,190	Columbia Sportswear Co.	850,496
40,460	Core-Mark Holding Co., Inc.	1,155,942
12,820	Dorman Products, Inc.*	708,561
25,100	Gentherm, Inc.*	788,140
47,100	G-III Apparel Group Ltd.*	362,670
9,460	LCI Industries	632,212
26,790	LKQ Corp.*	549,463
14,550	Monro, Inc.	637,436
18,620	Tractor Supply Co.	1,574,321

		8,385,321

Consumer Staples — 1.58%
9,110	Casey’s General Stores, Inc.	1,206,984

Energy — 0.12%
38,210	Matador Resources Co.*	94,761

Financials — 9.62%
16,970	Eagle Bancorp, Inc.	512,664
16,500	FirstCash, Inc.	1,183,710
15,520	Kinsale Capital Group, Inc.	1,622,306
34,050	PRA Group, Inc.*	943,866
20,550	Raymond James Financial, Inc.	1,298,760
13,710	RLI Corp.	1,205,520
7,380	Signature Bank	593,278

		7,360,104

Health Care — 24.07%
8,150	Bio-Techne Corp.	1,545,403
19,560	Cantel Medical Corp.	702,204
11,340	Charles River Laboratories International, Inc.*	1,431,221
6,610	Haemonetics Corp.*	658,753
19,660	HealthEquity, Inc.*	994,599
14,860	Henry Schein, Inc.*	750,727
15,540	Integer Holdings Corp.*	976,844
24,590	Integra LifeSciences Holdings Corp.*	1,098,435
43,400	Merit Medical Systems, Inc.*	1,356,250
19,810	NuVasive, Inc.*	1,003,575
39,770	PetIQ, Inc.*	923,857
31,860	Prestige Brands Holdings, Inc.*	1,168,625
10,840	STERIS Plc	1,517,275
10,350	Varian Medical Systems, Inc.*	1,062,531
7,630	Waters Corp.*	1,389,042
12,000	West Pharmaceutical Services, Inc.	1,827,000

		18,406,341

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
Industrials — 17.21%
8,630	Acuity Brands, Inc.	$739,246
20,240	Applied Industrial Technologies, Inc.	925,373
16,740	Clean Harbors, Inc.*	859,431
15,180	ESCO Technologies, Inc.	1,152,314
17,870	Helios Technologies, Inc.	677,630
21,660	IAA, Inc.*	648,934
15,070	ICF International, Inc.	1,035,309
10,350	Landstar System, Inc.	992,151
11,130	MSC Industrial Direct Co., Inc., Class A	611,816
6,070	Teledyne Technologies, Inc.*	1,804,429
38,560	TriMas Corp.*	890,736
6,980	WABCO Holdings, Inc.*	942,649
15,970	Wabtec Corp.	768,636
18,660	Woodward, Inc.	1,109,150

		13,157,804

Information Technology — 29.29%
23,590	Altair Engineering, Inc., Class A*	625,135
18,510	Bottomline Technologies (DE), Inc.*	678,392
26,890	Brooks Automation, Inc.	820,145
29,560	Diodes, Inc.*	1,201,171
22,510	Envestnet, Inc.*	1,210,588
16,770	ePlus, Inc.*	1,050,137
50,700	Evo Payments, Inc.*	775,710
21,440	ExlService Holdings, Inc.*	1,115,523
6,210	F5 Networks, Inc.*	662,172
13,560	Globant SA*	1,191,653
15,210	Inphi Corp.*	1,204,176
10,910	Jack Henry & Associates, Inc.	1,693,668
6,650	Littelfuse, Inc.	887,243
14,200	Manhattan Associates, Inc.*	707,444
28,330	Mimecast Ltd.*	1,000,049
17,130	Novanta, Inc.*	1,368,344
20,690	RealPage, Inc.*	1,095,122
22,180	SPS Commerce, Inc.*	1,031,592
4,830	Tyler Technologies, Inc.*	1,432,385
10,130	WEX, Inc.*	1,059,091
8,650	Zebra Technologies Corp., Class A*	1,588,140

		22,397,880

Materials — 5.44%
12,610	AptarGroup, Inc.	1,255,199
12,970	Balchem Corp.	1,280,399
19,930	HB Fuller Co.	556,645
12,210	Reliance Steel & Aluminum Co.	1,069,474

		4,161,717

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
Real Estate — 1.21%
8,000	CoreSite Realty Corp., REIT	$927,200

Total Common Stocks		76,098,112

(Cost $72,076,282)

Investment Company — 1.32%
1,007,732	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,007,732

Total Investment Company		1,007,732

(Cost $1,007,732)

Total Investments		$77,105,844
(Cost $73,084,014)(b) — 100.82%

Liabilities in excess of other assets — (0.82)%		(627,588)

NET ASSETS — 100.00%		$76,478,256

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2020 (Unaudited)

Shares		Value
Common Stocks — 96.31%
Communication Services — 3.34%
98,401	Glu Mobile, Inc.*	$618,942
81,132	Gray Television, Inc.*	871,358
62,350	Salem Media Group, Inc.	54,494

		1,544,794

Consumer Discretionary — 14.86%
60,157	Delta Apparel, Inc.*	626,234
227,700	Destination XL Group, Inc.*	79,741
18,230	Grand Canyon Education, Inc.*	1,390,676
15,643	Lakeland Industries, Inc.*	242,467
46,124	Malibu Boats, Inc., Class A*	1,327,910
9,020	MasterCraft Boat Holdings, Inc.*	65,846
19,880	Perdoceo Education Corp.*	214,505
27,910	Stoneridge, Inc.*	467,492
32,820	Tilly’s, Inc., Class A	135,547
42,790	Universal Electronics, Inc.*	1,641,852
217,875	ZAGG, Inc.*	677,591

		6,869,861

Consumer Staples — 2.37%
12,280	John B Sanfilippo & Son, Inc.	1,097,832

Energy — 0.68%
91,290	Callon Petroleum Co.*	50,018
36,980	Par Pacific Holdings, Inc.*	262,558

		312,576

Financials — 21.47%
22,180	Allegiance Bancshares, Inc.	534,760
23,900	Amerisafe, Inc.	1,540,833
10,000	Carolina Financial Corp.	258,700
151,703	Compass Diversified Holdings LP	2,032,820
31,250	First Bancorp/Southern Pines, NC	721,250
36,650	German American Bancorp, Inc.	1,006,042
22,433	Heritage Financial Corp.	448,660
24,376	Mercantile Bank Corp.	516,040
30,830	Northrim BanCorp, Inc.	832,410
24,138	Pacific Premier Bancorp, Inc.	454,760
21,830	Preferred Bank/Los Angeles, CA	738,290
17,620	Stock Yards Bancorp, Inc.	509,747
12,800	Triumph Bancorp, Inc.*	332,800

		9,927,112

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
Health Care — 2.25%
32,470	Lantheus Holdings, Inc.*	$414,317
18,830	Surmodics, Inc.*	627,416

		1,041,733

Industrials — 24.28%
218,980	ACCO Brands Corp.	1,105,849
6,640	Air Transport Services Group, Inc.*	121,379
12,830	Barrett Business Services, Inc.	508,581
19,504	Blue Bird Corp.*	213,179
15,308	Casella Waste Systems, Inc., Class A*	597,931
28,880	CBIZ, Inc.*	604,169
85,249	Columbus McKinnon Corp.	2,131,225
54,261	Ducommun, Inc.*	1,348,386
16,890	Ennis, Inc.	317,194
8,390	Graham Corp.	108,231
35,386	Greenbrier Cos., Inc. (The)	627,748
13,230	Insteel Industries, Inc.	175,297
23,250	Lydall, Inc.*	150,195
23,533	Marten Transport Ltd.	482,897
18,493	NV5 Global, Inc.*	763,576
58,699	Patrick Industries, Inc.	1,652,964
14,699	Willdan Group, Inc.*	314,118

		11,222,919

Information Technology — 15.32%
56,050	AXT, Inc.*	179,921
123,990	Mitek Systems, Inc.*	977,041
42,420	Model N, Inc.*	942,148
20,800	Napco Security Technologies, Inc.*	315,536
21,473	Novanta, Inc.*	1,715,263
19,362	PC Connection, Inc.	797,908
62,406	Sapiens International Corp. NV	1,186,962
1,460	Tyler Technologies, Inc.*	432,978
26,515	Vishay Precision Group, Inc.*	532,421

		7,080,178

Materials — 5.18%
65,429	FutureFuel Corp.	737,385
32,537	Koppers Holdings, Inc.*	402,483
16,310	UFP Technologies, Inc.*	621,248
81,958	Universal Stainless & Alloy Products, Inc.*	631,896

		2,393,012

Real Estate — 4.15%
32,600	Community Healthcare Trust, Inc., REIT	1,247,928
61,800	UMH Properties, Inc., REIT	671,148

		1,919,076

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
Utilities — 2.41%
21,340	Unitil Corp.	$1,116,509

Total Common Stocks		44,525,602

(Cost $39,109,174)

Exchange Traded Funds — 1.53%
6,100	iShares Nasdaq Biotechnology	657,214
1,470	SPDR S&P Regional Banking	47,907

Total Exchange Traded Funds		705,121

(Cost $693,186)

Investment Company — 2.13%
986,594	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	986,594

Total Investment Company		986,594

(Cost $986,594)

Total Investments		$46,217,317
(Cost $40,788,954)(b) — 99.97%

Other assets in excess of liabilities — 0.03%		12,647

NET ASSETS — 100.00%		$46,229,964

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2020 (Unaudited)

Shares		Value
Common Stocks — 98.60%
Communication Services — 3.78%
50,740	Glu Mobile, Inc.*	$319,155
77,388	Gray Television, Inc.*	831,147
15,650	Nexstar Media Group, Inc., Class A	903,474
30,200	Vonage Holdings Corp.*	218,346

		2,272,122

Consumer Discretionary — 17.24%
3,770	Cavco Industries, Inc.*	546,424
15,820	Core-Mark Holding Co., Inc.	451,977
970	Deckers Outdoor Corp.*	129,980
346,302	Destination XL Group, Inc.*	121,275
28,490	G-III Apparel Group Ltd.*	219,373
22,539	Grand Canyon Education, Inc.*	1,719,388
3,470	Helen of Troy Ltd.*	499,784
15,960	LCI Industries	1,066,607
41,237	Malibu Boats, Inc., Class A*	1,187,213
36,070	Perdoceo Education Corp.*	389,195
14,798	Steven Madden Ltd.	343,757
11,465	Stoneridge, Inc.*	192,039
65,570	Taylor Morrison Home Corp., Class A*	721,270
34,910	Tilly’s, Inc., Class A	144,178
49,381	Universal Electronics, Inc.*	1,894,749
240,934	ZAGG, Inc.*	749,305

		10,376,514

Consumer Staples — 2.02%
83,560	Hostess Brands, Inc.*	890,750
5,160	Medifast, Inc.	322,500

		1,213,250

Energy — 1.39%
69,380	Callon Petroleum Co.*	38,013
51,920	Magnolia Oil & Gas Corp., Class A*	207,680
83,170	Par Pacific Holdings, Inc.*	590,507

		836,200

Financials — 14.91%
28,512	Amerisafe, Inc.	1,838,169
7,941	BancFirst Corp.	264,991
18,980	CenterState Bank Corp.	327,025
221,277	Compass Diversified Holdings LP	2,965,112
14,230	First Interstate BancSystem, Inc., Class A	410,393
7,080	Independent Bank Group, Inc.	167,654
11,022	Pacific Premier Bancorp, Inc.	207,655
10,970	Preferred Bank/Los Angeles, CA	371,005
23,150	TCF Financial Corp.	524,579
15,840	TriCo Bancshares	472,349

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
27,440	TriState Capital Holdings, Inc.*	$265,345
47,837	United Community Banks, Inc.	875,896
8,570	Wintrust Financial Corp.	281,610

		8,971,783

Health Care — 12.30%
44,372	Emergent BioSolutions, Inc.*	2,567,364
38,026	Globus Medical, Inc., Class A*	1,617,246
42,710	Lantheus Holdings, Inc.*	544,980
8,300	Masimo Corp.*	1,470,096
7,890	West Pharmaceutical Services, Inc.	1,201,252

		7,400,938

Industrials — 23.04%
384,831	ACCO Brands Corp.	1,943,396
33,690	Arcosa, Inc.	1,338,841
52,036	Astronics Corp.*	477,690
111,575	Columbus McKinnon Corp.	2,789,375
78,735	Ducommun, Inc.*	1,956,565
13,340	EnerSys	660,597
46,544	Greenbrier Cos., Inc. (The)	825,691
23,618	Insteel Industries, Inc.	312,938
13,730	NV5 Global, Inc.*	566,912
87,253	Patrick Industries, Inc.	2,457,044
6,750	Trex Co., Inc.*	540,945

		13,869,994

Information Technology — 13.41%
7,310	Ambarella, Inc.*	354,974
2,570	Cabot Microelectronics Corp.	293,340
2,530	Coherent, Inc.*	269,217
22,430	Cohu, Inc.	277,683
7,658	InterDigital, Inc.	341,776
122,830	Mitek Systems, Inc.*	967,900
20,408	MKS Instruments, Inc.	1,662,232
48,950	Model N, Inc.*	1,087,179
11,340	Novanta, Inc.*	905,839
19,310	Onto Innovation, Inc.*	572,928
11,180	SailPoint Technologies Holding, Inc.*	170,160
11,850	Sapiens International Corp. NV	225,387
2,146	Tyler Technologies, Inc.*	636,418
15,370	Vishay Precision Group, Inc.*	308,630

		8,073,663

Materials — 3.88%
94,835	FutureFuel Corp.	1,068,790
39,957	Koppers Holdings, Inc.*	494,268
100,491	Universal Stainless & Alloy Products, Inc.*	774,786

		2,337,844

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
Real Estate — 4.60%
7,840	EastGroup Properties, Inc., REIT	$819,123
52,470	Physicians Realty Trust, REIT	731,432
32,730	STAG Industrial, Inc., REIT	737,079
44,360	UMH Properties, Inc., REIT	481,750

		2,769,384

Utilities — 2.03%
9,440	Southwest Gas Holdings, Inc.	656,647
7,590	Spire, Inc.	565,303

		1,221,950

Total Common Stocks		59,343,642

(Cost $53,543,614)

Exchange Traded Funds — 0.23%
1,100	iShares Nasdaq Biotechnology	118,514
210	iShares Russell 2000 Index Fund	24,037

Total Exchange Traded Funds		142,551

(Cost $137,510)

Investment Company — 1.08%
648,015	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	648,015

Total Investment Company		648,015

(Cost $648,015)

Total Investments		$60,134,208
(Cost $54,329,139)(b) — 99.91%

Other assets in excess of liabilities — 0.09%		53,034

NET ASSETS — 100.00%		$60,187,242

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2020 (Unaudited)

Shares		Value
Common Stocks — 93.96%
Communication Services — 2.30%
3,100	AH Belo Corp., Class A	$5,332
11,800	AMC Entertainment Holdings, Inc., Class A	37,288
7,200	Cumulus Media, Inc., Class A*	39,024
44,050	DHI Group, Inc.*	95,148
53,000	Entercom Communications Corp., Class A	90,630
23,600	Entravision Communications Corp., Class A	47,908
35,000	Eros International Plc*	57,750
24,243	EW Scripps Co. (The), Class A	182,792
6,100	IDT Corp., Class B*	33,062
25,100	Marcus Corp. (The)	309,232
119,400	Point.360*,(a),(b),(c)	0
10,800	Reading International, Inc., Class A*	42,012
14,200	Saga Communications, Inc., Class A	390,642
39,150	Salem Media Group, Inc.	34,217
25,800	Spok Holdings, Inc.	275,802
39,700	Townsquare Media, Inc., Class A	183,017

		1,823,856

Consumer Discretionary — 16.11%
4,500	American Public Education, Inc.*	107,685
8,400	America’s Car-Mart, Inc.*	473,340
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
14,200	At Home Group, Inc.*	28,684
7,900	Bassett Furniture Industries, Inc.	43,055
34,100	BBX Capital Corp.	78,771
32,100	Beazer Homes USA, Inc.*	206,724
3	Biglari Holdings, Inc., Class B*	154
10,700	Boot Barn Holdings, Inc.*	138,351
3,227	Bowl America, Inc., Class A	28,022
30,030	Build-A-Bear Workshop, Inc.*	42,943
6,700	Caleres, Inc.	34,840
33,800	Carriage Services, Inc.	545,870
11,500	Cato Corp. (The), Class A	122,705
15,000	Century Casinos, Inc.*	36,150
26,703	Century Communities, Inc.*	387,461
4,200	Chuy’s Holdings, Inc.*	42,294
6,300	Citi Trends, Inc.	56,070
9,700	Clarus Corp.	95,060
90,400	Container Store Group, Inc. (The)*	213,344
4,200	Cooper-Standard Holdings, Inc.*	43,134
4,300	Core-Mark Holding Co., Inc.	122,851
17,800	Crown Crafts, Inc.	85,084
18,730	Culp, Inc.	137,853
16,100	Del Taco Restaurants, Inc.*	55,223
30,200	Delta Apparel, Inc.*	314,382

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
27	DropCar, Inc.*	$12
13,200	Duluth Holdings, Inc., Class B*	52,932
10,900	Ethan Allen Interiors, Inc.	111,398
17,900	Express, Inc.*	26,671
14,800	Flexsteel Industries, Inc.	162,208
8,000	Funko, Inc., Class A*	31,920
5,300	Genesco, Inc.*	70,702
28,630	Haverty Furniture Cos., Inc.	340,411
10,400	hhgregg, Inc.*	93
4,000	Hibbett Sports, Inc.*	43,740
18,700	Hooker Furniture Corp.	291,907
33,200	J Alexander’s Holdings, Inc.*	127,156
39,300	J. Jill, Inc.*	21,709
10,820	Johnson Outdoors, Inc., Class A	678,414
37,100	K12, Inc.*	699,706
23,500	Kid Brands, Inc.*	16
45,700	Lakeland Industries, Inc.*	708,350
10,700	Lands’ End, Inc.*	57,138
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,900	La-Z-Boy, Inc.	162,345
7,500	Legacy Housing Corp.*	69,375
13,200	Lifetime Brands, Inc.	74,580
18,200	M/I Homes, Inc.*	300,846
31,270	MarineMax, Inc.*	325,833
7,500	McRae Industries, Inc., Class A	138,750
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
21,300	Mestek, Inc.*	500,550
9,600	Modine Manufacturing Co.*	31,200
18,500	Movado Group, Inc.	218,670
1,500	Nathan’s Famous, Inc.	91,500
8,200	Nautilus, Inc.*	21,402
42,100	New Home Co., Inc. (The)*	57,677
10,300	Nobility Homes, Inc.	227,630
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
6,400	RCI Hospitality Holdings, Inc.	63,808
28,400	Red Lion Hotels Corp.*	41,464
27,500	Rocky Brands, Inc.	532,125
35,000	Shiloh Industries, Inc.*	43,750
13,300	Sonic Automotive, Inc., Class A	176,624
13,800	Standard Motor Products, Inc.	573,666
2,100	Stoneridge, Inc.*	35,175
14,600	Strattec Security Corp.	211,262
40,939	Superior Group of Cos, Inc.	346,344
32,500	Superior Industries International, Inc.	39,000
24,640	Taylor Morrison Home Corp., Class A*	271,040
49,300	Tilly’s, Inc., Class A	203,609
8,060	TravelCenters of America, Inc.*	78,787
13,600	Tupperware Brands Corp.	22,032
25,900	Unifi, Inc.*	299,145

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
30,000	Universal Travel Group*,(a),(b),(c)	$0
10,500	Vera Bradley, Inc.*	43,260
11,600	VOXX International Corp.*	33,060
3,200	Vulcan International Corp.*	368,640
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
11,000	Weyco Group, Inc.	221,870
14,900	ZAGG, Inc.*	46,339
22,500	Zovio, Inc.*	37,125

		12,773,016

Consumer Staples — 3.93%
3,500	Alico, Inc.	108,640
7,350	Andersons, Inc. (The)	137,813
17,515	Central Garden and Pet Co.*	481,662
8,300	elf Beauty, Inc.*	81,672
36	Hawaiian Macadamia Nut Orchards L.P.*	126,000
20,300	Ingles Markets, Inc., Class A	734,048
34,400	Natural Grocers By Vitamin Cottage, Inc.	292,744
19,300	Oil-Dri Corp. of America	645,392
12,990	Pyxus International, Inc.*	40,399
25,140	SpartanNash Co.	360,005
4,300	Village Super Market, Inc., Class A	105,694

		3,114,069

Energy — 2.08%
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
4,146	Amplify Energy Corp.	2,346
13,900	Ardmore Shipping Corp.	72,975
16	Basic Energy Services, Inc.*	2
5,300	Bonanza Creek Energy, Inc.*	59,625
19,100	California Resources Corp.*	19,100
12,540	Callon Petroleum Co.*	6,871
9,200	CONSOL Energy, Inc.*	33,948
16,700	Contura Energy, Inc.*	39,245
8,200	Dorian LPG Ltd.*	71,422
3,720	Era Group, Inc.*	19,828
23,000	Evolution Petroleum Corp.	60,030
18,500	Falcon Minerals Corp.	39,775
7,500	Global Partners LP	66,150
12,600	Goodrich Petroleum Corp.*	53,676
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
8,200	Hornbeck Offshore Services, Inc.*	545
23,000	Montage Resources Corp.*	51,750
1,200	NACCO Industries, Inc., Class A	33,576
13,128	Natural Gas Services Group, Inc.*	58,551
13,100	Newpark Resources, Inc.*	11,751
63,600	North American Construction Group Ltd.	323,088
14,900	Panhandle Oil and Gas, Inc., Class A	54,981
4,700	Penn Virginia Corp.*	14,523

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
8,110	REX American Resources Corp.*	$377,196
1,230	Sanchez Midstream Partners L.P.	529
131	SilverBow Resources, Inc.*	323
15,400	Solaris Oilfield Infrastructure, Inc., Class A	80,850
2,200	Teekay Tankers Ltd., Class A*	48,928
18,880	W&T Offshore, Inc.*	32,096
21,700	Whiting Petroleum Corp.*	14,548

		1,648,228

Financials — 29.26%
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
44,850	AG Mortgage Investment Trust, Inc., REIT	122,889
3,100	American National Bankshares, Inc.	74,090
7,900	American River Bankshares	68,098
4,200	Ames National Corp.	85,890
30,700	Anworth Mortgage Asset Corp., REIT	34,691
5,968	Apollo Commercial Real Estate Finance, Inc., REIT	44,283
67,096	Arbor Realty Trust, Inc., REIT	328,770
49,900	Ares Commercial Real Estate Corp., REIT	348,801
2,200	Arlington Asset Investment Corp., Class A	4,818
101	Ashford, Inc.*	581
6,200	Atlantic Capital Bancshares, Inc.*	73,594
31,700	Banc of California, Inc.	253,600
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	127,844
25,400	Bancorp, Inc. (The)*	154,178
1,700	Bank First Corp.	95,200
4,100	Bankwell Financial Group, Inc.	62,566
4,928	Banner Corp.	162,821
4,500	Bar Harbor Bankshares	77,760
5,300	Baycom Corp.*	63,865
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
15,000	Blucora, Inc.*	180,750
6,300	Blue Capital Reinsurance Holdings Ltd.	5,450
9,200	Bridgewater Bancshares, Inc.*	89,700
33,600	California First National Bancorp	453,600
1,500	Cambridge Bancorp	78,000
4,000	Capital City Bank Group, Inc.	80,480
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
6,900	Capstar Financial Holdings, Inc.	68,241
5,700	Central Valley Community Bancorp	74,328
1,300	Century Bancorp, Inc., Class A	80,912
39,900	Cherry Hill Mortgage Investment Corp., REIT	247,380
4,400	Citizens & Northern Corp.	88,000
71,550	Citizens, Inc.*	466,506
5,400	Civista Bancshares, Inc.	80,784
3,700	CNB Financial Corp.	69,819
101,200	Consumer Portfolio Services, Inc.*	137,632
2,189	Cowen Inc., Class A	21,146
800	Diamond Hill Investment Group, Inc.	72,192

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
15,777	Donegal Group, Inc., Class A	$239,810
3,944	Donegal Group, Inc., Class B	52,889
11,900	Donnelley Financial Solutions, Inc.*	62,713
12,446	Dynex Capital, Inc., REIT	129,936
33,400	Ellington Residential Mortgage, REIT	177,020
41,100	Enova International, Inc.*	595,539
3,800	Enterprise Bancorp, Inc.	102,562
4,100	Equity Bancshares, Inc., Class A*	70,725
4,800	Esquire Financial Holdings, Inc.*	72,240
6,800	ESSA Bancorp, Inc.	92,820
6,900	Exantas Capital Corp., REIT	19,044
7,700	Farmers National Banc Corp.	89,551
15,300	Federal Agricultural Mortgage Corp., Class C	851,139
52,832	FedNat Holding Co.	606,511
4,200	First Bancorp, Inc.	92,400
4,800	First Business Financial Services, Inc.	74,400
1,800	First Capital, Inc.	107,820
5,100	First Choice Bancorp	76,551
3,800	First Community Bankshares, Inc.	88,540
65,304	First Defiance Financial Corp.	962,581
9,400	First Financial Corp.	316,968
5,200	First Internet Bancorp	85,384
6,700	First Merchants Corp.	177,483
38,000	First Place Financial Corp.*,(a),(b),(c)	0
360	Flagstar Bancorp, Inc.	7,139
19,500	Franklin Financial Network, Inc.	397,605
2,000	FS Bancorp, Inc.	72,000
6,900	FVCBankcorp, Inc.*	91,908
31,120	GAIN Capital Holdings, Inc.	173,650
33,327	Great Ajax Corp., REIT	211,962
1,426	Great Western Bancorp, Inc.	29,204
3,600	Guaranty Bancshares, Inc.	83,304
6,200	Hallmark Financial Services, Inc.*	25,048
15,900	HCI Group, Inc.	639,975
29,270	Heritage Insurance Holdings, Inc.	313,482
1,458	Hilltop Holdings, Inc.	22,045
600	Hingham Institution for Savings	86,994
3,100	Home Bancorp, Inc.	75,702
6,040	HomeTrust Bancshares, Inc.	96,157
1,200	Houlihan Lokey, Inc.	62,544
30,722	Independence Holding Co.	785,254
5,300	Independent Bank Corp.	68,211
1,695	Independent Bank Group, Inc.	40,138
4,900	Investar Holding Corp.	62,573
4,934	Investors Title Co.	631,552
41,600	JMP Group, Inc.	99,840
16,500	Kansas City Life Insurance Co.	429,825
6,400	LCNB Corp.	80,640

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
11,000	Macatawa Bank Corp.	$78,320
5,100	Malvern Bancorp, Inc.*	62,475
69,200	Manning & Napier, Inc.	86,500
28,890	Marlin Business Services Corp.	322,701
13,000	Medley Management, Inc., Class A	8,835
6,500	Merchants Bancorp	98,670
5,700	Metropolitan Bank Holding Corp.*	153,501
27,300	MutualFirst Financial, Inc.	769,860
5,500	MVB Financial Corp.	70,125
2,600	National Bankshares, Inc.	82,940
2,500	National Security Group, Inc. (The)	33,800
2,600	National Western Life Group, Inc., Class A	447,200
11,567	Nicholas Financial, Inc.*	67,551
1,915	OceanFirst Financial Corp.	30,468
44,500	OFG Bancorp.	497,510
9,400	Old Second Bancorp, Inc.	64,954
11,400	Oppenheimer Holdings, Inc., Class A	225,264
6,200	Orchid Island Capital, Inc., REIT	18,290
7,900	Pacific Mercantile Bancorp*	37,209
5,500	Parke Bancorp, Inc.	74,195
5,700	PCSB Financial Corp.	79,743
20,800	PennyMac Financial Services, Inc.	459,888
21,000	Peoples Bancorp, Inc.	465,150
2,400	Peoples Financial Services Corp.	95,376
7,300	Piper Jaffray Cos.	369,161
6,600	Premier Financial Bancorp, Inc.	81,840
17,400	Protective Insurance Corp., Class B	239,250
15,900	Provident Financial Holdings, Inc.	242,157
5,900	RBB Bancorp	80,948
15,043	Ready Capital Corp., REIT	108,610
30,100	Regional Management Corp.*	411,166
3,050	S&T Bancorp, Inc.	83,326
8,500	Safety Insurance Group, Inc.	717,655
5,100	SB One Bancorp	86,700
7,100	Shore Bancshares, Inc.	77,035
4,400	Sierra Bancorp	77,352
7,400	Silvergate Capital Corp., Class A*	70,596
7,126	Simmons First National Corp., Class A	131,118
5,200	SmartFinancial, Inc.	79,092
6,200	South Plains Financial, Inc.	96,038
638	South State Corp.	37,470
2,700	Southern First Bancshares, Inc.*	76,599
3,200	Southern Missouri Bancorp, Inc.	77,664
7,500	Southern National Bancorp of Virginia, Inc.	73,800
5,300	Spirit of Texas Bancshares, Inc.*	54,802
11,900	Sterling Bancorp, Inc.	51,170
10,600	Stewart Information Services Corp.	282,702
3,800	Territorial Bancorp, Inc.	93,290
4,100	Timberland Bancorp, Inc.	74,989

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
3,200	Unico American Corp.*	$16,864
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
13,630	Walker & Dunlop, Inc.	548,880
6,300	Waterstone Financial, Inc.	91,602
4,800	West Bancorporation, Inc.	78,480
23,241	Western Asset Mortgage Capital Corp., REIT	53,222
5,200	Westwood Holdings Group, Inc.	95,212

		23,199,952

Health Care — 1.80%
30,600	Adeptus Health, Inc., Class A*,(a),(b),(c)	0
11,000	American Shared Hospital Services*	17,050
17,900	AngioDynamics, Inc.*	186,697
4,300	Computer Programs & Systems, Inc.	95,675
3,000	Cross Country Healthcare, Inc.*	20,220
12,550	CryoLife, Inc.*	212,346
5,300	Kewaunee Scientific Corp.	40,492
15,000	MedCath Corp.*,(a),(b),(c)	0
13,300	Meridian Bioscience, Inc.*	111,720
10,665	Option Care Health, Inc.*	100,998
14,800	OraSure Technologies, Inc.*	159,248
33,950	Triple-S Management Corp., Class B*	478,695

		1,423,141

Industrials — 19.81%
5,400	Acme United Corp.	109,458
3,000	Aegion Corp.*	53,790
8,000	Alamo Group, Inc.	710,240
4,383	Allied Motion Technologies, Inc.	103,877
56,600	Ameresco, Inc., Class A*	963,898
8,100	AMREP Corp.*	38,880
66,000	Arc Document Solutions, Inc.	53,460
2,300	Argan, Inc.	79,511
8,900	BlueLinx Holdings, Inc.*	44,055
29,500	CAI International, Inc.*	417,130
34,400	CBIZ, Inc.*	719,648
8,774	CECO Environmental Corp.*	40,975
50,680	Celadon Group, Inc.*	304
10,678	Cenveo, Inc.*,(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	50,880
660	Comfort Systems USA, Inc.	24,123
16,500	Commercial Vehicle Group, Inc.*	24,915
28,878	Compx International, Inc.	438,946
40,000	Costamare, Inc.	180,800
8,800	Covenant Transportation Group, Inc., Class A*	76,296
16,500	CPI Aerostructures, Inc.*	37,125
2,300	CRA International, Inc.	76,843
900	Douglas Dynamics, Inc.	31,959
27,300	Ducommun, Inc.*	678,405

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
2	Eagle Bulk Shipping, Inc.*	$4
13,100	Eastern Co. (The)	255,450
12,100	Encore Wire Corp.	508,079
38,340	Ennis, Inc.	720,025
1,300	EnPro Industries, Inc.	51,454
18,400	Espey Manufacturing & Electronics Corp.	333,662
11,200	Federal Signal Corp.	305,536
19,900	Fly Leasing Ltd., ADR*	140,096
22,300	Foundation Building Materials, Inc.*	229,467
414	Genco Shipping & Trading Ltd.	2,658
6,780	Gibraltar Industries, Inc.*	290,998
5,580	Golden Ocean Group Ltd.	17,465
19,460	GP Strategies Corp.*	126,685
15,100	Graham Corp.	194,790
10,610	Greenbrier Cos., Inc. (The)	188,221
33,200	Griffon Corp.	419,980
3,400	Hurco Cos., Inc.	98,940
5,500	Insteel Industries, Inc.	72,875
1,930	Kadant, Inc.	144,074
1,100	Kimball International, Inc., Class B	13,101
1,808	Kratos Defense & Security Solutions, Inc.*	25,023
16,200	LS Starrett Co. (The), Class A*	52,488
10,200	LSC Communications, Inc.	918
44,250	LSI Industries, Inc.	167,265
21,200	Lydall, Inc.*	136,952
35,120	Marten Transport Ltd.	720,662
16,700	Mesa Air Group, Inc.*	54,943
28,099	Miller Industries, Inc.	794,640
16,000	Mistras Group, Inc.*	68,160
3,900	National Presto Industries, Inc.	276,159
14,600	NN, Inc.	25,258
3,500	Northwest Pipe Co.*	77,875
8,800	Orion Group Holdings, Inc.*	22,880
2,000	PAM Transportation Services, Inc.*	61,500
2	Paragon Shipping, Inc., Class A*	0
33,100	Park Aerospace Corp.	417,060
3,700	Park-Ohio Holdings Corp.	70,078
13,505	Patrick Industries, Inc.	380,301
1,700	Preformed Line Products Co.	84,711
12,500	Quad/Graphics, Inc.	31,500
13,600	Quanex Building Products Corp.	137,088
23,000	Radiant Logistics, Inc.*	89,010
25,000	RCM Technologies, Inc.*	31,250
7,800	Resources Connection, Inc.	85,566
14,400	Rush Enterprises, Inc., Class A	459,648
22,000	Safe Bulkers, Inc.*	26,180
3,200	Standex International Corp.	156,864
8,300	Sterling Construction Co., Inc.*	78,850
2,182	Team, Inc.*	14,183

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
26,400	Textainer Group Holdings Ltd.*	$217,008
6,500	Titan Machinery, Inc.*	56,485
11,500	Twin Disc, Inc.*	80,270
7,400	USA Truck, Inc.*	23,458
15,300	Vectrus, Inc.*	633,573
5,900	Viad Corp.	125,257
8,600	Volt Information Sciences, Inc.*	6,966
3,000	VSE Corp.	49,170
7,700	Willdan Group, Inc.*	164,549
27,634	Willis Lease Finance Corp.*	735,064

		15,707,890

Information Technology — 7.50%
15,138	Alithya Group, Inc., Class A*	26,643
7,300	Bel Fuse, Inc., Class B	71,102
9,200	Clearfield, Inc.*	109,020
38,600	CMTSU Liquidation, Inc.*	38
25,400	CTS Corp.	632,206
6,900	CyberOptics Corp.*	118,059
25,600	Digi International, Inc.*	244,224
3,840	ePlus, Inc.*	240,461
40,800	Everi Holdings, Inc.*	134,640
2,100	Fabrinet*	114,576
10,200	Insight Enterprises, Inc.*	429,726
13,000	JinkoSolar Holding Co. Ltd., ADR*	193,050
4,800	Kemet Corp.	115,968
26,100	Kimball Electronics, Inc.*	285,012
8,600	LGL Group, Inc. (The)*	76,798
9,200	Magal Security Systems Ltd.*	27,048
17,800	Methode Electronics, Inc.	470,454
9,883	Onto Innovation, Inc.*	293,229
17,615	Optical Cable Corp.*	42,276
27,000	PC Connection, Inc.	1,112,670
28,700	Perceptron, Inc.*	82,656
31,730	Photronics, Inc.*	325,550
5,300	Richardson Electronics Ltd.	20,299
60,100	Sigmatron International, Inc.*	169,482
4,269	Sykes Enterprises, Inc.*	115,775
25,600	TESSCO Technologies, Inc.	125,184
18,600	Vishay Precision Group, Inc.*	373,488

		5,949,634

Materials — 4.20%
43,290	American Vanguard Corp.	625,973
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
4,229	Centerra Gold, Inc.*	25,116
1,308	China Green Agriculture, Inc.*	3,401
8,200	Clearwater Paper Corp.*	178,842
8,400	Friedman Industries, Inc.	37,044

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
40,990	FutureFuel Corp.	$461,957
4,300	Hawkins, Inc.	153,080
3,200	Haynes International, Inc.	65,952
2,600	Innospec, Inc.	180,674
9,500	Materion Corp.	332,595
16,100	Olympic Steel, Inc.	166,635
16,500	Rayonier Advanced Materials, Inc.	17,490
4,900	Ryerson Holding Corp.*	26,068
1,100	Stepan Co.	97,306
15,000	Tecnoglass, Inc.	57,900
47,800	Trecora Resources*	284,410
24,900	Tredegar Corp.	389,187
2,600	UFP Technologies, Inc.*	99,034
7,800	Universal Stainless & Alloy Products, Inc.*	60,138
3,470	US Concrete, Inc.*	62,946

		3,325,748

Real Estate — 3.40%
10,800	Braemar Hotels & Resorts, Inc., REIT	18,360
37,100	Cedar Realty Trust, Inc., REIT	34,618
1	CIM Commercial Trust Corp., REIT	11
4,600	Community Healthcare Trust, Inc., REIT	176,088
1,800	Consolidated-Tomoka Land Co.	81,594
7,300	CorEnergy Infrastructure Trust, Inc., REIT	134,174
18,200	Farmland Partners, Inc., REIT	110,474
921	Forestar Group, Inc.*	9,532
2,300	FRP Holdings, Inc.*	98,900
11,342	Getty Realty Corp., REIT	269,259
8,800	Global Medical REIT, Inc.	89,056
12,900	Jernigan Capital, Inc., REIT	141,384
17,880	Monmouth Real Estate Investment Corp., REIT	215,454
33,900	One Liberty Properties, Inc., REIT	472,227
3,800	Rafael Holdings, Inc., Class B*	48,678
8,100	RE/MAX Holdings, Inc., Class A	177,552
17,400	RPT Realty, REIT	104,922
2,900	UMH Properties, Inc., REIT	31,494
8,000	Urstadt Biddle Properties, Inc., REIT, Class A	112,800
59,400	Whitestone, REIT	368,280

		2,694,857

Utilities — 3.57%
3,200	Artesian Resources Corp., Class A	119,616
508	California Water Service Group	25,563
6,385	Chesapeake Utilities Corp.	547,258
11,100	Middlesex Water Co.	667,332

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
8,100	SJW Corp.	$467,937
19,226	Unitil Corp.	1,005,904

		2,833,610

Total Common Stocks		74,494,001

(Cost $92,674,100)
Exchange Traded Funds — 0.12%
1,350	iShares Russell Microcap Index Fund	90,490

Total Exchange Traded Funds		90,490

(Cost $111,030)

Rights/Warrants — 0.00%
444	Basic Energy Services, Inc., Warrants, Expire 3/31/17*	0
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/14*	4
992	Genco Shipping & Trading Ltd., Warrants, Expire 7/11/14*	59
6,100	Media General, Inc. Rights, Expire 12/31/19*,(b),(c)	0
2,627	PHI Group, Inc., Warrants, Expire 9/4/22*,(b),(c)	0
703	SilverBow Resources, Inc., Warrants, Expire 12/31/49*	1

Total Rights/Warrants		64

(Cost $73,487)

Principal Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
1,302	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
		0
Total Corporate Bonds		0
(Cost $0)

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
Investment Company — 5.80%
4,597,695	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$4,597,695

Total Investment Company		4,597,695

(Cost $4,597,695)

Total Investments		$79,182,250
(Cost $97,456,312)(e) — 99.88%

Other assets in excess of liabilities — 0.12%		98,756

NET ASSETS — 100.00%		$79,281,006

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

March 31, 2020 (Unaudited)

Shares		Value
Common Stocks — 96.57%
Communication Services — 2.31%
48,407	Gray Television, Inc.*	$519,891
9,620	Nexstar Media Group, Inc., Class A	555,363

		1,075,254

Consumer Discretionary — 7.74%
47,820	Dana, Inc.	373,474
35,140	G-III Apparel Group Ltd.*	270,578
9,660	Grand Canyon Education, Inc.*	736,913
17,975	Steven Madden Ltd.	417,559
50,650	Taylor Morrison Home Corp., Class A*	557,150
77,044	Tilly’s, Inc., Class A	318,192
14,940	Universal Electronics, Inc.*	573,248
113,190	ZAGG, Inc.*	352,021

		3,599,135

Consumer Staples — 3.61%
61,460	Hostess Brands, Inc.*	655,164
11,440	John B Sanfilippo & Son, Inc.	1,022,736

		1,677,900

Energy — 2.53%
34,460	Delek US Holdings, Inc.	543,090
103,500	Magnolia Oil & Gas Corp., Class A*	414,000
30,890	Par Pacific Holdings, Inc.*	219,319

		1,176,409

Financials — 27.70%
11,690	American Financial Group, Inc.	819,235
15,310	Amerisafe, Inc.	987,036
30,660	CenterState Bank Corp.	528,272
20,030	Columbia Banking System, Inc.	536,804
12,730	Community Bank System, Inc.	748,524
101,608	Compass Diversified Holdings LP	1,361,547
43,270	First Busey Corp.	740,350
36,090	Heritage Financial Corp.	721,800
29,570	Hilltop Holdings, Inc.	447,098
11,040	Independent Bank Group, Inc.	261,427
31,090	Mercantile Bank Corp.	658,175
15,547	Northrim BanCorp, Inc.	419,769
24,115	Pacific Premier Bancorp, Inc.	454,327
8,860	Reinsurance Group of America, Inc.	745,480
26,010	Sterling Bancorp	271,805
12,820	Stock Yards Bancorp, Inc.	370,883
32,650	TCF Financial Corp.	739,849
20,480	TriCo Bancshares	610,714
8,200	Triumph Bancorp, Inc.*	213,200

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
48,830	United Community Banks, Inc.	$894,077
13,670	WSFS Financial Corp.	340,656

		12,871,028

Health Care — 5.77%
17,352	Emergent BioSolutions, Inc.*	1,003,987
16,260	Globus Medical, Inc., Class A*	691,538
53,640	Invacare Corp.	398,545
31,290	Lantheus Holdings, Inc.*	399,260
16,050	MEDNAX, Inc.*	186,822

		2,680,152

Industrials — 14.58%
149,268	ACCO Brands Corp.	753,803
30,130	BMC Stock Holdings, Inc.*	534,205
16,530	Casella Waste Systems, Inc., Class A*	645,662
48,880	Columbus McKinnon Corp.	1,222,000
18,909	Ducommun, Inc.*	469,889
8,890	EnerSys	440,233
34,225	Greenbrier Cos., Inc. (The)	607,151
7,650	Herman Miller, Inc.	169,830
14,100	Kennametal, Inc.	262,542
5,755	Kirby Corp.*	250,170
40,366	Marten Transport Ltd.	828,310
33,000	NN, Inc.	57,090
18,970	Patrick Industries, Inc.	534,195

		6,775,080

Information Technology — 8.47%
41,470	AXT, Inc.*	133,119
2,290	Coherent, Inc.*	243,679
19,840	Cohu, Inc.	245,619
18,520	Model N, Inc.*	411,329
7,860	Novanta, Inc.*	627,857
20,097	PC Connection, Inc.	828,197
30,025	Sapiens International Corp. NV	571,076
61,000	Viavi Solutions, Inc.*	683,810
9,640	Vishay Precision Group, Inc.*	193,571

		3,938,257

Materials — 5.00%
53,770	FutureFuel Corp.	605,988
8,390	Kaiser Aluminum Corp.	581,259
19,059	Koppers Holdings, Inc.*	235,760
10,270	Reliance Steel & Aluminum Co.	899,549

		2,322,556

Real Estate — 10.49%
84,210	Braemar Hotels & Resorts, Inc., REIT	143,157
42,540	CatchMark Timber Trust, Inc., REIT, Class A	307,139

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2020 (Unaudited)

Shares		Value
30,130	Columbia Property Trust, Inc., REIT	$376,625
14,009	Community Healthcare Trust, Inc., REIT	536,264
18,710	CubeSmart, REIT	501,241
60,540	DiamondRock Hospitality Co., REIT	307,543
5,010	EastGroup Properties, Inc., REIT	523,445
10,934	National Storage Affiliates Trust, REIT	323,646
31,680	Physicians Realty Trust, REIT	441,619
25,540	STAG Industrial, Inc., REIT	575,161
4,920	Terreno Realty Corp., REIT	254,610
53,859	UMH Properties, Inc., REIT	584,909

		4,875,359

Utilities — 8.37%
24,690	Portland General Electric Co.	1,183,639
17,260	Southwest Gas Holdings, Inc.	1,200,605
20,188	Spire, Inc.	1,503,602

		3,887,846

Total Common Stocks		44,878,976

(Cost $64,429,542)

Investment Company — 2.79%
1,298,147	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,298,147

Total Investment Company		1,298,147

(Cost $1,298,147)

Total Investments		$46,177,123
(Cost $65,727,689)(b) — 99.36%

Other assets in excess of liabilities — 0.64%		297,233

NET ASSETS — 100.00%		$46,474,356

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

35

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $72,076,282, $39,802,360 and $53,681,124, respectively)	$76,098,112	$45,230,723	$59,486,193
Affiliated investments (cost $1,007,732, $986,594 and $648,015, respectively)	1,007,732	986,594	648,015
Cash	29,787	—	—
Interest and dividend receivable	20,428	12,894	37,046
Receivable for capital shares issued	143,317	—	26,960
Receivable for investments sold	—	107,968	261,830
Prepaid expenses and other assets	23,003	17,717	27,975

Total Assets	77,322,379	46,355,896	60,488,019

Liabilities:
Foreign withholding tax payable	4,298	4,354	4,184
Payable for capital shares redeemed	12,014	—	7,632
Payable for investments purchased	716,280	62,777	180,278
Accrued expenses and other payables:
Investment advisory fees	21,256	24,408	21,961
Accounting fees	2,375	2,250	2,323
Audit fees	18,056	18,056	18,056
Trustees’ fees	422	471	1,537
Distribution fees	14,348	20	1,284
Custodian fees	851	1,204	2,744
Shareholder reports	5,568	—	3,989
Transfer agent fees	42,964	9,274	41,996
Other	5,691	3,118	14,793

Total Liabilities	844,123	125,932	300,777

Net Assets	$76,478,256	$46,229,964	$60,187,242

Net Assets Consists of:
Capital	$71,798,479	$37,975,323	$38,278,292
Accumulated earnings	4,679,777	8,254,641	21,908,950

Net Assets	$76,478,256	$46,229,964	$60,187,242

36

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2020 (Unaudited)

	RBC SMID Cap Growth Fund		RBC Enterprise Fund		RBC Small Cap Core Fund
Net Assets
Class A	$9,530,382			$502,632	$4,848,787
Class I	66,936,248			45,727,332	55,321,231
Class R6	11,626			N/A	17,224

Total	$76,478,256			$46,229,964	$60,187,242

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	966,324			42,324	243,950
Class I	5,815,997			3,639,976	2,633,871
Class R6	1,008			N/A	819

Total	6,783,329			3,682,300	2,878,640

Net Asset Values and Redemption Prices Per Share:
Class A(a)	$9.86			$11.88	$19.88

Class I	$11.51			$12.56	$21.00

Class R6	$11.53	(b)	$	N/A	$21.03

Maximum Offering Price Per Share:

Class A	$10.46			$12.60	$21.09

Maximum Sales Charge - Class A	5.75%			5.75%	5.75%

(a)

For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

(b)	Net asset value is calculated using unrounded net assets of $11,626.12 divided by the unrounded shares outstanding of 1,007.822.

37

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2020 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $92,858,617 and $64,429,542, respectively)	$74,584,555	$44,878,976
Affiliated investments (cost $4,597,695 and $1,298,147, respectively)	4,597,695	1,298,147
Cash	37,800	—
Interest and dividend receivable	130,536	58,662
Receivable for capital shares issued	50,172	340,297
Prepaid expenses and other assets	34,425	43,242

Total Assets	79,435,183	46,619,324

Liabilities:
Foreign withholding tax payable	5,044	4,271
Payable for capital shares redeemed	54,495	64,708
Accrued expenses and other payables:
Investment advisory fees	48,148	16,744
Accounting fees	2,407	2,260
Audit fees	18,056	18,056
Trustees’ fees	745	1,035
Distribution fees	2,562	—
Custodian fees	—	1,277
Shareholder reports	—	5,132
Transfer agent fees	18,100	21,080
Other	4,620	10,405

Total Liabilities	154,177	144,968

Net Assets	$79,281,006	$46,474,356

Net Assets Consists of:
Capital	$92,250,631	$79,532,278
Accumulated earnings	(12,969,625)	(33,057,922)

Net Assets	$79,281,006	$46,474,356

38

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2020 (Unaudited)

	RBC Microcap Value Fund		RBC Small Cap Value Fund
Net Assets
Class A		$2,038,422	$	N/A
Class I		77,242,584		41,294,056
Class R6		N/A		5,180,300

Total		$79,281,006		$46,474,356

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		118,762		N/A
Class I		4,503,371		4,851,257
Class R6		N/A		604,868

Total		4,622,133		5,456,125

Net Asset Values and Redemption Prices Per Share:
Class A(a)		$17.16	$	N/A

Class I		$17.15		$8.51

Class R6	$	N/A		$8.56

Maximum Offering Price Per Share:

Class A		$18.21	$	N/A

Maximum Sales Charge - Class A		5.75%		N/A

(a)

For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See Notes to the Financial Statements.

39

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2020

(Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Investment Income:
Interest income	$12,976	$7,676	$15,342
Dividend income - unaffiliated	315,529	373,906	781,253
Dividend income - affiliated	13,010	7,688	15,374

Total Investment Income	341,515	389,270	811,969
Expenses:
Investment advisory fees	335,666	316,073	541,137
Distribution fees–Class A	15,092	931	8,740
Accounting fees	18,076	16,920	19,397
Audit fees	16,529	16,529	16,529
Custodian fees	1,552	2,283	4,442
Insurance fees	2,000	2,000	2,000
Legal fees	4,002	3,148	7,993
Registrations and filing fees	28,242	19,473	28,438
Shareholder reports	12,948	17,696	19,786
Transfer agent fees–Class A	13,563	2,728	8,640
Transfer agent fees–Class I	83,942	39,947	92,758
Transfer agent fees–Class R6	1,918	—	1,941
Trustees’ fees and expenses	3,885	2,927	6,386
Tax expense	2,360	2,251	2,580
Other fees	3,541	3,004	4,567

Total expenses before fee waiver/reimbursement	543,316	445,910	765,334
Expenses waived/reimbursed by:
Advisor	(135,018)	(83,691)	(183,630)

Net expenses	408,298	362,219	581,704

Net Investment Income (Loss)	(66,783)	27,051	230,265

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	1,153,786	4,468,171	21,044,936
Net change in unrealized depreciation on investments	(17,967,224)	(22,180,308)	(42,397,057)

Net realized/unrealized losses	(16,813,438)	(17,712,137)	(21,352,121)

Change in net assets resulting from operations	$(16,880,221)	$(17,685,086)	$(21,121,856)

40

FINANCIAL STATEMENTS
Statements of Operations (cont.)

For the Six Months Ended March 31, 2020 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Investment Income:
Interest income	$33,873	$9,559
Dividend income - unaffiliated	934,732	555,307
Dividend income - affiliated	27,473	9,560
Foreign tax withholding	(1,203)	—

Total Investment Income	994,875	574,426
Expenses:
Investment advisory fees	510,650	225,099
Distribution fees–Class A	4,183	—
Accounting fees	26,636	17,310
Audit fees	16,529	16,529
Custodian fees	796	4,555
Insurance fees	2,000	2,001
Legal fees	5,196	5,919
Registrations and filing fees	20,042	20,464
Shareholder reports	22,149	16,745
Transfer agent fees–Class A	6,995	—
Transfer agent fees–Class I	74,608	45,819
Transfer agent fees–Class R6	—	1,969
Trustees’ fees and expenses	4,893	3,302
Tax expense	1,983	2,340
Other fees	3,568	3,108

Total expenses before fee waiver/reimbursement	700,228	365,160
Expenses waived/reimbursed by:
Advisor	(88,939)	(93,629)

Net expenses	611,289	271,531

Net Investment Income	383,586	302,895

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) from investment transactions	6,519,394	(1,484,416)
Net change in unrealized depreciation on investments	(43,443,719)	(20,753,365)

Net realized/unrealized losses	(36,924,325)	(22,237,781)

Change in net assets resulting from operations	$(36,540,739)	$(21,934,886)

See Notes to the Financial Statements.

41

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities
Operations:
Net investment loss	$(66,783)	$(269,213)
Net realized gains from investments	1,153,786	7,014,406
Net change in unrealized depreciation on investments	(17,967,224)	(5,964,386)

Change in net assets resulting from operations	(16,880,221)	780,807

Distributions to Shareholders:
Class A	(997,220)	(985,499)
Class I	(6,014,674)	(5,713,741)
Class R6	(1,031)	(955)

Change in net assets resulting from shareholder distributions	(7,012,925)	(6,700,195)

Capital Transactions:
Proceeds from shares issued	12,013,824	15,720,473
Distributions reinvested	6,994,739	6,687,727
Cost of shares redeemed	(11,903,677)	(19,639,972)

Change in net assets resulting from capital transactions	7,104,886	2,768,228

Net decrease in net assets	(16,788,260)	(3,151,160)
Net Assets:
Beginning of period	93,266,516	96,417,676

End of period	$76,478,256	$93,266,516

Share Transactions:
Issued	841,322	1,125,695
Reinvested	478,885	577,278
Redeemed	(869,728)	(1,381,438)

Change in shares resulting from capital transactions	450,479	321,535

See Notes to the Financial Statements.

42

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities
Operations:
Net investment income/(loss)	$27,051	$(39,259)
Net realized gains from investments	4,468,171	4,661,242
Net change in unrealized depreciation on investments	(22,180,308)	(14,775,845)

Change in net assets resulting from operations	(17,685,086)	(10,153,862)

Distributions to Shareholders:
Class A	(51,458)	(142,776)
Class I	(4,545,146)	(8,792,654)

Change in net assets resulting from shareholder distributions	(4,596,604)	(8,935,430)

Capital Transactions:
Proceeds from shares issued	162,792	676,918
Distributions reinvested	4,204,758	8,231,031
Cost of shares redeemed	(4,765,111)	(7,422,671)

Change in net assets resulting from capital transactions	(397,561)	1,485,278

Net decrease in net assets	(22,679,251)	(17,604,014)
Net Assets:
Beginning of period	68,909,215	86,513,229

End of period	$46,229,964	$68,909,215

Share Transactions:
Issued	9,496	33,714
Reinvested	220,635	537,376
Redeemed	(270,637)	(397,569)

Change in shares resulting from capital transactions	(40,506)	173,521

See Notes to the Financial Statements.

43

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities
Operations:
Net investment income	$230,265	$156,232
Net realized gains from investments	21,044,936	8,284,197
Net change in unrealized depreciation on investments	(42,397,057)	(50,210,190)

Change in net assets resulting from operations	(21,121,856)	(41,769,761)

Distributions to Shareholders:
Class A	(371,626)	(928,473)
Class I	(6,238,305)	(20,302,793)
Class R6	(1,783)	(8,302)

Change in net assets resulting from shareholder distributions	(6,611,714)	(21,239,568)

Capital Transactions:
Proceeds from shares issued	8,550,458	18,862,361
Distributions reinvested	6,458,914	20,827,321
Cost of shares redeemed	(70,199,679)	(95,351,191)

Change in net assets resulting from capital transactions	(55,190,307)	(55,661,509)

Net decrease in net assets	(82,923,877)	(118,670,838)
Net Assets:
Beginning of period	143,111,119	261,781,957

End of period	$60,187,242	$143,111,119

Share Transactions:
Issued	278,500	607,712
Reinvested	199,802	794,304
Redeemed	(2,273,413)	(3,016,688)

Change in shares resulting from capital transactions	(1,795,111)	(1,614,672)

See Notes to the Financial Statements.

44

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities
Operations:
Net investment income	$383,586	$1,299,432
Net realized gains from investments	6,519,394	6,777,595
Net change in unrealized depreciation on investments	(43,443,719)	(18,371,918)

Change in net assets resulting from operations	(36,540,739)	(10,294,891)

Distributions to Shareholders:
Class A	(216,383)	(524,523)
Class I	(7,334,605)	(11,298,153)

Change in net assets resulting from shareholder distributions	(7,550,988)	(11,822,676)

Capital Transactions:
Proceeds from shares issued	10,185,384	10,087,917
Distributions reinvested	6,833,581	10,646,818
Cost of shares redeemed	(10,163,378)	(18,732,119)

Change in net assets resulting from capital transactions	6,855,587	2,002,616

Net decrease in net assets	(37,236,140)	(20,114,951)
Net Assets:
Beginning of period	116,517,146	136,632,097

End of period	$79,281,006	$116,517,146

Share Transactions:
Issued	414,050	384,167
Reinvested	257,668	457,315
Redeemed	(438,917)	(720,720)

Change in shares resulting from capital transactions	232,801	120,762

See Notes to the Financial Statements.

45

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Value Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
From Investment Activities
Operations:
Net investment income	$302,895	$1,071,608
Net realized losses from investments	(1,484,416)	(11,346,761)
Net change in unrealized depreciation on investments	(20,753,365)	(5,459,617)

Change in net assets resulting from operations	(21,934,886)	(15,734,770)

Distributions to Shareholders:
Class I	(767,953)	(3,592,109)
Class R6	(98,525)	(225,065)

Change in net assets resulting from shareholder distributions	(866,478)	(3,817,174)

Capital Transactions:
Proceeds from shares issued	19,036,730	58,236,591
Distributions reinvested	385,721	2,500,140
Cost of shares redeemed	(13,110,957)	(131,441,798)

Change in net assets resulting from capital transactions	6,311,494	(70,705,067)

Net decrease in net assets	(16,489,870)	(90,257,011)
Net Assets:
Beginning of period	62,964,226	153,221,237

End of period	$46,474,356	$62,964,226

Share Transactions:
Issued	1,594,429	5,045,518
Reinvested	29,182	244,503
Redeemed	(1,309,529)	(11,386,517)

Change in shares resulting from capital transactions	314,082	(6,096,496)

See Notes to the Financial Statements.

46

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/20 (Unaudited)	$13.04	(0.02)	(2.06)	—	(2.08)	—	(1.10)	(1.10)	$ 9.86
Year Ended 9/30/19	14.39	(0.06)	(0.18)	—(b)	(0.24)	—	(1.11)	(1.11)	13.04
Year Ended 9/30/18	14.72	(0.07)	2.85	—(b)	2.78	—	(3.11)	(3.11)	14.39
Year Ended 9/30/17	13.92	(0.07)	1.91	—(b)	1.84	—	(1.04)	(1.04)	14.72
Year Ended 9/30/16	13.57	(0.06)	1.95	—(b)	1.89	—	(1.54)	(1.54)	13.92
Year Ended 9/30/15	15.60	(0.08)	0.53	—(b)	0.45	—	(2.48)	(2.48)	13.57
Class I
Six Months Ended 3/31/20 (Unaudited)	$15.02	(0.01)	(2.40)	—	(2.41)	—	(1.10)	(1.10)	$11.51
Year Ended 9/30/19	16.33	(0.04)	(0.16)	—	(0.20)	—	(1.11)	(1.11)	15.02
Year Ended 9/30/18	16.26	(0.04)	3.22	—(b)	3.18	—	(3.11)	(3.11)	16.33
Year Ended 9/30/17	15.24	(0.04)	2.10	—(b)	2.06	—	(1.04)	(1.04)	16.26
Year Ended 9/30/16	14.68	(0.03)	2.13	—(b)	2.10	—	(1.54)	(1.54)	15.24
Year Ended 9/30/15	16.65	(0.05)	0.56	—(b)	0.51	—	(2.48)	(2.48)	14.68
Class R6
Six Months Ended 3/31/20 (Unaudited)	$15.05	—	(2.42)	—	(2.42)	—	(1.10)	(1.10)	$11.53
Year Ended 9/30/19	16.35	(0.03)	(0.16)	—	(0.19)	—	(1.11)	(1.11)	15.05
Year Ended 9/30/18	16.27	(0.04)	3.23	—	3.19	—	(3.11)	(3.11)	16.35
Period Ended 9/30/17(c)	15.30	(0.03)	2.04	—	2.01	—	(1.04)	(1.04)	16.27

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

47

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/20 (Unaudited)	(17.91	)%(c)	$ 9,530	1.07	%(d)	(0.36	)%(d)	1.37	%(d)	6%
Year Ended 9/30/19	0.41%		12,059	1.07%		(0.51)%		1.38%		17%
Year Ended 9/30/18	22.67%		12,966	1.07%		(0.53)%		1.40%		22%
Year Ended 9/30/17	14.18%		11,600	1.10%		(0.50)%		1.50%		18%
Year Ended 9/30/16	14.99%		12,106	1.10%		(0.43)%		1.46%		14%
Year Ended 9/30/15	2.20%		12,070	1.10%		(0.56)%		1.45%		18%
Class I
Six Months Ended 3/31/20 (Unaudited)	(17.74	)%(c)	$66,936	0.82	%(d)	(0.11	)%(d)	1.09	%(d)	6%
Year Ended 9/30/19	0.62%		81,193	0.82%		(0.26)%		0.99%		17%
Year Ended 9/30/18	23.04%		83,437	0.82%		(0.28)%		0.98%		22%
Year Ended 9/30/17	14.40%		65,463	0.85%		(0.26)%		1.07%		18%
Year Ended 9/30/16	15.32%		86,067	0.85%		(0.18)%		1.05%		14%
Year Ended 9/30/15	2.44%		54,935	0.85%		(0.31)%		1.07%		18%
Class R6
Six Months Ended 3/31/20 (Unaudited)	(17.70	)%(c)	$ 12	0.77	%(d)	(0.06	)%(d)	27.50	%(d)	6%
Year Ended 9/30/19	0.69%		14	0.77%		(0.21)%		27.43%		17%
Year Ended 9/30/18	23.09%		14	0.77%		(0.23)%		29.30%		22%
Period Ended 9/30/17	14.03	%(c)	11	0.80	%(d)	(0.22	)%(d)	50.53	%(d)	18%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

48

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/20 (Unaudited)	$17.59	(0.01)	(4.43)	—	(4.44)	—	(1.27)	(1.27)	$11.88
Year Ended 9/30/19	23.38	(0.05)	(3.17)	—	(3.22)	—	(2.57)	(2.57)	17.59
Year Ended 9/30/18	26.86	(0.13)	1.70	—(b)	1.57	—	(5.05)	(5.05)	23.38
Year Ended 9/30/17	21.49	(0.09)	5.68	—(b)	5.59	(0.01)	(0.21)	(0.22)	26.86
Year Ended 9/30/16	20.16	(0.07)	2.59	—(b)	2.52	—	(1.19)	(1.19)	21.49
Year Ended 9/30/15	25.16	(0.07)	(1.72)	—(b)	(1.79)	—	(3.21)	(3.21)	20.16
Class I
Six Months Ended 3/31/20 (Unaudited)	$18.52	0.01	(4.69)	—(b)	(4.68)	(0.01)	(1.27)	(1.28)	$12.56
Year Ended 9/30/19	24.39	(0.01)	(3.29)	—(b)	(3.30)	—	(2.57)	(2.57)	18.52
Year Ended 9/30/18	27.74	(0.07)	1.77	—(b)	1.70	—	(5.05)	(5.05)	24.39
Year Ended 9/30/17	22.17	(0.03)	5.87	—(b)	5.84	(0.06)	(0.21)	(0.27)	27.74
Year Ended 9/30/16	20.77	(0.02)	2.66	—(b)	2.64	(0.05)	(1.19)	(1.24)	22.17
Year Ended 9/30/15	25.77	(0.02)	(1.77)	—(b)	(1.79)	—	(3.21)	(3.21)	20.77

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

49

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/20 (Unaudited)	(27.71	)%(c)	$ 503	1.33	%(d)	(0.15	)%(d)	2.18	%(d)	12%
Year Ended 9/30/19	(11.52)%		787	1.33%		(0.28)%		2.13%		20%
Year Ended 9/30/18	6.79%		963	1.33%		(0.54)%		1.95%		15%
Year Ended 9/30/17	26.15%		1,445	1.33%		(0.39)%		1.96%		26%
Year Ended 9/30/16	13.31%		1,303	1.33%		(0.35)%		2.00%		11%
Year Ended 9/30/15	(8.73)%		1,410	1.33%		(0.30)%		1.85%		16%
Class I
Six Months Ended 3/31/20 (Unaudited)	(27.64	)%(c)	$ 45,727	1.08	%(d)	0.08	%(d)	1.32	%(d)	12%
Year Ended 9/30/19	(11.35)%		68,122	1.08%		(0.05)%		1.30%		20%
Year Ended 9/30/18	7.08%		85,550	1.08%		(0.30)%		1.23%		15%
Year Ended 9/30/17	26.51%		89,379	1.08%		(0.11)%		1.28%		26%
Year Ended 9/30/16	13.56%		103,083	1.08%		(0.09)%		1.25%		11%
Year Ended 9/30/15	(8.50)%		104,237	1.08%		(0.09)%		1.21%		16%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

50

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/20 (Unaudited)	$29.14	0.02	(7.74)	—	(7.72)	—	(1.54)	(1.54)	$19.88
Year Ended 9/30/19	39.96	(0.05)	(6.83)	—(b)	(6.88)	—	(3.94)	(3.94)	29.14
Year Ended 9/30/18	38.85	(0.12)	2.38	—	2.26	—	(1.15)	(1.15)	39.96
Year Ended 9/30/17	33.53	(0.04)	5.36	—(b)	5.32	—	—	—	38.85
Year Ended 9/30/16	28.55	(0.07)	5.46	—(b)	5.39	—	(0.41)	(0.41)	33.53
Year Ended 9/30/15	30.66	(0.04)	(0.91)	—(b)	(0.95)	—	(1.16)	(1.16)	28.55
Class I
Six Months Ended 3/31/20 (Unaudited)	$30.70	0.06	(8.20)	—(b)	(8.14)	(0.02)	(1.54)	(1.56)	$21.00
Year Ended 9/30/19	41.71	0.03	(7.10)	—(b)	(7.07)	—	(3.94)	(3.94)	30.70
Year Ended 9/30/18	40.42	(0.02)	2.48	—	2.46	(0.01)	(1.16)	(1.17)	41.71
Year Ended 9/30/17	34.85	0.04	5.59	—(b)	5.63	(0.06)	—	(0.06)	40.42
Year Ended 9/30/16	29.61	—(b)	5.67	—(b)	5.67	(0.02)	(0.41)	(0.43)	34.85
Year Ended 9/30/15	31.68	0.04	(0.95)	—(b)	(0.91)	—	(1.16)	(1.16)	29.61
Class R6
Six Months Ended 3/31/20 (Unaudited)	$30.72	0.05	(8.19)	—	(8.14)	(0.01)	(1.54)	(1.55)	$21.03
Year Ended 9/30/19	41.78	0.08	(7.20)	—	(7.12)	—	(3.94)	(3.94)	30.72
Year Ended 9/30/18	40.46	—(b)	2.47	—	2.47	—	(1.15)	(1.15)	41.78
Period Ended 9/30/17(c)	37.08	(0.11)	3.52	—	3.41	(0.03)	—	(0.03)	40.46

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

51

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/20 (Unaudited)	(28.35	)%(c)	$ 4,849	1.15	%(d)	0.13	%(d)	1.53	%(d)	23%
Year Ended 9/30/19	(15.57)%		7,004	1.15%		(0.16)%		1.46%		28%
Year Ended 9/30/18	5.80%		12,012	1.15%		(0.29)%		1.37%		24%
Year Ended 9/30/17	15.87%		14,574	1.15%		(0.11)%		1.47%		29%
Year Ended 9/30/16	19.07%		12,960	1.15%		(0.23)%		1.47%		20%
Year Ended 9/30/15	(3.47)%		7,303	1.15%		(0.13)%		1.34%		36%
Class I
Six Months Ended 3/31/20 (Unaudited)	(28.29	)%(c)	$ 55,321	0.90	%(d)	0.38	%(d)	1.18	%(d)	23%
Year Ended 9/30/19	(15.35)%		136,072	0.90%		0.10%		1.11%		28%
Year Ended 9/30/18	6.06%		249,678	0.90%		(0.05)%		1.05%		24%
Year Ended 9/30/17	16.18%		274,434	0.90%		0.10%		1.15%		29%
Year Ended 9/30/16	19.35%		244,713	0.90%		(0.01)%		1.13%		20%
Year Ended 9/30/15	(3.22)%		226,237	0.90%		0.11%		1.13%		36%
Class R6
Six Months Ended 3/31/20 (Unaudited)	(28.27	)%(c)	$ 17	0.87	%(d)	0.35	%(d)	13.88	%(d)	23%
Year Ended 9/30/19	(15.46)%		35	0.87%		0.25%		11.85%		28%
Year Ended 9/30/18	6.10%		92	0.87%		(0.01)%		1.30%		24%
Period Ended 9/30/17(e)	9.21	%(c)	1,041	0.87	%(d)	(0.33	)%(d)	6.88	%(d)	29%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.
(e)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

52

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/20 (Unaudited)	$26.52	0.05	(7.74)	—	(7.69)	(0.23)	(1.44)	(1.67)	$17.16
Year Ended 9/30/19	31.95	0.23	(2.89)	—(b)	(2.66)	(0.21)	(2.56)	(2.77)	26.52
Year Ended 9/30/18	32.91	0.16	2.01	—(b)	2.17	(0.08)	(3.05)	(3.13)	31.95
Year Ended 9/30/17	29.05	0.09	5.45	—(b)	5.54	(0.07)	(1.61)	(1.68)	32.91
Year Ended 9/30/16	25.88	0.04	3.50	—(b)	3.54	(0.08)	(0.29)	(0.37)	29.05
Year Ended 9/30/15	26.68	0.06	(0.06)	—(b)	—	(0.10)	(0.70)	(0.80)	25.88
Class I
Six Months Ended 3/31/20 (Unaudited)	$26.55	0.09	(7.74)	—(b)	(7.65)	(0.31)	(1.44)	(1.75)	$17.15
Year Ended 9/30/19	32.01	0.30	(2.91)	—	(2.61)	(0.29)	(2.56)	(2.85)	26.55
Year Ended 9/30/18	32.97	0.23	2.03	—(b)	2.26	(0.17)	(3.05)	(3.22)	32.01
Year Ended 9/30/17	29.10	0.17	5.46	—(b)	5.63	(0.15)	(1.61)	(1.76)	32.97
Year Ended 9/30/16	25.92	0.11	3.51	—(b)	3.62	(0.15)	(0.29)	(0.44)	29.10
Year Ended 9/30/15	26.73	0.13	(0.07)	—(b)	0.06	(0.17)	(0.70)	(0.87)	25.92

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

53

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/20 (Unaudited)	(31.23	)%(b)	$ 2,038	1.32	%(c)	0.42	%(c)	1.75	%(c)	15%
Year Ended 9/30/19	(7.16)%		3,597	1.32%		0.86%		1.68%		9%
Year Ended 9/30/18	7.12%		6,477	1.32%		0.50%		1.64%		5%
Year Ended 9/30/17	19.32%		7,276	1.32%		0.31%		1.75%		9%
Year Ended 9/30/16	13.80%		9,136	1.32%		0.15%		1.76%		11%
Year Ended 9/30/15	(0.18)%		10,300	1.32%		0.20%		1.69%		5%
Class I
Six Months Ended 3/31/20 (Unaudited)	(31.19	)%(b)	$ 77,243	1.07	%(c)	0.68	%(c)	1.22	%(c)	15%
Year Ended 9/30/19	(6.92)%		112,921	1.07%		1.12%		1.20%		9%
Year Ended 9/30/18	7.41%		130,155	1.07%		0.74%		1.18%		5%
Year Ended 9/30/17	19.62%		139,635	1.07%		0.56%		1.25%		9%
Year Ended 9/30/16	14.10%		141,313	1.07%		0.40%		1.24%		11%
Year Ended 9/30/15	0.04%		130,135	1.07%		0.47%		1.22%		5%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.
(c)	Annualized.

See Notes to the Financial Statements.

54

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 3/31/20 (Unaudited)	$12.24	0.44	(4.02)	0.01	(3.57)	(0.16)	—	(0.16)	$ 8.51
Year Ended 9/30/19	13.63	0.11	(1.13)	—(b)	(1.02)	(0.09)	(0.28)	(0.37)	12.24
Year Ended 9/30/18	13.43	0.10	0.47	—(b)	0.57	(0.08)	(0.29)	(0.37)	13.63
Year Ended 9/30/17	11.33	0.06	2.31	—(b)	2.37	(0.05)	(0.22)	(0.27)	13.43
Year Ended 9/30/16	9.73	0.08	1.76	—(b)	1.84	(0.16)	(0.08)	(0.24)	11.33
Period Ended 9/30/15(c)	10.00	0.06	(0.30)	—(b)	(0.24)	(0.03)	—	(0.03)	9.73
Class R6
Six Months Ended 3/31/20 (Unaudited)	$12.31	0.01	(3.59)	—	(3.58)	(0.17)	—	(0.17)	$ 8.56
Year Ended 9/30/19	13.71	0.13	(1.15)	—	(1.02)	(0.10)	(0.28)	(0.38)	12.31
Year Ended 9/30/18	13.51	0.11	0.46	—	0.57	(0.08)	(0.29)	(0.37)	13.71
Period Ended 9/30/17(d)	12.26	0.06	1.41	—	1.47	—	(0.22)	(0.22)	13.51

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from December 3, 2014 (commencement of operations) to September 30, 2015.
(d)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

55

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class I
Six Months Ended 3/31/20 (Unaudited)	(29.62	)%(b)	$ 41,294	0.85	%(c)	0.93	%(c)	1.15	%(c)	46%
Year Ended 9/30/19	(6.91)%		55,686	0.85%		0.95%		0.98%		52%
Year Ended 9/30/18	4.24%		144,979	0.91	%(d)	0.75%		0.99%		29%
Year Ended 9/30/17	21.10%		72,852	1.00%		0.48%		1.19%		35%
Year Ended 9/30/16	19.26%		6,127	1.00%		0.79%		2.71%		47%
Period Ended 9/30/15(e)	(2.42	)%(b)	5,085	1.00	%(c)	0.67	%(c)	3.50	%(c)	41%
Class R6
Six Months Ended 3/31/20 (Unaudited)	(29.59	)%(b)	$ 5,180	0.80	%(c)	1.01	%(c)	1.04	%(c)	46%
Year Ended 9/30/19	(6.89)%		7,278	0.80%		1.07%		0.95%		52%
Year Ended 9/30/18	4.22%		8,242	0.87	%(d)	0.83%		0.98%		29%
Period Ended 9/30/17(f)	12.10	%(b)	5,956	0.95	%(c)	0.56	%(c)	1.31	%(c)	35%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.
(c)	Annualized.
(d)

Beginning July 2, 2018, the net operating expenses were contractually limited to 0.85% and 0.80% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2018.

(e)	For the period from December 3, 2014 (commencement of operations) to September 30, 2015.
(f)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

56

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

– RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

– RBC Enterprise Fund (“Enterprise Fund”)

– RBC Small Cap Core Fund (“Small Cap Core Fund”)

– RBC Microcap Value Fund (“Microcap Value Fund”)

– RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth and Small Cap Core Funds offer three share classes: Class A, Class R6 and Class I shares. The Enterprise and Microcap Value Funds offer two share classes: Class A and Class I shares. The Small Cap Value Fund offers Class I and Class R6 shares. On November 27, 2012, Class C shares were converted to Class A shares for the SMID Cap Growth, Enterprise, Small Cap Core and Microcap Value Funds and Class S shares were converted to Class I shares for SMID Cap Growth and Enterprise Funds. For the Small Cap Core and Microcap Value Funds, which did not previously have Class I shares, the Class S shares were redesignated as Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM-US“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Recent Accounting Standards:

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last

57

NOTES TO FINANCIAL STATEMENTS

available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their

58

NOTES TO FINANCIAL STATEMENTS

direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2020 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$77,105,844	(a)	$ —		$—	$77,105,844
Enterprise Fund	46,217,317	(a)	—		—	46,217,317
Small Cap Core Fund	60,134,208	(a)	—		—	60,134,208
Microcap Value Fund	78,172,825	(a)	1,009,425	(b)	—	79,182,250
Small Cap Value Fund	46,177,123	(a)	—		—	46,177,123

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

(b)	Represents securities in the Consumer Staples ($126,000) and Financial ($883,425) sections of the Schedule of Portfolio Investments.

59

NOTES TO FINANCIAL STATEMENTS

During the period ended March 31, 2020, the Funds, except Microcap Value Fund, recognized no transfers to/from Level 1 or Level 2. For Microcap Value Fund, securities were transferred from Level 2 to Level 1 in the amount of $820,749 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund
Common Stocks– (Financials)
Balance as of 9/30/19(value)	$16,968
Sales (Paydowns)	(16,968)

Balance as of 3/31/20(value)	$—

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used may include assumptions regarding the particular security’s cash flow profile and potential defaults which may not be generally observable for either the security or for assets of a similar type. Significant changes in any of these assumptions may result in a lower or higher fair value.

Financial Instruments:

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended March 31, 2020.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

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NOTES TO FINANCIAL STATEMENTS

	Value September 30, 2019	Purchases	Sales	Value March 31, 2020	Dividends
Investments in U.S. Government Money Market Fund —RBC Institutional Class 1
SMID Cap Growth Fund	$1,040,102	$10,293,450	$10,325,820	$1,007,732	$13,010
Enterprise Fund	1,072,120	6,688,885	6,774,411	986,594	7,688
Small Cap Core Fund	540,071	27,012,301	26,904,357	648,015	15,374
Microcap Value Fund	3,404,692	17,203,028	16,010,025	4,597,695	27,473
Small Cap Value Fund	1,057,719	23,673,636	23,433,208	1,298,147	9,560

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions and basis adjustments on investments in passive foreign investment companies (PFICs) and partnerships.), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average

61

NOTES TO FINANCIAL STATEMENTS

daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 Million	1.00%
	Over $30 Million	0.90%
Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Small Cap Value Fund	All Net Assets	0.70%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
SMID Cap Growth Fund	1.07%	0.82%	0.77%
Enterprise Fund	1.33%	1.08%	N/A
Small Cap Core Fund	1.15%	0.90%	0.87%
Microcap Value Fund	1.32%	1.07%	N/A
Small Cap Value Fund	N/A	0.85%	0.80%

This expense limitation agreement is in place until January 31, 2021, and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Small Cap Value Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At March 31, 2020, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/17	FYE 9/30/18	FYE 9/30/19	FYE 9/30/20	Total
SMID Cap Growth Fund	$—	$—	$89,195	$133,750	$222,945
Enterprise Fund	—	—	71,440	82,931	154,371
Small Cap Core Fund	—	—	119,071	182,141	301,212
Microcap Value Fund	—	—	53,958	86,205	140,163
Small Cap Value Fund	44,257	77,233	147,091	92,579	361,160

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2020, the amount waived was $1,269, $759, $1,489, $2,734 and $963 for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing

62

NOTES TO FINANCIAL STATEMENTS

day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administrative services fee. BNY Mellon receives a fee for its services payable by each Fund based in part on each Funds’ average net assets. RBC GAM-US’s fee is listed as ”Administration fees“ in the Statements of Operations. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $63,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of the Class R6 Shares, the Advisor invested seed capital to provide the share class its initial investment assets. The table below shows, as of March 31, 2020, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$76,478,256	1,008	0.0%
Small Cap Core Fund	$60,187,242	334	0.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2020, there were no fees waived by the Distributor.

For the period ended March 31, 2020, the Distributor received commissions of $54,998 front-end sales charges of Class A shares, of the Funds, of which $53,131 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2020.

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NOTES TO FINANCIAL STATEMENTS

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2020 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$6,228,112	$5,635,031
Enterprise Fund	7,839,575	12,563,976
Small Cap Core Fund	26,921,020	88,484,982
Microcap Value Fund	15,903,930	16,821,048
Small Cap Value Fund	33,686,620	28,121,278

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, the Funds participate in a “commission recapture” program under which brokerage transactions are directed to Cowen and Company, LLC and its correspondent brokers. A portion of the commissions paid under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$61,257	$183,906	$1,592	$332,753
Distributions reinvested	990,664	984,818	48,391	134,860
Cost of shares redeemed	(492,632)	(1,080,072)	(92,548)	(378,090)

Change in Class A	$559,289	$88,652	$(42,565)	$89,523

Class I
Proceeds from shares issued	$11,952,567	$15,536,567	$161,200	$344,165
Distributions reinvested	6,003,044	5,701,954	4,156,367	8,096,171
Cost of shares redeemed	(11,411,045)	(18,559,900)	(4,672,563)	(7,044,581)

Change in Class I	$6,544,566	$2,678,621	$(354,996)	$1,395,755

Class R6
Distributions reinvested	$1,031	$955	$—	$—

Change in Class R6	$1,031	$955	$—	$—

Change in net assets resulting from capital transactions	$7,104,886	$2,768,228	$(397,561)	$1,485,278

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NOTES TO FINANCIAL STATEMENTS

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
SHARE TRANSACTIONS:
Class A
Issued	4,700	14,503	100	15,331
Reinvested	77,275	95,613	2,682	9,250
Redeemed	(40,753)	(85,864)	(5,233)	(20,997)

Change in Class A	41,222	24,252	(2,451)	3,584

Class I
Issued	836,622	1,111,192	9,396	18,383
Reinvested	401,541	481,584	217,953	528,126
Redeemed	(828,975)	(1,295,574)	(265,404)	(376,572)

Change in Class I	409,188	297,202	(38,055)	169,937

Class R6
Reinvested	69	81	—	—

Change in Class R6	69	81	—	—

Change in shares resulting from capital transactions	450,479	321,535	(40,506)	173,521

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NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$659,620	$1,285,452	$52,382	$168,741
Distributions reinvested	371,626	918,093	202,889	415,943
Cost of shares redeemed	(930,552)	(4,406,119)	(581,455)	(2,433,422)

Change in Class A	$100,694	$(2,202,574)	$(326,184)	$(1,848,738)

Class I
Proceeds from shares issued	$7,878,846	$17,549,245	$10,133,002	$9,919,176
Distributions reinvested	6,085,505	19,900,926	6,630,692	10,230,875
Cost of shares redeemed	(69,245,679)	(90,883,883)	(9,581,923)	(16,298,697)

Change in Class I	$(55,281,328)	$(53,433,712)	$7,181,771	$3,851,354

Class R6
Proceeds from shares issued	$11,992	$27,664	$—	$—
Distributions reinvested	1,783	8,302	—	—
Cost of shares redeemed	(23,448)	(61,189)	—	—

Change in Class R6	$(9,673)	$(25,223)	$—	$—

Change in net assets resulting from capital transactions	$(55,190,307)	$(55,661,509)	$6,855,587	$2,002,616

SHARE TRANSACTIONS:
Class A
Issued	24,290	43,610	2,032	6,293
Reinvested	12,097	36,724	7,642	17,844
Redeemed	(32,749)	(140,609)	(26,523)	(91,232)

Change in Class A	3,638	(60,275)	(16,849)	(67,095)

Class I
Issued	253,836	563,216	412,018	377,874
Reinvested	187,650	757,265	250,026	439,471
Redeemed	(2,239,909)	(2,873,827)	(412,394)	(629,488)

Change in Class I	(1,798,423)	(1,553,346)	249,650	187,857

Class R6
Issued	374	886	—	—
Reinvested	55	315	—	—
Redeemed	(755)	(2,252)	—	—

Change in Class R6	(326)	(1,051)	—	—

Change in shares resulting from capital transactions	(1,795,111)	(1,614,672)	232,801	120,762

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NOTES TO FINANCIAL STATEMENTS

	Small Cap Value Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$18,847,953	$57,936,162
Distributions reinvested	287,196	2,275,076
Cost of shares redeemed	(12,955,995)	(130,759,096)

Change in Class I	$6,179,154	$(70,547,858)

Class R6
Proceeds from shares issued	$188,777	$300,429
Distributions reinvested	98,525	225,064
Cost of shares redeemed	(154,962)	(682,702)

Change in Class R6	$132,340	$(157,209)

Change in net assets resulting from capital transactions	$6,311,494	$(70,705,067)

SHARE TRANSACTIONS:
Class I
Issued	1,575,399	5,019,995
Reinvested	21,757	222,610
Redeemed	(1,296,834)	(11,329,093)

Change in Class I	300,322	(6,086,488)

Class R6
Issued	19,030	25,523
Reinvested	7,425	21,893
Redeemed	(12,695)	(57,424)

Change in Class R6	13,760	(10,008)

Change in shares resulting from capital transactions	314,082	(6,096,496)

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

67

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
SMID Cap Growth Fund	$73,293,450	$15,123,207	$(11,310,814)	$3,812,393
Enterprise Fund	40,962,278	13,509,324	(8,254,286)	5,255,038
Small Cap Core Fund	55,637,645	15,946,436	(11,449,873)	4,496,563
Microcap Value Fund	97,521,463	21,760,608	(40,099,821)	(18,339,213)
Small Cap Value Fund	69,243,121	421,539	(23,487,538)	(23,065,999)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) and the timing of income recognition in partnerships.

The tax character of distributions during the year ended September 30, 2019 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$6,700,195	$6,700,195	$6,700,195
Enterprise Fund	—	8,935,430	8,935,430	8,935,430
Small Cap Core Fund	—	21,239,568	21,239,568	21,239,568
Microcap Value Fund	1,290,895	10,531,781	11,822,676	11,822,676
Small Cap Value Fund	1,172,021	2,645,153	3,817,174	3,817,174

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2020.

As of September 30, 2019, the Funds did not have any capital loss carryforwards for federal income tax purposes.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund, Enterprise Fund and Small Cap Core Fund had deferred qualified late-year ordinary losses of $219,555, $67,131 and $44,922, respectively, and for the Small Cap Value Fund deferred long-term qualified late year capital losses of $2,853,986 and short-term qualified late year capital losses of $4,611,241, which will be treated as arising on the first business day of the fiscal year ending September 30, 2020.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2020, the redemption fees collected by the Funds which are offset in the cost of shares redeemed on the Statements of Changes in Net Assets are as follows:

Redemption Fees
Enterprise Fund	$ 1
Small Cap Core Fund	53
Microcap Value Fund	3,355
Small Cap Value Fund	7,914

9. Soft Dollars:

Soft dollar arrangements and commission sharing arrangements (CSAs) are arrangements under which RBC GAM-US directs client brokerage transactions to a broker-dealer and obtains other products and services, such as research, in addition to trade execution. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM-US has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the period ended March 31, 2020, the Funds used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Line of Credit

The Funds are participants in an uncommitted, unsecured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of August 1, 2020. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2020. During the period ended March 31, 2020, the Funds did not utilize this line of credit.

11. Significant Risks

Shareholder concentration risk:

As of March 31, 2020, the following Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
SMID Cap Growth Fund	2	86.0%
Small Cap Core Fund	3	40.5%
Microcap Value Fund	1	26.5%

Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts,

69

NOTES TO FINANCIAL STATEMENTS

cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Industry and sector focus risk:

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

70

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer three share classes. These three share classes are the A, R6 and I classes.

Class A

Class A shares, offered by all Funds except Small Cap Value Fund, are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in SMID Cap Growth Fund, Small Cap Core Fund and Small Cap Value Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period* 10/1/19–3/31/20	Annualized Expense Ratio During Period 10/1/19–3/31/20
SMID Cap Growth Fund
	Class A	$1,000.00	$820.90	$4.87	1.07%
	Class I	1,000.00	822.60	3.74	0.82%
	Class R6	1,000.00	823.00	3.51	0.77%
Enterprise Fund
	Class A	1,000.00	722.90	5.73	1.33%
	Class I	1,000.00	723.60	4.65	1.08%
Small Cap Core Fund
	Class A	1,000.00	716.50	4.93	1.15%
	Class I	1,000.00	717.10	3.86	0.90%
	Class R6	1,000.00	717.30	3.74	0.87%
Microcap Value Fund
	Class A	1,000.00	687.70	5.57	1.32%
	Class I	1,000.00	688.10	4.52	1.07%
Small Cap Value Fund
	Class I	1,000.00	703.80	3.62	0.85%
	Class R6	1,000.00	704.10	3.41	0.80%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

72

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period* 10/1/19-3/31/20	Annualized Expense Ratio During Period 10/1/19-3/31/20
SMID Cap Growth Fund
	Class A	$1,000.00	$1,019.65	$5.40	1.07%
	Class I	1,000.00	1,020.90	4.14	0.82%
	Class R6	1,000.00	1,021.15	3.89	0.77%
Enterprise Fund
	Class A	1,000.00	1,018.35	6.71	1.33%
	Class I	1,000.00	1,019.60	5.45	1.08%
Small Cap Core Fund
	Class A	1,000.00	1,019.25	5.81	1.15%
	Class I	1,000.00	1,020.50	4.55	0.90%
	Class R6	1,000.00	1,020.65	4.39	0.87%
Microcap Value Fund
	Class A	1,000.00	1,018.40	6.66	1.32%
	Class I	1,000.00	1,019.65	5.40	1.07%
Small Cap Value Fund
	Class I	1,000.00	1,020.75	4.29	0.85%
	Class R6	1,000.00	1,021.00	4.04	0.80%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

73

LIQUIDITY RISK DISCLOSURE (UNAUDITED)

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2019 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as and implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

74

LIQUIDITY RISK DISCLOSURE (UNAUDITED)

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in Section IV.B of the Program.

Market Depth—Reasonably Anticipated Trading Size. In classifying and reviewing its portfolio investments or asset classes (as applicable), the Funds must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no changes to the Reasonably Anticipated Trading Size assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in Section IV of the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

C. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report.

Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

D. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. During the Review Period, the Funds operated in accordance with the relevant provisions of the Program with respect to the 15% Limit.

E. Redemptions in Kind

There were no redemptions in-kind effected by any Fund during the Review Period.

75

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78

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2020.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-20

Semi-Annual Report For the six months ended March 31, 2020 U.S. Government Money Market Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.
	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov.

Table of	Money Market Portfolio Managers	1
Contents	Performance Summary	2
	Schedule of Portfolio Investments	4
	Financial Statements
	- Statements of Assets and Liabilities	27
	- Statements of Operations	29
	- Statements of Changes in Net Assets	30
	Financial Highlights	31
	Notes to Financial Statements	33
	Supplemental Information	41
	Liquidity Risk Disclosure (Unaudited)	43

MONEY MARKET PORTFOLIO MANAGER

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”), serves as the investment advisor to the Fund. RBC GAM-US employs a team approach to the management of the U.S. Government Money Market Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM-US’s investment research and other money management resources.

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM-US’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and several cash management and core solutions. Brandon joined RBC GAM-US in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM-US. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM-US’s government mandates. Brian joined RBC GAM-US in 2005 and most recently led the mortgage and government team before being promoted to Co-Head in 2012. Prior to joining RBC GAM-US, he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

1

	PERFORMANCE SUMMARY (UNAUDITED)

Investment Objective

The U.S. Government Money Market Fund was managed to preserve principal. This means that the share price of the Fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

			SEC 7-Day Annualized Yield
		Total Return for the Six Months Ended March 31, 2020 (Unaudited)	March 31, 2020 (Unaudited)	September 30, 2019
	RBC Institutional Class 1	0.77%	0.82%	1.76%
	RBC Institutional Class 2	0.69%	0.67%	1.67%
	RBC Investor Class	0.33%	0.03%	0.95%

	Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

2

PERFORMANCE SUMMARY (UNAUDITED)

Money Market Maturity Schedule		Asset Allocation
As a percentage of value of investments based on effective maturity as of March 31, 2020.

	U.S. Government Money Market Fund
Less than 8 days	67.0%
8 to 14 days	0.6%
15 to 30 days	2.4%
31 to 180 days	25.3%
Over 180 days	4.7%

3

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2020 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 31.43%
Fannie Mae — 2.14%
$ 77,406,000	1.50%, 6/22/20	$77,486,961
9,501,000	1.50%, 11/30/20	9,502,402
79,015,000	1.50%, 7/30/20	79,013,615
15,000,000	0.00%, 7/15/20(a)	14,991,250
30,324,000	1.38%, 2/26/21	30,570,417
6,513,078	(LIBOR USD 1-Month + 0.300%), 1.96%, 10/25/21(b)	6,504,711
75,000,000	(SOFR RATE + 0.010%), 0.02%, 5/22/20(b)	74,984,047
10,000,000	(SOFR RATE + 0.025%), 0.04%, 9/4/20(b)	10,000,000
30,000,000	(SOFR RATE + 0.100%), 0.11%, 4/30/20(b)	30,000,093
25,000,000	(SOFR RATE + 0.120%), 0.13%, 3/16/21(b)	25,000,000
75,000,000	(SOFR RATE + 0.220%), 0.23%, 3/16/22(b)	75,000,000
50,000,000	(SOFR RATE + 0.270%), 0.28%, 6/24/21(b)	50,000,000
50,000,000	(SOFR RATE + 0.300%), 0.31%, 9/24/21(b)	50,000,000

		533,053,496

Federal Farm Credit — 4.25%
50,000,000	0.00%, 11/16/20(a)	49,898,222
50,000,000	0.00%, 12/8/20(a)	49,808,264
97,795,000	0.00%, 12/14/20(a)	97,424,982
13,170,000	0.00%, 4/23/20(a)	13,169,356
10,000,000	0.00%, 5/5/20(a)	9,999,906
150,000,000	0.00%, 5/22/20(a)	149,983,000
50,000,000	0.00%, 1/4/21(a)	49,868,722
60,000,000	0.00%, 1/7/21(a)	59,775,200
13,178,000	3.65%, 12/21/20	13,487,754
10,000,000	2.46%, 8/5/20	10,030,599
10,000,000	2.12%, 7/1/20	10,040,880
25,000,000	1.38%, 10/9/20	25,112,262
20,000,000	2.55%, 5/15/20	20,053,663
25,000,000	1.93%, 7/22/20	25,124,000
37,000,000	(LIBOR USD 1-Month + 0.080%), 1.02%, 9/30/20(b)	36,999,079
25,000,000	(LIBOR USD 1-Month + 0.090%), 0.70%, 11/18/21(b)	25,000,000
50,000,000	(LIBOR USD 1-Month + 0.100%), 1.02%, 10/22/21(b)	50,000,000
50,000,000	(LIBOR USD 1-Month + 0.110%), 0.92%, 11/12/21(b)	50,000,000
50,000,000	(LIBOR USD 1-Month + 0.130%), 1.51%, 11/5/21(b)	50,000,000
30,000,000	(LIBOR USD 1-Month + 0.160%), 1.52%, 10/4/21(b)	30,000,000
25,000,000	(LIBOR USD 3-Month - 0.080%), 1.75%, 1/15/21(b)	24,999,751
25,000,000	(LIBOR USD 3-Month - 0.100%), 1.63%, 11/9/20(b)	25,000,000
50,000,000	(LIBOR USD 3-Month - 0.130%), 1.70%, 10/19/20(b)	49,999,145
15,000,000	(LIBOR USD 3-Month - 0.130%), 1.56%, 11/16/20(b)	14,999,229
25,000,000	(LIBOR USD 3-Month - 0.135%), 1.64%, 10/29/20(b)	24,999,176
5,000,000	(SOFR RATE + 0.065%), 0.08%, 8/20/21(b)	5,000,000
19,000,000	(SOFR RATE + 0.075%), 0.09%, 7/9/21(b)	19,000,000
20,000,000	(SOFR RATE + 0.105%), 0.12%, 1/15/21(b)	20,000,000
5,000,000	(SOFR RATE + 0.120%), 0.13%, 3/18/21(b)	5,000,000
15,000,000	(SOFR RATE + 0.140%), 0.15%, 9/24/21(b)	15,000,000

4

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 16,700,000	(SOFR RATE + 0.190%), 0.20%, 10/15/21(b)	$16,702,508
15,000,000	(SOFR RATE + 0.210%), 0.22%, 10/28/21(b)	15,000,000

		1,061,475,698

Federal Home Loan Banks — 24.03%
5,000,000	1.38%, 9/28/20	4,992,954
50,000,000	1.60%, 4/1/20	50,000,000
50,000,000	1.59%, 6/17/20	49,998,826
38,785,000	1.75%, 6/12/20	38,842,108
77,150,000	0.00%, 4/24/20(a)	77,094,466
92,850,000	0.00%, 4/29/20(a)	92,781,097
91,350,000	0.00%, 5/29/20(a)	91,132,260
30,400,000	0.00%, 4/8/20(a)	30,399,823
14,700,000	0.00%, 4/17/20(a)	14,692,253
90,545,000	0.00%, 4/22/20(a)	90,489,728
49,400,000	0.00%, 4/13/20(a)	49,396,773
7,000,000	0.00%, 4/15/20(a)	6,999,728
50,000,000	0.00%, 4/30/20(a)	49,937,167
75,000,000	0.00%, 5/20/20(a)	74,988,975
37,975,000	0.00%, 4/1/20(a)	37,975,000
25,335,000	1.38%, 2/18/21	25,552,068
15,500,000	1.70%, 5/15/20	15,502,495
29,370,000	2.63%, 5/28/20	29,462,184
5,000,000	1.50%, 2/18/21	5,051,493
8,500,000	1.38%, 2/24/21	8,579,672
69,000,000	0.50%, 9/10/20	69,011,994
32,000,000	0.50%, 3/16/21	31,991,910
50,000,000	0.49%, 9/18/20	49,989,838
20,000,000	3.38%, 6/12/20	20,107,527
6,810,000	3.13%, 12/11/20	6,941,438
11,970,000	1.75%, 3/12/21	12,102,155
100,000,000	0.00%, 7/31/20(a)	99,949,583
100,000,000	0.00%, 8/3/20(a)	99,917,333
100,000,000	0.00%, 8/4/20(a)	99,916,666
50,000,000	0.00%, 8/14/20(a)	49,902,500
8,985,000	0.00%, 8/17/20(a)	8,978,111
50,000,000	0.00%, 8/21/20(a)	49,952,666
100,000,000	0.00%, 9/1/20(a)	99,876,750
50,000,000	0.00%, 9/2/20(a)	49,937,972
50,000,000	0.00%, 9/8/20(a)	49,935,556
56,000,000	0.00%, 9/11/20(a)	55,886,443
100,000,000	0.00%, 10/26/20(a)	99,826,667
50,000,000	0.00%, 10/30/20(a)	49,846,889
25,000,000	0.00%, 11/12/20(a)	24,918,750
12,500,000	0.00%, 11/17/20(a)	12,477,639
50,000,000	0.00%, 11/27/20(a)	49,826,667
315,000,000	0.00%, 12/15/20(a)	314,205,933
77,763,000	0.00%, 12/16/20(a)	77,583,972

5

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 50,000,000	0.00%, 12/23/20(a)	$49,874,389
46,375,000	0.00%, 4/7/20(a)	46,374,768
62,000,000	0.00%, 4/14/20(a)	61,999,328
43,000,000	0.00%, 4/20/20(a)	42,999,319
2,200,000	0.00%, 4/27/20(a)	2,199,841
4,200,000	0.00%, 5/4/20(a)	4,199,615
30,000,000	0.00%, 5/6/20(a)	29,986,875
100,000,000	0.00%, 5/11/20(a)	99,986,667
100,000,000	0.00%, 5/14/20(a)	99,984,472
100,000,000	0.00%, 5/15/20(a)	99,985,333
10,000,000	0.00%, 5/18/20(a)	9,998,564
200,000,000	0.00%, 5/19/20(a)	199,989,333
57,935,000	0.00%, 5/26/20(a)	57,924,621
50,000,000	0.00%, 5/28/20(a)	49,988,125
50,000,000	0.00%, 6/2/20(a)	49,877,722
2,800,000	0.00%, 6/5/20(a)	2,799,494
200,000,000	0.00%, 6/8/20(a)	199,973,556
250,000,000	0.00%, 6/11/20(a)	249,831,375
100,000,000	0.00%, 6/15/20(a)	99,964,583
50,000,000	0.00%, 6/18/20(a)	49,849,417
126,600,000	0.00%, 6/19/20(a)	126,555,694
15,000,000	0.00%, 6/22/20(a)	14,994,875
100,000,000	0.00%, 6/23/20(a)	99,960,806
50,000,000	0.00%, 6/25/20(a)	49,836,493
50,000,000	0.00%, 6/29/20(a)	49,829,417
98,500,000	0.00%, 7/1/20(a)	98,474,596
115,850,000	0.00%, 7/6/20(a)	115,730,731
300,000,000	0.00%, 7/7/20(a)	299,838,333
200,000,000	0.00%, 7/13/20(a)	199,948,500
25,000,000	0.00%, 7/15/20(a)	24,886,250
15,000,000	0.00%, 7/17/20(a)	14,930,896
50,000,000	0.00%, 7/20/20(a)	49,969,444
20,000,000	0.00%, 7/22/20(a)	19,903,556
100,000,000	0.00%, 7/24/20(a)	99,507,583
50,000,000	0.00%, 1/25/21(a)	49,784,056
100,000,000	0.00%, 3/22/21(a)	99,605,556
35,000,000	(LIBOR USD 3-Month - 0.105%), 1.61%, 2/12/21(b)	35,000,000
20,240,000	(LIBOR USD 3-Month - 0.135%), 0.75%, 12/18/20(b)	20,232,633
18,285,000	(LIBOR USD 3-Month - 0.175%), 1.56%, 5/8/20(b)	18,286,560
17,000,000	(SOFR RATE + 0.020%), 0.03%, 5/14/20(b)	17,000,000
26,000,000	(SOFR RATE + 0.030%), 0.04%, 8/21/20(b)	26,000,000
27,000,000	(SOFR RATE + 0.040%), 0.05%, 8/25/20(b)	26,998,847
24,000,000	(SOFR RATE + 0.040%), 0.05%, 2/9/21(b)	24,000,000
19,000,000	(SOFR RATE + 0.050%), 0.06%, 1/22/21(b)	19,000,000
20,200,000	(SOFR RATE + 0.050%), 0.06%, 1/28/21(b)	20,199,106
50,000,000	(SOFR RATE + 0.055%), 0.07%, 5/14/21(b)	50,000,000
55,000,000	(SOFR RATE + 0.065%), 0.08%, 2/26/21(b)	55,000,000
12,750,000	(SOFR RATE + 0.075%), 0.09%, 6/11/21(b)	12,748,880

6

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 41,200,000	(SOFR RATE + 0.075%), 0.09%, 7/8/21(b)	$41,198,095
41,000,000	(SOFR RATE + 0.075%), 0.09%, 7/23/21(b)	41,000,000
25,000,000	(SOFR RATE + 0.080%), 0.09%, 5/11/20(b)	25,000,000
65,000,000	(SOFR RATE + 0.085%), 0.10%, 9/10/21(b)	65,000,000
56,500,000	(SOFR RATE + 0.085%), 0.10%, 9/11/20(b)	56,500,000
27,000,000	(SOFR RATE + 0.100%), 0.11%, 12/23/20(b)	27,000,000
32,000,000	(SOFR RATE + 0.100%), 0.11%, 7/29/20(b)	32,000,000
15,000,000	(SOFR RATE + 0.105%), 0.12%, 10/1/20(b)	15,000,000
54,000,000	(SOFR RATE + 0.115%), 0.13%, 3/12/21(b)	54,001,122
40,000,000	(SOFR RATE + 0.135%), 0.15%, 6/4/21(b)	40,000,000
17,000,000	(SOFR RATE + 0.170%), 0.18%, 4/9/21(b)	17,000,000

		5,986,663,455

FHLMC Multifamily Structured Pass Through Certificates — 0.01%
1,373,813	Series KF04, Class A, (LIBOR USD 1-Month + 0.310%), 1.83%, 6/25/21(b)	1,373,813

Freddie Mac — 1.00%
16,551,000	2.38%, 2/16/21	16,843,662
1,000,000	0.00%, 5/19/20(a)	999,867
8,546,000	0.00%, 6/8/20(a)	8,544,063
150,000,000	(SOFR RATE + 0.140%), 0.15%, 12/10/21(b)	150,000,000
50,000,000	(SOFR RATE + 0.320%), 0.33%, 9/23/21(b)	50,000,000
25,000,000	(SOFR RATE + 0.320%), 0.33%, 9/23/21(b)	25,000,000

		251,387,592

Total U.S. Government Agency Backed Mortgages		7,833,954,054

(Cost $7,833,954,054)

U.S. Government Agency Obligations — 5.85%
Federal Farm Credit Bank — 0.54%
60,000,000	(LIBOR USD 3-Month - 0.170%), 1.08%, 9/4/20(b)	59,996,999
25,000,000	(LIBOR USD 1-Month - 0.040%), 1.54%, 5/1/20(b)	25,000,000
50,000,000	(LIBOR USD 3-Month - 0.140%), 1.77%, 10/1/20(b)	49,999,842

		134,996,841

Federal Home Loan Bank — 0.14%
35,000,000	(SOFR RATE + 0.035%), 0.05%, 6/19/20(b)	35,000,000

Overseas Private Investment Corp. — 5.04%
3,500,000	0.00%, 9/30/20(a)	3,538,676
6,600,000	0.00%, 11/15/20(a)	6,648,557
37,500,000	0.00%, 11/17/20(a)	37,763,733
8,892,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.45%, 5/15/30(b)	8,892,000
9,679,487	(US Treasury Bill Yield 3-Month + 0.000%), 1.45%, 10/15/32(b)	9,679,487
5,256,410	(US Treasury Bill Yield 3-Month + 0.000%), 1.45%, 11/15/33(b)	5,256,410
10,961,539	(US Treasury Bill Yield 3-Month + 0.000%), 1.45%, 6/15/34(b)	10,961,539
14,850,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 11/15/22(b)	14,850,000
8,926,315	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 3/15/24(b)	8,926,315

7

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 701,754	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 3/15/24(b)	$701,754
23,612,625	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/10/25(b)	23,612,625
10,137,687	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/10/25(b)	10,137,687
2,644,614	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/10/25(b)	2,644,614
21,166,439	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/20/27(b)	21,166,439
10,875,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/20/27(b)	10,875,000
7,733,333	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/20/27(b)	7,733,333
6,718,333	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/20/27(b)	6,718,333
6,380,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/20/27(b)	6,380,000
5,800,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/20/27(b)	5,800,000
4,833,333	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/20/27(b)	4,833,333
19,750,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 9/20/27(b)	19,750,000
9,941,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/15/28(b)	9,941,000
6,670,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/15/28(b)	6,670,000
1,201,962	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/28/32(b)	1,201,963
13,800,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/1/33(b)	13,800,000
11,388,785	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/15/34(b)	11,388,785
8,199,164	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 6/15/34(b)	8,199,164
11,827,500	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/15/39(b)	11,827,500
4,657,185	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/15/39(b)	4,657,185
4,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/15/39(b)	4,000,000
24,294,825	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 7/7/40(b)	24,294,825
14,576,895	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 7/7/40(b)	14,576,895
14,333,947	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 7/7/40(b)	14,333,947
13,896,640	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 7/7/40(b)	13,896,640
10,198,968	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 7/7/40(b)	10,198,968
6,632,254	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 7/7/40(b)	6,632,254
4,373,069	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 7/7/40(b)	4,373,069
18,925,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/15/40(b)	18,925,000
13,030,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/15/40(b)	13,030,000
8,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/15/40(b)	8,500,000
7,095,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/15/40(b)	7,095,000
6,665,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/15/40(b)	6,665,000
5,200,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/15/40(b)	5,200,000
109,729,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 9/15/20(b)	109,729,000
10,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 7/20/22(b)	10,000,000
6,362,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 9/15/22(b)	6,362,000
5,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 9/15/22(b)	5,000,000
4,347,826	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 9/15/22(b)	4,347,826
3,695,652	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 9/15/22(b)	3,695,652
10,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 3/20/24(b)	10,000,000
10,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 3/20/24(b)	10,000,000
4,250,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 5/15/24(b)	4,250,000
3,863,636	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 5/15/24(b)	3,863,637
3,541,667	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 5/15/24(b)	3,541,667
3,269,231	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 5/15/24(b)	3,269,231
10,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 6/15/25(b)	10,000,000
11,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 8/15/25(b)	11,000,000

8

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 11,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 8/15/25(b)	$11,000,000
10,521,739	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 8/15/25(b)	10,521,739
9,166,667	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 8/15/25(b)	9,166,667
14,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 9/15/25(b)	14,000,000
7,287,520	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 8/15/26(b)	7,287,520
13,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 9/15/26(b)	13,000,000
9,750,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 9/15/26(b)	9,750,000
35,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 1/20/27(b)	35,000,000
47,560,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 2/15/28(b)	47,560,000
12,090,960	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 2/15/28(b)	12,090,960
8,636,400	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 2/15/28(b)	8,636,400
6,563,664	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 2/15/28(b)	6,563,664
5,613,660	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 2/15/28(b)	5,613,660
4,318,200	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 2/15/28(b)	4,318,200
11,931,818	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 11/15/28(b)	11,931,818
18,500,000	(US Treasury Bill Yield 3-Month + 0.070%), 2.00%, 8/15/29(b)	18,500,000
9,900,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 8/15/29(b)	9,900,000
21,207,547	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 1/15/30(b)	21,207,547
63,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 3/15/30(b)	63,000,000
13,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 10/15/30(b)	13,000,000
20,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 8/15/31(b)	20,000,000
1,315,303	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 12/15/33(b)	1,315,303
24,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 1/20/35(b)	24,000,000
19,100,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 1/20/35(b)	19,100,000
18,600,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 1/20/35(b)	18,600,000
18,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 1/20/35(b)	18,000,000
14,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 1/20/35(b)	13,999,976
8,400,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 1/20/35(b)	8,400,000
7,900,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 1/20/35(b)	7,900,000
5,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 1/20/35(b)	5,000,000
25,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 4/20/35(b)	25,000,000
20,800,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 4/20/35(b)	20,800,000
20,600,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 4/20/35(b)	20,600,000
15,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 4/20/35(b)	15,500,000
14,950,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 4/20/35(b)	14,950,000
9,400,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 4/20/35(b)	9,400,000
8,700,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 4/20/35(b)	8,700,000
8,200,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 4/20/35(b)	8,200,000
5,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 4/20/35(b)	5,000,000
6,323,200	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 3/30/37(b)	6,323,200
7,900,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 7/5/38(b)	7,900,000
2,800,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 7/5/38(b)	2,800,000

		1,254,872,697

U.S. International Development Finance Corp. — 0.13%
3,500,000	0.00%, 2/11/21(a)	3,500,000
2,027,550	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/15/39(b)	2,027,550
6,400,000	(US Treasury Bill Yield 3-Month + 0.000%), 1.90%, 10/15/40(b)	6,400,000

9

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 14,100,000	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 8/13/27(b)	$14,100,000
5,795,647	(US Treasury Bill Yield 3-Month + 0.000%), 2.00%, 2/15/28(b)	5,795,647

		31,823,197

Total U.S. Government Agency Obligations		1,456,692,735

(Cost $1,456,692,735)

U.S. Treasury Obligations — 3.82%
U.S. Treasury Notes — 3.82%
100,000,000	(3 Month US Treasury Bill Yield + 0.220%), 0.31%, 7/31/21(b)	99,954,147
50,000,000	1.38%, 9/15/20	49,945,289
75,000,000	1.50%, 7/15/20	74,978,624
50,000,000	1.63%, 10/15/20	50,005,723
50,000,000	1.75%, 12/31/20	50,050,418
50,000,000	1.75%, 11/15/20	50,042,558
37,500,000	2.13%, 8/31/20	37,577,412
50,000,000	2.50%, 12/31/20	50,326,831
100,000,000	2.63%, 7/31/20	100,336,243
50,000,000	2.63%, 8/31/20	50,252,292
87,500,000	2.63%, 8/15/20	87,873,771
100,000,000	2.75%, 9/30/20	100,561,047
50,000,000	2.75%, 11/30/20	50,364,134
100,000,000	2.88%, 10/31/20	100,715,534

		952,984,023

Total U.S. Treasury Obligations		952,984,023

(Cost $952,984,023)

Municipal Bonds — 0.02%
Illinois — 0.02%
4,975,000	Illinois Housing Development Authority Foxview I & II Apartments Revenue, Series I, 2.50%, 1/1/41, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(c)	4,975,000

Total Municipal Bonds		4,975,000

(Cost $4,975,000)

10

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
Variable Rate Demand Note — 12.52%
Municipal Bonds — 12.52%
Arizona — 0.43%
$ 7,500,000	Maricopa County Industrial Development Authority Villas Solanas Apartments Revenue, Series A, 3.00%, 11/15/32, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	$7,500,000
12,775,000	Maricopa County Industrial Development Authority Las Gardenias Apartments Revenue, Series A, 3.00%, 4/15/33, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	12,775,000
13,900,000	Maricopa County Industrial Development Authority San Martin Apartments Project Revenue, Series A, 3.00%, 6/15/35, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	13,900,000
6,800,000	Maricopa County Industrial Development Authority San Remo Apartments Project Revenue, 3.00%, 9/15/35, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	6,800,000
14,420,000	Maricopa County Industrial Development Authority San Miguel Apartments Project Revenue, 3.00%, 6/15/36, (Credit Support: Fannie Mae)(c)	14,420,000
13,500,000	Maricopa County Industrial Development Authority San Lucas Apartments Project Revenue, 3.00%, 10/15/36, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	13,500,000
18,200,000	Maricopa County Industrial Development Authority San Clemente Apartments Project Revenue, 3.00%, 3/15/37, (Credit Support: Fannie Mae), Callable 4/16/20 @ 100(c)	18,200,000
10,260,000	Maricopa County Industrial Development Authority San Fernande Apartments Project Revenue, Series F, 3.00%, 5/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	10,260,000
9,100,000	Maricopa County Industrial Development Authority San Angelin Apartments Project Revenue, Series A, 3.00%, 5/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	9,100,000

		106,455,000

California — 1.38%
48,445,000	Abag Finance Authority for Nonprofit Corps. Lakeside Village Apartments Revenue, Series A, 2.25%, 10/1/46, (Credit Support: Freddie Mac), Callable 4/13/20 @ 100(c)	48,445,000
5,195,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, Series A, 3.62%, 10/1/47, Callable 5/1/20 @ 100(c)	5,195,000
2,255,000	California Statewide Communities Development Authority Second Senior Apartments Revenue, 2.75%, 12/15/36, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	2,255,000
3,100,000	California Statewide Communities Development Authority Wilshire Court Project Revenue, 2.75%, 5/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	3,100,000
9,400,000	California Statewide Communities Development Authority Bristol Apartments Revenue, Series Z, 2.75%, 8/1/37, Callable 4/10/20 @ 100(c)	9,400,000

11

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 12,700,000	California Statewide Communities Development Authority Wyndover Apartments Revenue, 2.75%, 11/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	$12,700,000
4,350,000	California Statewide Communities Development Authority Vista Development Monte Project Revenue, 2.75%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	4,350,000
26,080,000	California Statewide Communities Development Authority Bridgeway Apartments Revenue, Series K, 2.25%, 9/1/39, Callable 4/10/20 @ 100(c)	26,080,000
8,630,000	California Statewide Communities Development Authority Crossing Phase II Revenue, 2.75%, 7/15/40, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	8,630,000
4,625,000	California Statewide Communities Development Authority Kelvin Courts Revenue, Series B, 4.92%, 6/15/51, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	4,625,000
37,940,000	City of Chula Vista Teresina Apartments Revenue, Series A, 2.75%, 5/15/36, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	37,940,000
7,275,000	City of San Jose Kennedy Apartment Homes Revenue, Series K, 2.75%, 12/15/35, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	7,275,000
7,400,000	City of San Jose Cinnabar Commons Revenue, Series C, 2.50%, 2/1/37, Callable 4/13/20 @ 100(c)	7,400,000
24,615,000	City of San Jose Almaden Family Apartments Project Revenue, Series D, 2.75%, 11/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	24,615,000
10,000,000	City of San Jose Las Ventanas Apartments Revenue, Series B, 2.75%, 7/1/38, Callable 4/10/20 @ 100(c)	10,000,000
1,000,000	County of Contra Costa Creekview Apartments Revenue, Series B, 2.50%, 7/1/36, (Credit Support: Freddie Mac), Callable 4/13/20 @ 100(c)	1,000,000
17,200,000	County of Orange Ladera Apartments Revenue, Series B, 2.75%, 8/15/34, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	17,200,000
16,000,000	County of Orange, Series I Wood Canyon Villas Revenue, Series I, 2.75%, 8/15/31, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	16,000,000
1,900,000	County of San Bernardino Multi Family Housing Revenue, Series A, 2.75%, 2/15/27, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	1,900,000
1,900,000	County of San Bernardino Sycamore Terrace Revenue, Series A, 2.75%, 5/15/29, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	1,900,000
1,700,000	County of San Bernardino Evergreen Apartments Revenue, Series A, 2.75%, 5/15/29, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	1,700,000
25,080,000	Los Angeles Community Redevelopment Agency Promenade Towers Project Revenue, Series L, 4.69%, 4/1/30, Callable 5/1/20 @ 100(c)	25,080,000
10,265,000	Sacramento Housing Authority Hurley Creek Senior Apartments Revenue, Series E, 2.75%, 8/1/39, (Credit Support: Federal Home Loan Mortgage), Callable 4/13/20 @ 100(c)	10,265,000

12

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 24,190,000	San Diego Housing Authority Vista Apartments Project Revenue, Series A, 2.75%, 2/15/38, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	$24,190,000
2,850,000	San Francisco City & County Redevelopment Agency Successor Agency Mercy Terrace Project Revenue, Series A, 2.75%, 6/15/35, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	2,850,000
29,225,000	Santa Cruz Redevelopment Agency, Series A Shaffer Road Apartments Revenue, Series A, 2.75%, 8/15/35, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	29,225,000

		343,320,000

Colorado — 0.15%
13,675,000	Adams County Housing Authority Village Apartments Revenue, Series A, 2.75%, 7/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	13,675,000
13,325,000	Lakewood Housing Authority Ridgemoor Apartments Project Revenue, Series A, 2.75%, 1/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	13,325,000
11,165,000	Lakewood Housing Authority Timberleaf Apartments Project Revenue, 2.75%, 7/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	11,165,000

		38,165,000

Florida — 0.01%
2,370,000	Collier County Housing Finance Authority Brittany Bay Apartments Project Revenue, Series A, 4.99%, 7/15/34, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	2,370,000

Georgia — 0.02%
5,235,000	Atlanta Urban Residential Finance Authority West End Housing Development Project Revenue, Series W, 3.90%, 9/1/27, (Credit Support: Fannie Mae)(c)	5,235,000

Idaho — 0.02%
4,080,000	Idaho Housing & Finance Association Traditions at Boise Apartments Revenue, Series A, 3.50%, 9/1/44, Callable 4/13/20 @ 100(c)	4,080,000

Illinois — 0.08%
2,400,000	County of Lake Whispering Oaks Apartments Project Revenue, 4.90%, 11/1/45, Callable 4/10/20 @ 100(c)	2,400,000
17,900,000	Illinois Housing Development Authority Revenue, 2.75%, 3/15/37, Callable 4/2/20 @ 100(c)	17,900,000

		20,300,000

Indiana — 0.01%
3,375,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 4.09%, 5/15/38, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	3,375,000

13

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
Kentucky — 0.00%
$ 290,000	Kentucky Housing Corp. Overlook Terraces Apartments Revenue, Series B, 4.51%, 11/15/40, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	$290,000

Maryland — 0.18%
39,765,000	Maryland Community Development Administration Multifamily Barrington Revenue, Series A, 3.00%, 6/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	39,765,000
3,995,000	Maryland Community Development Administration Multifamily Revenue, Series E, 4.91%, 3/1/41, (Credit Support: Freddie Mac), Callable 5/1/20 @ 100(c)	3,995,000

		43,760,000

Nevada — 0.05%
11,800,000	Nevada Housing Division Multi Unit Housing Apache Project Revenue, Series A, 4.12%, 10/15/32, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	11,800,000

New York — 8.06%
5,820,000	Albany Industrial Development Agency South Mall Towers Project Revenue, Series A, 3.00%, 8/15/35, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	5,820,000
19,780,000	FHLMC Multifamily VRD Certificates Revenue, Series A, 4.73%, 10/15/29(c),(d)	19,780,000
14,965,000	FHLMC Multifamily VRD Certificates Revenue, Series A, 4.95%, 9/15/38, Callable 4/10/20 @ 100(c),(d)	14,965,000
14,975,000	FHLMC Multifamily VRD Certificates Revenue, Series A, 4.95%, 9/15/38, Callable 4/10/20 @ 100(c),(d)	14,975,000
347,205,000	FHLMC Multifamily VRD Certificates Revenue, Series M, 2.00%, 9/15/50, Callable 5/1/20 @ 100(c),(d)	347,205,000
32,465,000	Housing Development Corp. Reniassance Revenue, Series A, 4.64%, 6/1/37, Callable 4/10/20 @ 100(c)	32,465,000
13,500,000	Nassau County Industrial Development Agency Clinton Plaza Housing Project Revenue, 4.50%, 9/1/34, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	13,500,000
29,400,000	New York City Housing Development Corp. Brittany Development Revenue, Series A, 3.00%, 6/15/29, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	29,400,000
2,750,000	New York City Housing Development Corp. West Port Development Revenue, Series B, 2.95%, 11/15/31, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	2,749,983
38,700,000	New York City Housing Development Corp. Lyric Development Revenue, Series A, 3.00%, 11/15/31, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	38,700,000
55,100,000	New York City Housing Development Corp. Revenue, Series A, 3.00%, 8/15/32, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	55,100,000
2,700,000	New York City Housing Development Corp. Pearl Street Development Revenue, Series B, 2.95%, 6/15/34, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	2,699,975

14

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 39,000,000	New York City Housing Development Corp. Westport Development Revenue, Series A, 3.00%, 6/15/34, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	$39,000,000
44,865,000	New York City Housing Development Corp. 90 Washington Street Revenue, Series A, 4.67%, 2/15/35, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	44,865,000
25,005,000	New York City Housing Development Corp. Royal Properties Revenue, Series A, 2.95%, 4/15/35, (Credit Support: Fannie Mae)(c)	25,005,000
29,450,000	New York City Housing Development Corp. Atlantic Court Apartment Revenue, Series A, 3.00%, 12/1/35, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(c)	29,450,000
5,050,000	New York City Housing Development Corp. 90 West Street Revenue, Series B, 4.25%, 3/15/36, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	5,050,000
22,785,000	New York City Housing Development Corp. 90 West Street Revenue, Series A, 4.90%, 3/15/36, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	22,785,000
1,300,000	New York City Housing Development Corp. Gold Street Revenue, Series A, 4.90%, 4/15/36, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	1,300,000
24,525,000	New York City Housing Development Corp. Rivereast Apartments Revenue, Series A, 4.64%, 12/1/36, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(c)	24,525,000
6,900,000	New York City Housing Development Corp. West 21st Street Revenue, Series B, 4.25%, 11/15/37, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	6,900,000
7,810,000	New York City Housing Development Corp. Markham Gardens Apartments Revenue, Series A, 3.00%, 1/1/40, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(c)	7,810,000
8,445,000	New York City Housing Development Corp. Ocean Gate Revenue, Series A, 4.60%, 8/1/40, Callable 5/1/20 @ 100(c)	8,445,000
23,800,000	New York City Housing Development Corp. 26th Street Development Revenue, Series A, 4.55%, 4/1/41, Callable 4/10/20 @ 100(c)	23,800,000
21,000,000	New York City Housing Development Corp. Lyric Development Revenue, Series B, 4.25%, 10/15/41, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	21,000,000
22,465,000	New York City Housing Development Corp. Linden Plaza Revenue, Series A, 4.60%, 4/1/43, Callable 5/1/20 @ 100(c)	22,465,000
20,915,000	New York City Housing Development Corp. 26th Street Development Revenue, Series A, 4.40%, 4/1/45, Callable 4/10/20 @ 100(c)	20,915,000
7,400,000	New York City Housing Development Corp. Bruckner Revenue, Series A, 4.64%, 11/1/48, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(c)	7,400,000
46,950,000	New York State Housing Finance Agency Union Square South Housing Revenue, 3.00%, 11/1/24, (Credit Support: Fannie Mae), Callable 4/13/20 @ 100(c)	46,950,000

15

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 20,000,000	New York State Housing Finance Agency Revenue, Series A, 3.00%, 5/1/29, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	$20,000,000
15,200,000	New York State Housing Finance Agency Revenue, Series A, 4.98%, 5/15/29, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	15,200,000
31,400,000	New York State Housing Finance Agency Tribeca Revenue, Series A, 4.75%, 11/15/29, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	31,400,000
103,700,000	New York State Housing Finance Agency 240 East 39th Street Revenue, Series E, 3.00%, 5/15/30, (Credit Support: Fannie Mae), Callable 4/13/20 @ 100(c)	103,700,000
22,600,000	New York State Housing Finance Agency Revenue, Series A, 4.98%, 5/15/31, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	22,600,000
11,000,000	New York State Housing Finance Agency 39 th Street Housing Revenue, Series A, 4.95%, 11/15/31, (Credit Support: Fannie Mae)(c)	11,000,000
13,100,000	New York State Housing Finance Agency 39 th Street Housing Revenue, Series A, 4.95%, 11/15/31, (Credit Support: Fannie Mae)(c)	13,100,000
12,000,000	New York State Housing Finance Agency 363 West 30th Street, Series A, 3.00%, 11/1/32, (Credit Support: Federal Home Loan Mortgage), Callable 4/10/20 @ 100(c)	12,000,000
14,500,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 4.95%, 11/1/32, Callable 4/10/20 @ 100(c)	14,500,000
11,300,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 4.98%, 11/1/32, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(c)	11,300,000
30,900,000	New York State Housing Finance Agency West 23rd Street Revenue, Series A, 2.75%, 5/15/33, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	30,900,000
1,435,000	New York State Housing Finance Agency Revenue, Series B, 2.98%, 5/15/33, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	1,435,000
25,300,000	New York State Housing Finance Agency Revenue, Series E, 3.00%, 5/15/33, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	25,300,000
28,875,000	New York State Housing Finance Agency Revenue, Series A, 4.60%, 5/15/33, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	28,875,000
50,150,000	New York State Housing Finance Agency Revenue, Series A, 4.60%, 5/15/33, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	50,150,000
20,000,000	New York State Housing Finance Agency 1500 Lexington Avenue, Series A, 4.75%, 5/15/34, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	20,000,000
2,000,000	New York State Housing Finance Agency 1500 Lexington Avenue, Series A, 4.75%, 5/15/34, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	2,000,000

16

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 6,200,000	New York State Housing Finance Agency Revenue, Series A, 4.90%, 5/15/34, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	$6,200,000
24,945,000	New York State Housing Finance Agency Revenue, Series A, 2.95%, 5/1/35, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(c)	24,945,000
89,500,000	New York State Housing Finance Agency 900 8th Avenue Revenue, Series A, 4.60%, 5/15/35, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	89,500,000
58,000,000	New York State Housing Finance Agency Helena Housing Revenue, Series A, 4.60%, 5/15/36, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	58,000,000
42,000,000	New York State Housing Finance Agency Helena Housing Revenue, Series A, 4.60%, 5/15/36, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	42,000,000
13,700,000	New York State Housing Finance Agency Revenue, Series A, 4.98%, 11/1/36, Callable 4/10/20 @ 100(c)	13,700,000
33,870,000	New York State Housing Finance Agency Revenue, Series A, 2.95%, 11/15/36, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	33,870,000
30,900,000	New York State Housing Finance Agency North End Revenue, Series N, 4.90%, 11/15/36, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	30,900,000
5,800,000	New York State Housing Finance Agency Mccarthy Manor Apartments Revenue, Series A, 4.60%, 5/15/37, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	5,800,000
2,600,000	New York State Housing Finance Agency Weyant Green Apartments, Series A, 4.75%, 5/15/37, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	2,600,000
43,120,000	New York State Housing Finance Agency Taconic Refunding Revenue, 4.75%, 5/15/39, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	43,120,000
20,345,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 4.01%, 5/15/41, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	20,345,000
22,640,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 4.05%, 5/15/41, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	22,640,000
6,750,000	New York State Housing Finance Agency 316 11th Avenue Revenue, Series B, 4.25%, 5/15/41, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	6,750,000
44,480,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, 4.60%, 5/15/41, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	44,480,000
33,270,000	New York State Housing Finance Agency 11th Avenue Housing Revenue, Series A, 4.95%, 5/15/41, (Credit Support: Fannie Mae), Callable 4/10/20 @ 100(c)	33,270,000
20,520,000	New York State Housing Finance Agency 42nd Street Revenue, Series A, 3.70%, 11/1/41, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(c)	20,520,000

17

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$28,965,000	New York State Housing Finance Agency 42nd Street Revenue, Series A, 3.70%, 11/1/41, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(c)	$28,965,000
66,275,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, Series A, 3.72%, 11/1/41, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(c)	66,275,000
57,095,000	New York State Housing Finance Agency Clinton Park Housing Revenue, Series A, 4.60%, 11/1/44, Callable 4/10/20 @ 100(c)	57,095,000
9,950,000	Ramapo Housing Authority Spring VY Homes Project Revenue, Series A, 3.00%, 12/15/38, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	9,950,000

		2,009,409,958

Texas — 0.52%
4,760,000	Capital Area Housing Finance Corp. Marble Fals Vistas Apartments Revenue, 2.75%, 4/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	4,760,000
6,515,000	Harris County Housing Finance Corp. Cornerstone Apartments Revenue, 2.75%, 8/15/37, (Credit Support: Fannie Mae), Callable 4/21/20 @ 100(c)	6,515,000
10,400,000	Houston Housing Finance Corp. Little Nell Apartments Revenue, 2.75%, 1/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	10,400,000
4,560,000	Houston Housing Finance Corp. Mayfair Park Apartments Revenue, 2.75%, 4/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	4,560,000
1,375,000	Houston Housing Finance Corp. Regency Park Apartments Revenue, 3.00%, 5/15/41, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	1,375,000
12,135,000	Southeast Texas Housing Finance Corp. Piedmont Apartments Revenue, 2.75%, 8/15/39, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	12,135,000
5,775,000	Southeast Texas Housing Finance Corp. Wyndham Park Aparments Revenue, Series S, 3.00%, 7/15/41, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	5,775,000
9,105,000	Texas Department of Housing & Community Affairs Chisholm Trails Apartments Revenue, 2.75%, 4/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	9,105,000
10,700,000	Texas Department of Housing & Community Affairs Bristol Apartments Revenue, 2.75%, 6/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	10,700,000
12,365,000	Texas Department of Housing & Community Affairs Pinnacle Apartments Revenue, 2.75%, 6/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	12,365,000
10,090,000	Texas Department of Housing & Community Affairs Pinnacle Apartments Revenue, 2.75%, 4/15/38, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	10,090,000
5,380,000	Texas Department of Housing & Community Affairs St. Augustine Estate Revenue, 2.75%, 9/15/38, Callable 4/15/20 @ 100(c)	5,380,000

18

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value

$11,090,000	Texas Department of Housing & Community Affairs Idlewilde Apartments Revenue, 2.75%, 6/15/40, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	$11,090,000
12,480,000	Texas Department of Housing & Community Affairs Lancaster Revenue, 2.75%, 7/15/40, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	12,480,000
2,500,000	Texas Department of Housing & Community Affairs Windshire Apartments Revenue, 2.75%, 1/15/41, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	2,500,000
11,375,000	Texas Department of Housing & Community Affairs West Oak Senior Apartments Revenue, Series W, 2.75%, 7/1/41, Callable 4/10/20 @ 100(c)	11,375,000

		130,605,000

Washington — 1.56%
1,900,000	District of Columbia Housing Finance Agency Park 7 Benning Revenue, 4.90%, 2/1/46, (Credit Support: Freddie Mac)(c)	1,900,000
8,100,000	Vancouver Housing Authority Multi Family Revenue, 3.73%, 12/1/38, (Credit Support: Freddie Mac), Callable 4/10/20 @ 100(c)	8,100,000
12,750,000	Washington State Housing Finance Commission Rainer Court Apartments Revenue, Series A, 2.75%, 12/15/36, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	12,750,000
1,355,000	Washington State Housing Finance Commission Rainer Court Project Revenue, Series B, 3.00%, 12/15/36, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	1,355,000
13,625,000	Washington State Housing Finance Commission Crestview Apartments Project Revenue, 2.75%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	13,625,000
7,535,000	Washington State Housing Finance Commission Vintage Richland Revenue, Series A, 2.75%, 1/15/38, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	7,535,000
15,750,000	Washington State Housing Finance Commission Everett Living Revenue, Series A, 2.75%, 1/15/38, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	15,750,000
10,390,000	Washington State Housing Finance Commission Merrill Gardens Renton Revenue, Series A, 2.75%, 8/1/38, Callable 5/1/20 @ 100(c)	10,390,000
12,000,000	Washington State Housing Finance Commission Pinehurst Apartments Revenue, Series A, 2.75%, 3/15/39, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	12,000,000
12,730,000	Washington State Housing Finance Commission Eagles Landing Apartments Project, Series A, 2.75%, 8/15/39, (Credit Support: Fannie Mae), Callable 4/16/20 @ 100(c)	12,730,000
8,190,000	Washington State Housing Finance Commission Vintage Chehalis Revenue, 2.75%, 6/15/40, (Credit Support: Fannie Mae), Callable 4/16/20 @ 100(c)	8,190,000
17,970,000	Washington State Housing Finance Commission Echo Lake Senior Apartments Project Revenue, 2.75%, 7/15/40, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	17,970,000

19

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value

$ 9,985,000	Washington State Housing Finance Commission Barkley Ridge Apartments, Series A, 2.85%, 9/1/40, (Credit Support: Freddie Mac), Callable 4/13/20 @ 100(c)	$9,985,000
17,640,000	Washington State Housing Finance Commission Merril Gardens University Village Revenue, Series A, 2.75%, 9/15/40, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	17,640,000
48,540,000	Washington State Housing Finance Commission Merril Gardens University Village Revenue, Series A, 2.60%, 4/15/41, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	48,540,000
4,600,000	Washington State Housing Finance Commission Fairwinds Redmon Revenue, 3.00%, 7/1/41, (Credit Support: Federal Home Loan Bank), Callable 4/13/20 @ 100(c)	4,600,000
3,045,000	Washington State Housing Finance Commission Fairwinds Project Revenue, Series B, 3.00%, 7/1/41, (Credit Support: Federal Home Loan Bank), Callable 4/13/20 @ 100(c)	3,045,000
3,425,000	Washington State Housing Finance Commission Lodge At Eagle Ridge Revenue, Series B, 3.00%, 8/1/41, (Credit Support: East West Bank), Callable 4/10/20 @ 100(c)	3,425,000
12,900,000	Washington State Housing Finance Commission Ballard Land Revenue, Series B, 2.75%, 12/15/41, (Credit Support: East West Bank), Callable 4/10/20 @ 100(c)	12,899,875
31,590,000	Washington State Housing Finance Commission Ballard Land Revenue, Series A, 3.25%, 12/15/41, (Credit Support: East West Bank), Callable 4/10/20 @ 100(c)	31,590,000
13,245,000	Washington State Housing Finance Commission Discovery Height Apartments, Series H, 4.90%, 12/1/43, Callable 4/10/20 @ 100(c)	13,245,000
17,700,000	Washington State Housing Finance Commission Revenue, 4.90%, 2/1/44, Callable 4/10/20 @ 100(c)	17,700,000
4,400,000	Washington State Housing Finance Commission Revenue, Series A, 3.25%, 8/1/44, (Credit Support: Freddie Mac), Callable 4/13/20 @ 100(c)	4,400,000
4,295,000	Washington State Housing Finance Commission Cambridge Apartments, 2.75%, 12/15/44, (Credit Support: Fannie Mae), Callable 4/15/20 @ 100(c)	4,295,000
26,235,000	Washington State Housing Finance Commission Urban Apartments Project Revenue, Series R, 3.00%, 7/1/47, (Credit Support: Freddie Mac), Callable 4/13/20 @ 100(c)	26,235,000
13,795,000	Washington State Housing Finance Commission Revenue, 3.25%, 8/1/49, (Credit Support: East West Bank), Callable 4/10/20 @ 100(c)	13,795,000
15,650,000	Washington State Housing Finance Commission Corner Apartments Revenue, 3.25%, 9/1/49, (Credit Support: East West Bank), Callable 4/10/20 @ 100(c)	15,650,000
5,690,000	Washington State Housing Finance Commission Inter Urban Revenue, 3.50%, 7/1/52, (Credit Support: Freddie Mac), Callable 4/13/20 @ 100(c)	5,690,000
33,000,000	Washington State Housing Finance Commission Seatac Apartments Revenue, Series P, 3.25%, 4/1/53, (Credit Support: Federal Home Loan Bank), Callable 4/10/20 @ 100(c)	33,000,000

		388,029,875

20

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value

Wisconsin — 0.05%
$ 12,320,000	Public Finance Authority Brannan Park Revenue, 2.75%, 1/1/48, (Credit Support: East West Bank), Callable 4/13/20 @ 100(c)	$12,320,000

		3,119,514,833

Total Variable Rate Demand Note (Cost $3,119,514,833)		3,119,514,833

Repurchase Agreements — 39.16%
800,000,000	Bank of Montreal, dated 3/31/20; due 4/01/20 at 0.01% with maturity value of $800,000,222 (fully collateralized by Ginnie Mae, Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/01/25 to 4/20/69 at rates ranging from 2.50% to 6.10%, aggregate original par and fair value of $812,752,537 and $816,000,103 respectively)	800,000,000
200,000,000	Bank of Montreal, dated 3/04/20; due 4/03/20 at 1.09% with maturity value of $200,181,667 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/30/20 to 8/15/47 at rates ranging from 0.00% to 4.38%, aggregate original par and fair value of $188,378,200 and $204,000,072 respectively)	200,000,000
105,000,000	Bank of Montreal, dated 3/31/20; due 4/01/20 at 0.01% with maturity value of $105,000,029 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/21 to 2/15/50 at rates ranging from 1.25% to 2.88%, aggregate original par and fair value of $92,007,700 and $107,100,070 respectively)	105,000,000
100,000,000	Bank of Montreal, dated 1/15/20; due 4/16/20 at 1.57% with maturity value of $100,401,222 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/14/20 to 8/15/49 at rates ranging from 0.00% to 3.75%, aggregate original par and fair value of $77,994,300 and $102,000,006 respectively)	100,000,000
100,000,000	Bank of Montreal, dated 3/19/20; due 5/18/20 at 0.12% with maturity value of $100,020,000 (fully collateralized by Ginnie Mae, Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/01/35 to 3/20/50 at rates ranging from 2.50% to 5.50%, aggregate original par and fair value of $98,389,990 and $102,000,000 respectively)	100,000,000
50,000,000	Bank of Montreal, dated 3/31/20; due 4/01/20 at 0.01% with maturity value of $50,000,014 (fully collateralized by U.S. Treasury, Ginnie Mae, Fannie Mae, Fidelity Canadian Short Term Corporate Bond and Freddie Mac securities with maturity dates ranging from 4/14/20 to 1/20/65 at rates ranging from 0.00% to 7.50%, aggregate original par and fair value of $75,162,682 and $51,000,041 respectively)	50,000,000

	Total Value of Bank of Montreal, (collateral value of $ 1,382,100,292)	1,355,000,000

21

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value

$300,000,000	BNP Paribas Securities Corp., dated 1/09/20; due 4/09/20 at 1.57% with maturity value of $301,190,583 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/20 to 5/15/48 at rates ranging from 0.00% to 7.50%, aggregate original par and fair value of $207,072,829 and $306,000,000 respectively)	$300,000,000
135,000,000	BNP Paribas Securities Corp., dated 3/31/20; due 4/01/20 at 0.01% with maturity value of $135,000,038 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/27 to 11/15/49 at rates ranging from 0.00% to 3.38%, aggregate original par and fair value of $103,048,182 and $137,700,002 respectively)	135,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $ 443,700,002)	435,000,000

300,000,000	Citigroup Global Markets, Inc., dated 3/31/20; due 4/01/20 at 0.02% with maturity value of $300,000,167 (fully collateralized by U.S. Treasury, Ginnie Mae, Fannie Mae, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 9/28/20 to 7/15/61 at rates ranging from 0.00% to 7.00%, aggregate original par and fair value of $404,853,455 and $306,000,055 respectively)	300,000,000
300,000,000	Citigroup Global Markets, Inc., dated 3/31/20; due 4/01/20 at 0.01% with maturity value of $300,000,083 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/24 to 2/15/42 at rates ranging from 0.13% to 2.50%, aggregate original par and fair value of $284,157,700 and $306,000,004 respectively)	300,000,000
250,000,000	Citigroup Global Markets, Inc., dated 3/31/20; due 4/01/20 at 0.01% with maturity value of $250,000,069 (fully collateralized by Freddie Mac, Fidelity Canadian Short Term Corporate Bond and Federal Home Loan Bank securities with maturity dates ranging from 6/05/20 to 12/04/34 at rates ranging from 0.00% to 3.00%, aggregate original par and fair value of $253,614,000 and $255,000,707 respectively)	250,000,000
50,000,000	Citigroup Global Markets, Inc., dated 3/26/20; due 4/02/20 at 0.02% with maturity value of $50,000,194 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/30/25 to 2/15/42 at rates ranging from 0.38% to 2.88%, aggregate original par and fair value of $45,284,500 and $51,000,003 respectively)	50,000,000
50,000,000	Citigroup Global Markets, Inc., dated 3/26/20; due 4/02/20 at 0.03% with maturity value of $50,000,292 (fully collateralized by Fidelity Canadian Short Term Corporate Bond, Fannie Mae and Federal Home Loan Bank securities with maturity dates ranging from 5/15/20 to 10/01/41 at rates ranging from 0.00% to 7.13%, aggregate original par and fair value of $48,331,000 and $51,000,980 respectively)	50,000,000

22

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 36,000,000	Citigroup Global Markets, Inc., dated 3/31/20; due 4/07/20 at 0.01% with maturity value of $36,000,070 (fully collateralized by Federal Home Loan Bank securities with maturity dates ranging from 6/05/20 to 10/09/20 at rates ranging from 0.00% to 1.67%, aggregate original par and fair value of $36,685,000 and $36,818,407 respectively)	$36,000,000
33,000,000	Citigroup Global Markets, Inc., dated 3/31/20; due 4/07/20 at 0.01% with maturity value of $33,000,064 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/24 to 2/15/42 at rates ranging from 0.75% to 2.50%, aggregate original par and fair value of $31,661,700 and $33,660,060 respectively)	33,000,000

	Total Value of Citigroup Global Markets, Inc., (collateral value of $ 1,039,480,216)	1,019,000,000

300,000,000	Credit Agricole Corporate and Investment Bank, dated 2/04/20; due 4/06/20 at 1.57% with maturity value of $300,811,167 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/22 to 11/15/47 at rates ranging from 0.75% to 2.75%, aggregate original par and fair value of $247,592,900 and $306,000,021 respectively)	300,000,000
300,000,000	Credit Agricole Corporate and Investment Bank, dated 3/20/20; due 4/20/20 at 0.15% with maturity value of $300,038,750 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/22 to 2/15/44 at rates ranging from 2.00% to 3.63%, aggregate original par and fair value of $278,707,200 and $306,000,020 respectively)	300,000,000
100,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/20; due 4/01/20 at 0.02% with maturity value of $100,000,056 (fully collateralized by Ginnie Mae, Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/20/48 to 7/01/49 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $117,216,839 and $102,000,000 respectively)	100,000,000
100,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/20; due 4/01/20 at 0.01% with maturity value of $100,000,028 (fully collateralized by a U.S. Treasury security with a maturity date of 3/31/25 at a rate of 2.63%, original par and fair value of $91,957,100 and $102,000,011 respectively)	100,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 816,000,052)	800,000,000

23

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 500,000,000	Deutsche Bank Securities, dated 3/31/20; due 4/01/20 at 0.02% with maturity value of $500,000,278 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/01/27 to 1/01/50 at rates ranging from 3.00% to 7.00%, aggregate original par and fair value of $992,891,232 and $510,000,000 respectively)	$500,000,000
100,000,000	Deutsche Bank Securities, dated 3/31/20; due 4/01/20 at 0.01% with maturity value of $100,000,028 (fully collateralized by a U.S. Treasury security with a maturity date of 3/31/21 at rate of 2.25%, original par and fair value of $99,884,900 and $102,000,063 respectively)	100,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 612,000,063)	600,000,000

3,300,000,000	Federal Reserve, dated 3/31/20; due 4/01/20 at 0% with maturity value of $3,300,000,000 (fully collateralized by a U.S. Treasury security with a maturity date of 8/15/39 at rate of 4.50%, original par and fair value of $2,040,560,000 and $3,300,000,135 respectively)	3,300,000,000

	Total Value of Federal Reserve, (collateral value of $ 3,300,000,135)	3,300,000,000

1,500,000,000	Fixed Income Clearing Corp., dated 3/31/20; due 4/1/20 at 0.01% with maturity value of $1,500,000,417 (fully collateralized by U.S. Treasury security with a maturity date of 6/15/22 at a rate of 1.75%, aggregate original par and fair value of $1,472,620,000 and $1,530,004,001 respectively)	1,500,000,000

	Total Value of Fixed Income Clearing Corp., (collateral value of $ 1,530,004,001)	1,500,000,000

50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/20; due 4/01/20 at 0.01% with maturity value of $50,000,014 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/25/21 to 6/30/22 at rates ranging from 0.00% to 2.13%, aggregate original par and fair value of $49,275,200 and $51,000,094 respectively)	50,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $ 51,000,094)	50,000,000

200,000,000	National Australia Bank, dated 3/31/20; due 4/1/20 at 0.01% with maturity value of $200,000,056 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/31/24 to 11/15/28 at rates ranging from 1.25% to 3.13, aggregate original par and fair value of $200,000,000 and $204,053,925 respectively)	200,000,000

	Total Value of National Australia Bank, (collateral value of $ 204,053,925)	200,000,000

24

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

Principal Amount		Value
$ 200,000,000	TD Securities (USA), dated 3/31/20; due 4/07/20 at 0.03% with maturity value of $200,001,167 (fully collaterlized by Fannie Mae securities with maturity dates ranging from 3/01/47 to 5/01/49 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $252,242,731 and $204,000,001 respectively)	$200,000,000

	Total Value of TD Securities (USA), (collateral value of $ 204,000,001)	200,000,000

150,000,000	Wells Fargo Securities, dated 3/31/20; due 4/01/20 at 0.01% with maturity value of $150,000,042 (fully collateralized by a U.S. Treasury security with a maturity date of 5/15/26 at rate of 1.63%, aggregate original par and fair value of $142,680,100 and $153,000,019 respectively)	150,000,000
150,000,000	Wells Fargo Securities, dated 3/31/20; due 4/01/20 at 0.02% with maturity value of $150,000,083 (fully collateralized by Fannie Mae securities with maturity dates ranging from 10/01/34 to 3/01/50 at rates ranging from 2.50% to 3.50%, aggregate original par and fair value of $146,251,631 and $153,000,001 respectively)	150,000,000

	Total Value of Wells Fargo Securities, (collateral value of $ 306,000,020)	300,000,000

Total Repurchase Agreements		9,759,000,000

(Cost $9,759,000,000)

Shares
U.S. Government Agency Obligations — 2.10%
500,000,000	U.S. Treasury Bill(a)	499,911,844
25,000,000	U.S. Treasury Bill(a)	24,900,408

Total U.S. Government Agency Obligations		524,812,252

(Cost $524,812,252)

Total Investments		$23,651,932,897
(Cost $23,651,932,897)(e) — 94.90%

Other assets in excess of liabilities — 5.10%		1,271,073,901

NET ASSETS — 100.00%		$24,923,006,798

25

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2020 (Unaudited)

(a)	Represents effective yield to maturity on date of purchase.
(b)	Floating rate note. Rate shown is as of report date.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FOR - Foreign Ownership Receipt

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

26

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

U.S. Government Money Market Fund
Assets:
Investments, at value (cost $13,892,932,897)	$13,892,932,897
Repurchase agreements, at value (cost $9,759,000,000)	9,759,000,000
Cash	852,796,714
Interest and dividend receivable	20,868,545
Receivable from advisor	363,236
Receivable for capital shares issued	1,478,970,457
Prepaid expenses and other assets	84,248

Total Assets	26,005,016,097

Liabilities:
Foreign withholding tax payable	4,283
Distributions payable	3,428,643
Payable for capital shares redeemed	262,139,653
Payable for investments purchased	813,205,296
Accrued expenses and other payables:
Investment advisory fees	1,145,523
Accounting fees	57,276
Audit fees	16,652
Distribution fees	1,432,206
Custodian fees	12,158
Shareholder reports	48,544
Shareholder servicing fees	388,831
Transfer agent fees	14,236
Other	115,998

Total Liabilities	1,082,009,299

Net Assets	$24,923,006,798

Net Assets Consists of:
Capital	$24,922,939,431
Accumulated earnings	67,367

Net Assets	$24,923,006,798

27

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2020 (Unaudited)

U.S. Government
Money Market Fund
Net Assets
RBC Institutional Class 1	$19,765,927,665
RBC Institutional Class 2	3,428,771,598
RBC Investor Class	1,728,307,535

Total	$24,923,006,798

Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	19,765,884,540
RBC Institutional Class 2	3,428,682,972
RBC Investor Class	1,728,406,838

Total	24,922,974,350

Net Asset Values and Redemption Prices Per Share:
RBC Institutional Class 1	$1.00

RBC Institutional Class 2	$1.00

RBC Investor Class	$1.00

See Notes to the Financial Statements.

28

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

U.S. Government Money Market Fund
Investment Income:
Interest income	$66,528,041
Expenses:
Investment advisory fees	4,217,527
Distribution fees–RBC Institutional Class 2	2,097,174
Distribution fees–RBC Investor Class	5,808,187
Accounting fees	270,557
Audit fees	15,122
Custodian fees	59,954
Insurance fees	32,335
Legal fees	201,736
Registrations and filing fees	44,008
Shareholder reports	185,092
Transfer agent fees–RBC Institutional Class 1	13,278
Transfer agent fees–RBC Institutional Class 2	2,074
Transfer agent fees–RBC Investor Class	3,572
Trustees’ fees and expenses	237,191
Shareholder services administration fees–RBC Institutional Class 1	1,119,296
Tax expense	2,164
Other fees	94,535

Total expenses before fee waiver/reimbursement	14,403,802
Expenses waived/reimbursed by:
Distributor - Class Specific	(782,935)
Shareholder Services Administrator - RBC Institutional Class 1	(1,056,274)

Net expenses	12,564,593

Net Investment Income	53,963,448

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	35,197

Change in net assets resulting from operations	$53,998,645

See Notes to the Financial Statements.

29

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	U.S. Government
	Money Market Fund
	For the
	Six Months Ended	For the
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
From Investment Activities
Operations:
Net investment income	$53,963,448	$92,430,043
Net realized gains from investments	35,197	41,542

Change in net assets resulting from operations	53,998,645	92,471,585

Distributions to Shareholders:
RBC Institutional Class 1	(31,078,999)	(33,770,497)
RBC Institutional Class 2	(19,161,483)	(44,300,942)
RBC Investor Class	(3,721,867)	(14,283,965)

Change in net assets resulting from shareholder distributions	(53,962,349)	(92,355,404)

Capital Transactions:
Proceeds from shares issued	45,301,792,665	18,531,189,918
Distributions reinvested	40,036,173	80,315,338
Cost of shares redeemed	(25,884,869,706)	(18,079,176,226)

Change in net assets resulting from capital transactions	19,456,959,132	532,329,030

Net increase in net assets	19,456,995,428	532,445,211
Net Assets:
Beginning of period	5,466,011,370	4,933,566,159

End of period	$24,923,006,798	$5,466,011,370

Share Transactions:
Issued	45,301,792,665	18,531,189,918
Reinvested	40,036,173	80,315,338
Redeemed	(25,884,869,706)	(18,079,176,226)

Change in shares resulting from capital transactions	19,456,959,132	532,329,030

See Notes to the Financial Statements.

30

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended 3/31/20 (Unaudited)	$1.00	0.01	—(b)	0.01	(0.01)	(0.01)	$1.00
Year Ended 9/30/19	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/15	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
RBC Institutional Class 2
Six Months Ended 3/31/20 (Unaudited)	$1.00	0.01	—(b)	0.01	(0.01)	(0.01)	$1.00
Year Ended 9/30/19	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/15	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
RBC Investor Class
Six Months Ended 3/31/20 (Unaudited)	$1.00	—	—(b)	—	—	—	$1.00
Year Ended 9/30/19	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/15	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

31

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (milllions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended 3/31/20 (Unaudited)	0.77%(b)	$19,766	0.13%(c)	1.39%(c)	0.18%(c)
Year Ended 9/30/19	2.19%	1,916	0.19%	2.17%	0.19%
Year Ended 9/30/18	1.41%	2,106	0.18%	1.35%	0.19%
Year Ended 9/30/17	0.60%	2,210	0.18%	0.55%	0.18%
Year Ended 9/30/16	0.20%	2,074	0.17%	0.23%	0.18%
Year Ended 9/30/15	0.01%	921	0.11%	0.01%	0.17%
RBC Institutional Class 2
Six Months Ended 3/31/20 (Unaudited)	0.69%(b)	$ 3,429	0.28%(c)	1.37%(c)	0.28%(c)
Year Ended 9/30/19	2.09%	2,510	0.29%	2.08%	0.29%
Year Ended 9/30/18	1.31%	1,720	0.29%	1.34%	0.29%
Year Ended 9/30/17	0.50%	1,224	0.29%	0.54%	0.29%
Year Ended 9/30/16	0.12%	663	0.26%	0.14%	0.28%
Year Ended 9/30/15	0.01%	329	0.11%	0.01%	0.27%
RBC Investor Class
Six Months Ended 3/31/20 (Unaudited)	0.33%(b)	$ 1,728	0.99%(c)	0.64%(c)	1.13%(c)
Year Ended 9/30/19	1.37%	1,040	1.00%	1.36%	1.14%
Year Ended 9/30/18	0.59%	1,107	1.00%	0.50%	1.13%
Year Ended 9/30/17	0.02%	2,158	0.87%	0.01%	1.15%
Year Ended 9/30/16	0.01%	728	0.36%	0.01%	1.12%
Year Ended 9/30/15	0.01%	705	0.12%	0.01%	1.12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

See Notes to the Financial Statements.

32

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the U.S. Government Money Market Fund (“Fund”).

The Fund offers three share classes: RBC Institutional Class 1, RBC Institutional Class 2 and RBC Investor Class. Prior to November 9, 2017, the Fund also offered shares in RBC Select Class and RBC Reserve Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost, and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

34

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2020 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
U.S. Government Money Market Fund	$—	23,651,932,897	$—	23,651,932,897

(a) The breakdown of the Fund’s investments by major categories or state classification or political subdivision is disclosed in the Schedules of Portfolio Investments.

During the period ended March 31, 2020, the Fund recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Financial Instruments:

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held by the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

35

NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. paydowns), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2020, the Fund held no when-issued securities.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the Fund as follows:

Annual Rate
U.S. Government Money Market Fund	0.10%

RBC Institutional Class 1 of the Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM-US has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for RBC Institutional Class 1 until January 31, 2021. During the period ended March 31, 2020, there were no fees waived under this agreement.

RBC GAM-US serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

36

NOTES TO FINANCIAL STATEMENTS

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $63,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution:

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2 and RBC Investor Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class
12b-1 Plan Fee	0.15%	1.00%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%

This expense limitation agreement is in place until January 31, 2021. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2020, the amount subject to possible recoupment under the expense limitation agreement is $1,424,642.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the period ended March 31, 2020, the following distribution fees were waived:

Share Class	Distribution Fees Waived
RBC Investor Class	$750,076

During the six months ended March 31, 2020, shareholder servicing fees were voluntarily waived for RBC Institutional Class 1 in the amout of $1,056,274.

37

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are issued, reinvested and redeemed at $1.00 per share.

Transactions for the period were as follows:

	U.S. Government Money Market Fund
	For the
	Six Months
	Ended	For the
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$38,416,609,620	$11,011,527,996
Distributions reinvested	17,158,940	21,750,750
Cost of shares redeemed	(20,583,887,299)	(11,223,616,131)

Change in RBC Institutional Class 1	$17,849,881,261	$(190,337,385)

RBC Institutional Class 2
Proceeds from shares issued	$4,999,043,121	$4,964,284,555
Distributions reinvested	19,155,363	44,280,620
Cost of shares redeemed	(4,099,913,332)	(4,218,163,172)

Change in RBC Institutional Class 2	$918,285,152	$790,402,003

RBC Investor Class
Proceeds from shares issued	$1,886,139,924	$2,555,377,367
Distributions reinvested	3,721,870	14,283,968
Cost of shares redeemed	(1,201,069,075)	(2,637,396,923)

Change in RBC Investor Class	$688,792,719	$(67,735,588)

Change in net assets resulting from capital transactions	$19,456,959,132	$532,329,030

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and

38

NOTES TO FINANCIAL STATEMENTS

state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of distributions during the year ended September 30, 2019 were as follows:

	Distributions Paid From
			Total
	Ordinary	Total Taxable	Distributions
	Income	Distributions	Paid
U.S. Government Money Market Fund	$90,428,984	$90,428,984	$90,428,984

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2020.

During the year ended September 30, 2019, the Fund utilized capital loss carryforwards in the amount of $116,187.

As of September 30, 2019, the Fund had a short-term capital loss carryforward of $12,737 and a long-term capital loss carryforward of $444 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2019.

7. Line of Credit

The Fund, along with other Funds within the Trust, participates in an uncommitted, unsecured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of August 1, 2020. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2020 and there were no borrowings made by the Fund during the period.

8. Significant Risks

Shareholder concentration risk

As of March 31, 2020, an affiliated broker-dealer omnibus account owned 26.4% of the Fund’s outstanding shares, an unaffiliated omnibus account owned 15.3% of the Fund’s outstanding shares and an unaffiliated shareholder owned 11.2% of the Fund’s outstanding shares. Significant transactions by these shareholders may impact the Fund’s performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics,

39

NOTES TO FINANCIAL STATEMENTS

and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest rates, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a Fund holds a debt instrument or has a bank deposit with a negative interest rate, the Fund would generate a negative return on that investment.

In light of current market conditions, interest rates and bond yields in the United States and many other countries are at or near historic lows, and in some cases, such rates and yields are negative. During periods of very low or negative interest rates, the Fund’s susceptibility to interest rate risk (i.e., the risks associated with changes in interest rates) may be magnified, its yield and income may be diminished and its performance may be adversely affected (e.g., during periods of very low or negative interest rates, the Fund may be unable to maintain positive returns). These levels of interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility and reduced liquidity, and may adversely affect a Fund’s yield, income and performance.

9. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

40

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period* 10/1/19–3/31/20	Annualized Expense Ratio During Period 10/1/19–3/31/20
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,007.70	$0.65	0.13%
RBC Institutional Class 2	1,000.00	1,006.90	1.40	0.28%
RBC Investor Class	1,000.00	1,003.30	4.96	0.99%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

41

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period* 10/1/19-3/31/20	Annualized Expense Ratio During Period 10/1/19-3/31/20
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.35	$0.66	0.13%
RBC Institutional Class 2	1,000.00	1,023.60	1.42	0.28%
RBC Investor Class	1,000.00	1,020.05	5.00	0.99%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

42

LIQUIDITY RISK DISCLOSURE (UNAUDITED)

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2019 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as and implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

43

LIQUIDITY RISK DISCLOSURE (UNAUDITED)

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in Section IV.B of the Program.

Market Depth—Reasonably Anticipated Trading Size. In classifying and reviewing its portfolio investments or asset classes (as applicable), the Funds must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no changes to the Reasonably Anticipated Trading Size assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in Section IV of the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

C. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report. Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

D. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. During the Review Period, the Funds operated in accordance with the relevant provisions of the Program with respect to the 15% Limit.

E. Redemptions in Kind

There were no redemptions in-kind effected by any Fund during the Review Period.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2020.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-20

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

             Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company

             and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment

               Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)* /s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer (principal executive officer)

Date 5/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer (principal executive officer)

Date 5/28/2020

By (Signature and Title)* /s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer (principal financial officer)

Date 5/28/2020

* Print the name and title of each signing officer under his or her signature.